UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

4900 Sears Tower, Chicago, Illinois 60606-6303

(Address of principal executive offices)                                                             (Zip code)

Howard B. Surloff, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jeffrey A. Dalke, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31, 2004

Date of reporting period:	July 31, 2004

Item 1. Schedule of Investments

The registrant’s Schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (the “Act”) is as follows:

GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments
July 31, 2004 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Debt Obligations — 94.4%
Alaska — 2.4%
Alaska State Housing Finance Corp. RB for General Mortgage Series 1997 A (MBIA) (AAA/Aaa)
$2,000,000	6.00%	06/01/2027	$2,061,060
Alaska State Housing Finance Corp. RB Series 1999 A (MBIA) (AAA/Aaa)
2,490,000	6.00	06/01/2049	2,578,669
Northern Tobacco Securitization Corp. RB for Alaska Asset Backed Bonds Series 2001 (BBB/Baa3)
1,500,000	5.50	06/01/2029	1,215,285

			5,855,014

Arizona — 3.8%
Arizona School Facilities Board RB for State School Trust Series 2004 A (AMBAC) (AAA/Aaa)
3,410,000	5.75	07/01/2018	3,883,820
Coconino County PCRB for Nevada Power Co. Project Series 1995 E (B-)
325,000	5.35	10/01/2022	290,394
Maricopa County MF Hsg. IDA RB for Place Five and Greenery Apartments Series 1996 A (ETM) (AAA)
1,200,000	5.85	01/01/2008	1,266,984
Maricopa County United School District No. 41 GO Bonds Series 1995 (FSA) (AAA/Aaa)
2,500,000	6.25	07/01/2015	2,787,675
Northern Arizona University RB Series 2003 (FGIC) (AAA/Aaa)
1,235,000	5.50	06/01/2025	1,311,397

			9,540,270

Arkansas — 3.5%
Arkansas Development Finance Authority Hospital RB for Washington Regional Medical Center Series 2000 (BBB-/Baa3)
4,000,000	7.25	02/01/2020	4,387,360
Paragould Sales and Use Tax RB Series 2001 (AMBAC) (AAA/Aaa)
1,000,000	5.10	06/01/2018	1,058,620
575,000	5.05	06/01/2021	583,705
Rogers Arkansas School District No. 030 GO Bonds Refunding Series 2003 A (AMBAC) (Aaa)
1,275,000	4.00	02/01/2011	1,302,349
University of Arkansas RB for Fayetteville Campus Series 2002 (FGIC) (Aaa)
1,185,000	5.50	12/01/2017	1,311,795

			8,643,829

California — 10.0%
Abag Finance Authority RB for Non-Profit Corp. San Diego Hospital Association Series 2001 A (BBB+/Baa1)
1,000,000	6.13	08/15/2020	1,044,990
Abag Finance Authority RB for Non-Profit Corp. Sansum-Santa Barbara Series 2002 A (BBB)
1,500,000	5.50	04/01/2021	1,539,495
California Infrastructure & Economic Development Bank Revenue RB for LA County Department of Public Social Services Series 2003 (AMBAC) (AAA/Aaa)
1,505,000	5.75	09/01/2023	1,649,645
California State Economic Recovery GO Bonds Series 2004 A (AA-/Aa3)
125,000	5.00	01/01/2009	135,145
California State Economic Recovery RB for Drivers Series 2004 448 (RITES) (AA-)¡
625,000	15.00	07/01/2008	828,225
940,000	16.82	01/01/2014	1,245,650
California State GO Bonds Variable Purpose Series 2004 (BBB/A3)
500,000	5.25	04/01/2029	504,245
1,000,000	5.25	04/01/2034	1,006,970
California State Public Works Board Lease RB for UCLA Replacement Hospital Series 2002 A (FSA) (AAA/Aaa)
2,000,000	5.38	10/01/2019	2,148,280
California State University Fresno Association, Inc. RB for Senior Auxiliary Organization Event Center Series 2002 (Baa3)
1,000,000	6.00	07/01/2022	1,036,020
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003-A-1 (BBB/Baa3)
1,225,000	6.75	06/01/2039	1,101,949
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003-A-3 (BBB/Baa3)
350,000	7.88	06/01/2042	357,189
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003-A-5 (BBB/Baa3)
650,000	7.88	06/01/2042	663,351
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 B (BBB-/Baa1)
9,000,000	5.50	06/01/2043	9,012,960
Kaweah Delta Health Care District RB (A3)
325,000	6.00	08/01/2034	338,988
Palo Alto Improvement Bond Act of 1915 for Special Assessment University Avenue Area off Street Parking Series 2002 A (BBB)
1,070,000	5.25	09/02/2015	1,091,614
Santa Clara County Financing Authority RB for Measure B Transportation Improvement Program Series 2003 (A2)
200,000	5.00	08/01/2005	206,824
825,000	5.00	08/01/2006	870,928

			24,782,468

Colorado — 1.1%
Aurora Centretech Metropolitan District GO Bonds Series 1998 C (LOC-BNP Paribas) (AA)~
2,000,000	4.88	12/01/2008	2,102,760
Colorado Health Facilities Authority RB for Portercare Adventist Health System Series 2001 (A/A3)
500,000	6.50	11/15/2031	539,535

			2,642,295

Connecticut — 1.2%
Connecticut State GO Bonds Residual Certificates Series 2001 515 (RITES) (Aa3)¡
1,335,000	13.85	12/15/2013	1,857,172
Mashantucket Western Pequot Tribe RB Series 1996 A (ETM) (AAA/Aaa)†
1,000,000	6.50	09/01/2005	1,053,990

			2,911,162

District of Columbia — 0.7%
District of Columbia Tobacco Settlement Financing Corp. RB Asset Backed Bonds Series 2001 (BBB/Baa3)
840,000	6.25	05/15/2024	773,598
1,000,000	6.50	05/15/2033	872,860

GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

			$1,646,458

Florida — 3.1%
Crossings at Fleming Island Community Development District RB for Special Assignment Series 2000 B (MBIA) (AAA/Aaa)
$1,765,000	5.80%	05/01/2016	1,977,841
Hollywood Community Redevelopment Agency RB for Beach CRA (Baa2)
300,000	5.63	03/01/2024	307,311
Port Everglades Authority RB Series 1986 (ETM) (AAA/Aaa)
2,785,000	7.13	11/01/2016	3,422,904
St. Lucie West Services District Utilities RB Series 2004 (MBIA) (AAA/Aaa)
200,000	5.00	10/01/2038	198,440
Tampa Palms Open Space and Transportation Community Development District Revenue Special Assessment for Capital Improvement Area 7 Project Series 2004 (MBIA) (AAA/Aaa)
250,000	4.00	05/01/2013	253,553
1,400,000	4.50	05/01/2018	1,438,724

			7,598,773

Georgia — 0.5%
Chatham County Georgia Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (A-/A3)
325,000	5.50	01/01/2034	322,699
Colquitt County GO Bonds for School District Sales Tax Series 2004 (AA)
1,000,000	2.25	04/01/2009	945,630

			1,268,329

Hawaii — 1.6%
Hawaii State Airport Systems RB Series 2000 B (AMT) (FGIC) (AAA/Aaa)
3,500,000	6.63	07/01/2017	4,024,300

Illinois — 8.8%
Chicago Illinois GO Bonds and Refunding Project Series 2000 C (FGIC) (AAA/Aaa)
1,000,000	5.50	01/01/2019	1,079,380
Chicago Illinois Ohare International Airport RB for General Airport 3rd Lien Series 2003 A-1 (XLCA) (AAA/Aaa)
490,000	5.25	01/01/2034	495,532
Chicago Illinois Tax Increment for Near South Redevelopment Project Series 2001 A (ACA) (A)
750,000	5.00	11/15/2011	772,073
1,250,000	6.25	11/15/2013	1,369,850
Chicago Illinois Tax Increment Junior Lien for Central Loop Redevelopment Project Series 2000 A (ACA) (A)
2,000,000	6.50	12/01/2008	2,210,860
Chicago Midway Airport RB Series 1996 A (MBIA) (AAA/Aaa)
2,500,000	5.50	01/01/2010	2,677,650
Illinois Development Finance Authority PCRB for Amerencips Series 2000 A (A/A2)~
2,300,000	5.50	02/28/2014	2,394,622
Illinois Educational Facilities Authority Student Housing RB for Educational Advancement Fund — University Center Project Series 2002 (Baa2)
2,000,000	6.25	05/01/2030	2,038,840
1,500,000	6.25	05/01/2034	1,537,455
Illinois State GO First Series 2002 (MBIA) (AAA/Aaa)
3,000,000	5.38	07/01/2019	3,231,240
Lake County Community Consolidated School District No. 041 GO Bonds Series 1999 A (FSA) (AAA/Aaa)
2,725,000	9.00	11/01/2016	3,936,971

			21,744,473

Indiana — 0.3%
Indianapolis Airport Authority RB for Special Facilities Federal Express Corp. Project Series 2004 (AMT) (BBB/Baa2)
640,000	5.10	01/15/2017	646,835

Iowa — 0.4%
Tobacco Settlement Authority RB for Iowa Asset Backed Bonds Series 2001 B (BBB/Baa3)
1,400,000	5.60	06/01/2035	1,065,302

Kansas — 0.4%
Wichita Hospital RB for Refunding and Improvement Facilities Series 2001 III (A+)
1,000,000	5.50	11/15/2025	1,013,270

Kentucky — 2.0%
Kentucky Economic Development Finance Authority RB for Norton Healthcare Inc. Series 2000 C (MBIA) (AAA/Aaa)§
3,250,000	0.00/6.00	10/01/2018	3,370,445
Nelson County Industrial Building RB for Mabex Universal Corp. Project Series 1995 (AMT) (LOC — LaSalle Bank N.A.) (Aa3)
500,000	6.50	04/01/2005	512,390
Russell RB Series 2000 PA 803 (RITES)¡
1,000,000	14.23	11/15/2005	1,157,680

			5,040,515

Louisiana — 1.3%
Louisiana State Offshore Terminal Authority Deepwater Port RB for Loop LLC Project Series 2003 C (A/A3)
1,000,000	5.25	09/01/2015	1,045,740
500,000	5.25	09/01/2016	519,485
New Orleans Levee District Public Improvement RB Series 1995 (FSA) (AAA/Aaa)
1,515,000	5.95	11/01/2015	1,636,033

			3,201,258

Maryland — 1.8%
Anne Arundel County Special Obligation RB for Aundel Mills Project Series 2004 (AA+/Aa1)
270,000	5.13	07/01/2029	274,587
Frederick County Special Tax for Lake Linganore Village Community Development Series 2001 A (Radian) (AA)
500,000	5.60	07/01/2020	541,550
1,000,000	5.70	07/01/2029	1,056,000
Maryland State Department of Transportation RB Series 2004 PA 1259 (RITES)¡
575,000	15.28	05/01/2014	784,657
Maryland State Health and Higher Educational Facilities Authority RB for Maryland Institute College of Art Series 2001 (Baa1)
500,000	5.50	06/01/2032	503,290
Maryland State Health and Higher Educational Facilities

GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Authority RB for Medstar Health Series 2004 (BBB/Baa2)
$500,000	5.38%	08/15/2024	$480,680
750,000	5.50	08/15/2033	729,952

			4,370,716

Massachusetts — 2.8%
Massachusetts State GO Bonds Series 1996 D (AMBAC) (AAA/Aaa)
3,000,000	4.50	11/01/2015	3,037,470
Massachusetts State Health and Educational Facilities Authority RB for Harvard Pilgrim Health Series 1998 A (FSA) (AAA/Aaa)
3,750,000	5.25	07/01/2012	3,997,725

			7,035,195

Michigan — 1.3%
Michigan Hospital Finance Authority RB for Ascension Health Credit Series 1999 A (MBIA) (AAA/Aaa)^
2,000,000	6.13	11/15/2009	2,302,100
Pontiac Tax Increment Finance Authority RB for Tax Increment Development Area No. 3 Series 2002 (ACA) (A)
1,000,000	5.38	06/01/2017	1,023,020

			3,325,120

Mississippi — 0.8%
Mississippi Business Finance Corp. PCRB for Systems Energy Resources Inc. Project Series 1998 (BBB/Ba1)
1,950,000	5.88	04/01/2022	1,958,580

Missouri — 1.2%
Cameron IDA Health Facilities RB Insured by Cameron Community Hospital Series 2000 (ACA) (A)
1,800,000	6.25	12/01/2021	1,907,010
Missouri State Health and Educational Facilities Authority RB for St. Lukes Episcopal-Presbyterian Hospital Series 2001 (FSA) (AAA/Aaa)
1,000,000	5.50	12/01/2015	1,097,030

			3,004,040

Montana — 0.4%
Forsyth Montana PCRB Refunding Portland Gen-A (BBB+/Baa2)~
1,000,000	5.20	05/01/2009	1,043,960

Nevada — 3.3%
Clark County Industrial Development RB for Southwest Gas Corp. Project Series 2003 C (BBB-/Baa2)~
765,000	5.45	03/01/2013	813,012
Las Vegas New Convention and Visitors Authority RB Series 1999 (AMBAC) (AAA/Aaa)
2,500,000	6.00	07/01/2014	2,822,850
Nevada Department of Business and Industry RB for Las Vegas Monorail Project 1st Tier Series 2000 (AMBAC) (AAA/Aaa)
2,500,000	5.63	01/01/2032	2,668,500
Washoe County GO Bonds for Reno Sparks Convention Series 2000 A (FSA) (AAA/Aaa)^
1,585,000	6.38	01/01/2010	1,837,316

			8,141,678

New Hampshire — 0.9%
New Hampshire Health and Educational Facilities Authority RB for Healthcare Systems Covenant Health Series 2002 (A-)
500,000	6.00	07/01/2022	511,980
New Hampshire Health and Educational Facilities Authority RB for Southern New Hampshire Medical Center Series 2004 A (Radian) (AA)
100,000	5.00	10/01/2013	105,978
200,000	5.00	10/01/2015	209,316
100,000	5.00	10/01/2018	101,865
New Hampshire Higher Educational and Health Facilities Authority RB for Frisbie Memorial Hospital Series 1993 (Baa1)
1,250,000	6.13	10/01/2013	1,272,300

			2,201,439

New Jersey — 2.8%
New Jersey Health Care Facilities Financing Authority RB for Palisades Medical Center Healthcare Series 2002 (BBB-/Baa3)
500,000	6.50	07/01/2021	512,995
New Jersey State Educational Facilities Authority RB for Fairleigh Dickinson University Series 2002 D (ACA) (A)
625,000	5.25	07/01/2032	597,731
New Jersey State Transportation Trust Fund Authority RB for Transportation System Series 2003 C (A+/A1)
2,000,000	5.50	06/15/2019	2,172,720
1,000,000	5.50	06/15/2024	1,059,120
Tobacco Settlement Financing Corp. RB for New Jersey Asset Backed Bonds Series 2002 (BBB/Baa3)
2,200,000	6.00	06/01/2037	1,771,638
Tobacco Settlement Financing Corp. RB Series 2003 (BBB/Baa3)
250,000	4.75	06/01/2012	229,205
250,000	5.00	06/01/2013	227,760
300,000	6.75	06/01/2039	269,196

			6,840,365

New Mexico — 2.7%
Farmington PCRB for Southern California Edison Co. Series 1993 A (MBIA) (AAA/Aaa)
3,000,000	5.88	06/01/2023	3,037,890
Farmington PCRB Public Service Co. New Mexico Series 1997 D (BBB/Baa2)
3,530,000	6.38	04/01/2022	3,770,322

			6,808,212

New York — 4.9%
Metropolitan Transportation Authority RB Series 2002 PA 1027 (AMBAC) (RITES)¡
1,000,000	9.60	11/15/2015	1,223,460
New York City GO Bonds Prerefunded Series 1996 G (A/A2)^
2,205,000	5.75	02/01/2006	2,363,473
New York City GO Bonds Unrefunded Balance Series 1996 G (A/A2)
1,695,000	5.75	02/01/2014	1,798,378
New York City IDA Civic Facility RB for Polytechnic University Project Series 2000 (BB+/Ba3)
1,250,000	6.00	11/01/2020	1,138,988
New York City Transitional Finance Authority VRDN RB Series 2002 PA 1043 (RITES) (AA+)¡
1,000,000	9.44	11/01/2026	1,214,860
New York State Dormitory Authority RB for North Shore

GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

University Hospital Series 1998 (MBIA) (AAA/Aaa)
$1,500,000	5.50%	11/01/2014	$1,704,510
Tobacco Settlement Financing Corp. RB for New York Asset Backed Bonds Series 2003 A-1 (AA-/A3)
2,600,000	5.50	06/01/2019	2,780,310

			12,223,979

North Carolina — 2.3%
North Carolina Eastern Municipal Power Agency Power System RB Series 2003 C (BBB/Baa2)
500,000	5.38	01/01/2016	522,220
850,000	5.38	01/01/2017	886,576
North Carolina Eastern Municipal Power Agency Power System RB Series 2003 D (BBB/Baa2)
600,000	5.13	01/01/2023	589,050
North Carolina Medical Care Community Hospital RB for Northeast Medical Center Project Series 2000 (AMBAC) (AAA/Aaa)
3,000,000	5.50	11/01/2025	3,143,760
North Carolina Municipal Power Agency RB No. 1 Catawba Electric RB Series 2003 A (BBB+/Baa1)
450,000	5.50	01/01/2013	485,865

			5,627,471

North Dakota — 0.8%
Mercer County PCRB for Basin Electric and Power Series 1995-2 (AMBAC) (AAA/Aaa)
2,000,000	6.05	01/01/2019	2,076,020

Ohio — 1.3%
Cleveland Cuyahoga County Port Authority RB for Rock and Roll Hall of Fame Series 1997 (ETM)
600,000	5.45	12/01/2005	629,178
Ohio Air Quality Development Authority PCRB for Ohio Edison Co. Series 1999 C (BB+/Baa2)~
2,500,000	5.80	12/01/2004	2,526,650

			3,155,828

Oregon — 0.8%
Klamath Falls Intermediate Community Hospital Authority RB for Merle West Medical Center Project Series 2002 (BBB)
2,000,000	6.13	09/01/2022	2,051,260

Pennsylvania — 1.9%
Delaware County IDA PCRB for Peco Energy Co. Project Series 1999 A (BBB+/A3)~
1,250,000	5.20	10/01/2004	1,256,787
Lehigh County Pennsylvania General Purpose Authority RB for Saint Lukes Bethlehem Hospital Series 2003 (BBB/Baa2)
1,000,000	5.38	08/15/2033	927,500
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Amtrak Project Series 2001 A (AMT) (BBB/A3)
2,000,000	6.25	11/01/2031	2,044,020
Pennsylvania State Higher Educational Facilities Authority RB for Widener University Series 2003 (BBB+)
575,000	5.40	07/15/2036	572,522

			4,800,829

Puerto Rico — 1.5%
Puerto Rico Commonwealth Highway and Transportation Authority RB Series 1996 Y (XLCA) (AAA/Aaa)
2,500,000	5.00	07/01/2036	2,521,375
Puerto Rico Public Finance Corp. RB for Commonwealth Appropriations Series 2004 A (AMBAC) (LOC — Government Development Bank for Puerto Rico) (AAA/Aaa)~
1,000,000	5.25	02/01/2012	1,097,300

			3,618,675

Tennessee — 4.0%
Elizabethton Health and Educational Board RB First Mortgage Series 2000 B (MBIA) (AAA/Aaa)
2,000,000	6.25	07/01/2015	2,351,340
Johnson City Health and Educational Facilities Board Hospital for Mountain States Health RB First Mortgage Series 2000 A (MBIA) (AAA/Aaa)
3,000,000	6.25	07/01/2016	3,552,270
McMinnville Housing Authority RB First Mortgage for Beersheba Heights Tower Series 1997 (A2)
825,000	6.00	10/01/2009	876,274
Sullivan County Health Educational and Housing Facilities Board RB for Wellmont Health Systems Project Series 2002 (BBB+)
435,000	5.00	09/01/2004	435,861
300,000	5.25	09/01/2005	308,757
Tennessee Housing Development Agency RB for Homeownership Program 1 Series 2000 (AMT) (AA/Aa2)
2,130,000	5.85	07/01/2011	2,293,776

			9,818,278

Texas — 6.7%
Brazos River Authority PCRB for Texas Utility Co. Series 1999 A (AMT) (BBB/Baa2)
700,000	7.70	04/01/2033	793,506
Brazos River Authority PCRB for TXU Electric Co. Project Series 1999 C (AMT) (BBB/Baa2)
1,200,000	7.70	03/01/2032	1,360,296
Brazos River Authority PCRB for TXU Electric Co. Project Series 2001 C (AMT) (BBB/Baa2)
1,000,000	5.75	11/01/2011	1,046,540
Brazos River Authority RB for Texas Centerpoint Energy Refunding Series 2004 B (FGIC) (AAA/Aaa)
1,000,000	4.25	12/01/2017	984,690
Brazos River Authority RB for Texas Reliant Energy Inc. Project Refunding Series 1999 PJ-A (BBB-/Ba2)
1,250,000	5.38	04/01/2019	1,239,888
Fort Bend County Municipal Utilities District No. 30 GO Bonds Series 2004 (FSA) (AAA/Aaa)
2,015,000	5.75	09/01/2027	2,149,018
Gregg County Health Facilities Development Corp. RB for Good Shepherd Medical Center Project Series 2000 (Radian) (AA)
3,000,000	6.38	10/01/2025	3,286,230
Gulf Coast Waste Disposal Authority Texwaste Disposal RB for Valero Energy Corp. Project Series 2001 (AMT) (BBB/Baa3)
1,000,000	6.65	04/01/2032	1,062,040
Harris County Hospital District RB (MBIA) (AAA/Aaa)
2,050,000	6.00	02/15/2016	2,302,539
Metropolitan Health Facilities Development Corp. RB for Wilson N. Jones Memorial Hospital Project Series 2001 (B1)
1,300,000	6.63	01/01/2011	1,285,648

GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Waxahachie Independent School District GO Bonds Capital Appreciating Prerefunded Series 2000 (PSF-GTD) (Aaa)@^
$1,775,000	0.00%	08/15/2010	$1,197,131
Waxahachie Independent School District GO Bonds Capital Appreciating Unrefunded Balance Series 2000 (PSF-GTD) (Aaa)@
80,000	0.00	08/15/2013	53,615

			16,761,141

Utah — 0.8%
Tooele County Hazardous Waste Treatment RB for Union Pacific Project Series 1992 A (AMT) (BBB/Baa2)
2,000,000	5.70	11/01/2026	1,984,840

Vermont — 0.9%
Vermont State Student Assistance Corp. Education Loan RB for Finance Program Series 1993 D (FSA) (AMT) (AAA/Aaa)
2,000,000	9.50	12/15/2005	2,177,120

Virginia — 1.5%
Chesapeake IDA PCRB for Virginia Project Series 1985 (BBB+/A3)
750,000	5.25	02/01/2008	778,470
Fairfax County Economic Development Authority RB for Residential Recovery Refunding Series 1998 A (AMT) (AMBAC) (AAA/Aaa)
2,890,000	5.85	02/01/2006	3,054,470

			3,832,940

Washington — 5.4%
Chelan County Public Utilities District No. 001 RB for Chelan Hydro Project Series 1997 D (AMT) (MBIA) (AAA/Aaa)
2,500,000	6.35	07/01/2028	2,727,375
King County Sewer RB Series 1999-2 (FGIC) (AAA/Aaa)^
3,965,000	6.25	01/01/2009	4,540,440
Vancouver Downtown Redevelopment Authority RB for Conference Center Project Series 2003 A (ACA) (A)
3,025,000	6.00	01/01/2034	3,073,188
Washington Housing Finance Commission RB for Single Family Program Series 2000 5-NR (FNMA, FHLMC, GNMA) (Aaa)
345,000	5.70	06/01/2016	354,067
Washington Public Power Supply System RB for Nuclear Project No. 2 Series 1996 A (AMBAC) (AAA/Aaa)
2,500,000	5.70	07/01/2011	2,697,750

			13,392,820

Wisconsin — 2.5%
Wisconsin State GO Bonds Series 1999 C (AA-/Aa3)^
5,380,000	6.25	05/01/2010	6,249,408

TOTAL DEBT OBLIGATIONS			$234,124,465

Other Municipals — 1.2%
Charter Mac Equity Issuer Trust RB Series 2003 A Multifamily Tax-Exempt (AMT)†~
$2,000,000	3.25	03/15/2005	$2,006,620
Municipal Mortgage & Equity LLC RB for 1999 A Tax-Exempt MF Hsg. Certificates Series 1999 (A-1)†~
1,000,000	4.95	08/15/2005	1,010,650

TOTAL OTHER MUNICIPALS			$3,017,270

Short-Term Obligations # — 3.2%
North Carolina — 0.8%
North Carolina Medical Care Community Health Care Facilities RB VRDN for Wake Forest University Subseries 2002 A (MBIA) (AAA/Aaa)
$1,900,000	1.23%	08/04/2004	$1,900,000

Virginia — 0.8%
Henrico County Economic Development Authority RB VRDN for Bon Secours Health System Series 2002 B (MBIA) (AAA/Aaa)
2,000,000	1.26	08/05/2004	2,000,000

Wisconsin — 1.6%
Wisconsin State Health and Educational Facilities Authority RB VRDN for Ministry Health Care Series 1999 B (MBIA) (AAA/Aaa)
4,100,000	1.24	08/04/2004	4,100,000

TOTAL SHORT-TERM OBLIGATIONS			$8,000,000

TOTAL INVESTMENTS — 98.8%			$245,141,735

†	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $4,071,260, which represents approximately 1.6% of net assets as of July 31, 2004.

#	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2004

¡	Inverse variable rate security. Coupon rate disclosed is that which is in effect at July 31, 2004.

@	Security issued with a zero coupon. Income is recognized through the accretion of discount.

~	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are next reset date.

^	Prerefunded security. Maturity date disclosed is prerefunding date.

§	This security is issued with a zero coupon rate which increases to the stated rate at a set date in the future.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviations:
ACA — Insured by American Capital Access
AMBAC — Insured by American Municipal Bond Assurance Corp.
AMT — Alternative Minimum Tax
CRA — Community Reinvestment Act
ETM — Escrow to Maturity
FGIC — Insured by Financial Guaranty Insurance Co.
FHLMC — Insured by Federal Home Loan Mortgage Corp.
FNMA — Insured by Federal National Mortgage Association
FSA — Insured by Financial Security Assurance Co.
GNMA — Insured by Government National Mortgage Co.
GO — General Obligation
IDA — Industrial Development Authority
LOC — Letter of Credit
MBIA — Insured by Municipal Bond Investors Assurance
MF Hsg. — Multi—Family Housing
PCRB — Pollution Control Revenue Bond
PSF-GTD — Guaranteed by Permanent School Fund
Radian — Issued by Radian Asset Assurance
RB — Revenue Bond
RITES — Residual Interest Tax Exempt Securities
VRDN — Variable Rate Demand Note
XLCA — Insured by XL Capital Assurance

Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

At July 31, 2004, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$232,033,679
Gross unrealized gain	13,908,146
Gross unrealized loss	(800,090)

Net unrealized security gain	$13,108,056

GOLDMAN SACHS GLOBAL INCOME FUND

Statement of Investments

July 31, 2004 (Unaudited)

Principal		Interest	Maturity
Amount*		Rate	Date	Value

Foreign Debt Obligations — 56.3%
Australian Dollar — 0.4%
Government of Australia
AUD	1,600,000	6.50%	05/15/2013	$1,173,311

Canadian Dollar — 1.8%
Government of Canada
CAD	3,600,000	6.00%	06/01/2008	2,905,625
	1,150,000	5.25	06/01/2013	895,858
	2,600,000	5.75	06/01/2029	2,083,111

				5,884,594

Danish Krone — 1.1%
Kingdom of Denmark
DKK	20,000,000	6.00%	11/15/2009	3,580,975

Euro Currency — 30.3%
Federal Republic of Germany
EUR	16,100,000	5.25%	01/04/2008	20,667,348
	15,000,000	4.50	01/04/2013	18,558,211
	1,900,000	3.75	07/04/2013	2,218,534
	1,100,000	6.50	07/04/2027	1,636,423
	550,000	5.50	01/04/2031	729,577
Government of France
	1,000,000	5.50	04/25/2010	1,313,745
	10,000,000	5.00	04/25/2012	12,826,275
	400,000	8.50	10/25/2019	688,529
	1,500,000	8.50	04/25/2023	2,664,010
	700,000	5.50	04/25/2029	925,286
Kingdom of Belgium
	2,700,000	4.25	09/28/2013	3,258,590
Kingdom of Spain
	3,000,000	6.00	01/31/2008	3,950,354
	1,200,000	4.20	07/30/2013	1,445,840
Kingdom of the Netherlands
	2,850,000	3.75	07/15/2009	3,463,954
Kingdom of The Netherlands
	1,800,000	4.25	07/15/2013	2,177,404
Republic of Italy
	2,650,000	4.25	11/01/2009	3,279,121
	2,000,000	5.00	02/01/2012	2,549,290
	4,150,000	5.25	08/01/2017	5,327,677
	3,500,000	6.50	11/01/2027	5,142,350
	3,850,000	6.00	05/01/2031	5,344,489

				98,167,007

Great Britain Pound — 6.1%
United Kingdom Treasury
GBP	2,000,000	8.50%	07/16/2007	3,977,988
	1,200,000	7.25	12/07/2007	2,326,185
	500,000	8.00	09/27/2013	1,098,493
	5,000,000	5.00	09/07/2014	9,032,084
	1,300,000	8.75	08/25/2017	3,190,236

				19,624,986

Japanese Yen — 15.0%
Government of Japan
JPY	35,000,000	0.50%	06/20/2006	316,074
	2,100,000,000	0.90	12/22/2008	18,989,468
	2,650,000,000	1.30	06/20/2012	23,323,402
	30,000,000	1.50	03/20/2019	248,197
	690,000,000	1.90	03/20/2024	5,688,518

				48,565,659

Swedish Krona — 0.5%
Kingdom of Sweden
SEK	11,000,000	6.75%	05/05/2014	1,677,126

United States Dollar — 1.1%
Republic of Italy
USD	2,600,000	4.38%	10/25/2006	2,671,172
United Mexican States
	800,000	7.50	04/08/2033	798,800

				3,469,972

TOTAL FOREIGN DEBT OBLIGATIONS				$182,143,630

Corporate Bonds — 26.2%
Banks — 5.1%
Banca Popolare di Bergamo Capital Trust #±
EUR	550,000	8.36%	02/14/2004	$778,827
Bank of America Corp.
USD	200,000	6.38	05/15/2005	206,198
	200,000	7.88	05/16/2005	208,608
	150,000	7.25	10/15/2025	168,341
BCI US Funding Trust II #±
EUR	870,000	3.72	10/15/2004	1,072,865
BCP Finance Co. ±
	600,000	5.54	06/09/2014	736,810
Citicorp
	100,000	7.20	06/15/2007	109,631
	4,500,000	6.25	09/19/2009	3,035,323
Citigroup, Inc.
	1,250,000	6.75	12/01/2005	1,316,781
EGG Banking PLC
GBP	530,000	6.88	12/29/2021	964,138
Merita Bank Ltd.
USD	1,010,000	6.50	04/01/2009	1,101,075
MIZUHO Financial Group (Cayman) †
	1,170,000	5.79	04/15/2014	1,167,232
National Westminster Bank PLC #
	370,000	7.75	04/29/2049	410,242
Santander Financial Issuances
	1,100,000	7.88	04/15/2005	1,143,131
Sparebanken Rogaland †#
	1,800,000	9.20	08/04/2004	1,803,672
Washington Mutual Finance Corp.
	2,020,000	8.25	06/15/2005	2,117,285
Wells Fargo Bank NA #
	230,000	7.80	06/15/2010	240,055

				16,580,214

Capital Goods — 0.9%
Bombardier, Inc. †
USD	250,000	6.30%	05/01/2014	215,789
	360,000	7.45	05/01/2034	305,335
Tyco International Group SA
EUR	1,870,000	6.13	04/04/2007	2,389,285

				2,910,409

Consumer Cyclical — 0.9%
Ford Motor Credit Co.
EUR	540,000	5.75%	01/12/2009	673,860
	300,000	7.25	10/25/2011	314,632
	1,380,000	7.00	10/01/2013	1,404,641
General Motors Acceptance Corp.
	450,000	7.00	11/15/2005	567,196

GOLDMAN SACHS GLOBAL INCOME FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

Principal		Interest	Maturity
Amount*		Rate	Date	Value

				$2,960,329

Consumer Noncyclical — 1.5%
Altria Group, Inc.
USD	390,000	7.00%	11/04/2013	402,579
British American Tobacco Holdings BV #
EUR	1,040,000	3.06	10/21/2004	1,258,613
Gallaher Group PLC #
	1,160,000	4.88	01/28/2005	1,410,604
Imperial Tobacco Finance PLC
	250,000	6.25	06/06/2007	322,136
Imperial Tobacco Overseas BV
USD	1,260,000	7.13	04/01/2009	1,380,374

				4,774,306

Electric — 1.5%
CenterPoint Energy Resources Corp.
USD	1,180,000	7.88%	04/01/2013	1,363,300
FirstEnergy Corp.
	170,000	5.50	11/15/2006	176,922
	750,000	7.38	11/15/2031	810,448
NGG Finance PLC
EUR	1,520,000	5.25	08/23/2006	1,905,919
Western Power Distribution Holding †
USD	680,000	6.75	12/15/2004	688,179

				4,944,768

Financial Companies — 10.4%
Household Finance Corp.
EUR	940,000	6.25%	09/21/2005	1,176,291
KFW International Finance, Inc.
JPY	3,130,000,000	2.05	09/21/2009	29,390,693
Korea Development Bank
EUR	2,420,000	4.38	09/11/2008	2,920,170

				33,487,154

Insurance — 1.2%
CNA Financial Corp.
USD	430,000	6.50%	04/15/2005	440,415
	420,000	6.60	12/15/2008	445,695
Munich Re Finance BV #
EUR	490,000	6.75	06/21/2023	653,055
Prudential Insurance Co. of America
USD	1,900,000	6.38	07/23/2006	2,013,693
SL Finance PLC #
EUR	290,000	6.38	07/12/2004	377,055

				3,929,913

REIT — 0.6%
EOP Operating LP
USD	1,730,000	6.63%	02/15/2005	1,768,167

Telecommunications — 3.9%
AT&T Corp. #
EUR	770,000	6.00%	11/21/2006	974,542
Bell Atlantic New Jersey, Inc.
USD	65,000	8.00	06/01/2022	75,535
British Telecommunications PLC #
EUR	650,000	7.13	02/15/2011	896,132
Comcast Cable Communications
USD	1,900,000	8.38	05/01/2007	2,123,396
Deutsche Telekom In ternational Finance BV#
EUR	610,000	5.75	02/12/2008	783,292
	360,000	9.25	06/01/2032	482,772
France Telecom SA
	320,000	7.00	12/23/2009	435,872
	390,000	8.13	01/28/2033	601,761
Olivetti Finance NV
USD	1,940,000	6.56	07/30/2009	2,543,921
PanAmSat Corp.
	165,000	6.13	01/15/2005	165,474
Sprint Capital Corp.
	1,260,000	4.78	08/17/2006	1,289,305
Telefonos de Mexico SA de CV (Telmex) †
	860,000	4.50	11/19/2008	843,030
Verizon Global Funding Corp.
	1,380,000	6.13	06/15/2007	1,473,972

				12,689,004

Utility-Water — 0.2%
Veolia Environnement
EUR	550,000	6.13%	11/25/2033	683,277

TOTAL CORPORATE BONDS				$84,727,541

Mortgage-Backed Obligations — 0.0%
Planned Amortization Class (PAC) CMOs — 0.0%
Federal Home Loan Mortgage Corp. Series 1623, Class PG
USD	59,288	3.00%	07/15/2021	$59,244

TOTAL MORTGAGE-BACKED OBLIGATION				$59,244

Agency Debentures — 1.4%
Federal Home Loan Mortgage Corp.
USD	4,700,000	5.13%	08/20/2012	$4,705,782

TOTAL AGENCY DEBENTURES				$4,705,782

U.S. Treasury Obligations — 11.1%
United States Treasury Interest-Only Stripped Securities @
USD	300,000	0.00%	02/15/2013	$203,523
	400,000	0.00	02/15/2014	255,708
United States Treasury Principal-Only Stripped Securities •
	1,520,000	0.00	11/15/2009	1,234,985
	6,210,000	0.00	05/15/2020	2,661,420
	1,000,000	0.00	05/15/2021	401,970
	1,720,000	0.00	11/15/2021	671,436
	1,000,000	0.00	11/15/2022	366,570
	2,070,000	0.00	11/15/2024	675,441
	2,400,000	0.00	08/15/2025	750,264
	1,500,000	0.00	08/15/2026	442,350
United States Treasury Bonds
	4,650,000	8.88	08/15/2017	6,442,250
	1,950,000	8.13	08/15/2019	2,583,516
	2,100,000	6.88	08/15/2025	2,529,513
United States Treasury Notes
	7,130,000	2.63	05/15/2008	6,942,481
	3,000,000	6.50	02/15/2010	3,395,742
	1,700,000	3.88	02/15/2013	1,642,948
	1,700,000	4.25	08/15/2013	1,677,475
	3,000,000	4.25	11/15/2013	2,953,242

TOTAL U.S. TREASURY OBLIGATIONS				$35,830,834

GOLDMAN SACHS GLOBAL INCOME FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

	Exercise	Expiration
Contracts	Rate	Date	Value

Options Purchased — 0.0%
Cross Currency Option
Call USD 2,990,000
Put JPY 339,365,000	113.50	08/11/2004	$6,572
Cross Currency Option
Call USD 2,889,900
Put EUR 2,470,000	1.17	08/06/2004	2,033
Cross Currency Option
Put USD 4,440,000
Call MXN 50,005,500	11.26	08/30/2004	9,692
Cross Currency Option
Put USD 2,350,000
Call MXN 26,343,500	11.21	01/19/2005	15,895

TOTAL OPTIONS PURCHASED			$34,192

Principal		Interest	Maturity
Amount		Rate	Date	Value

Short-Term Obligations — 3.0%
State Street Bank & Trust Euro — Time Deposit
USD	9,765,000	1.25%	08/02/2004	$9,765,000

TOTAL SHORT-TERM OBLIGATIONS				$9,765,000

TOTAL INVESTMENTS — 98.0%				$317,266,223

*	The principal amount of each security or contract is stated in the currency in which the bond/option is denominated. See below.

AUD	=	Australian Dollar
CAD	=	Canadian Dollar
DKK	=	Danish Krone
EUR	=	Euro Currency
GBP	=	Great Britain Pound
JPY	=	Japanese Yen
MXN	=	Mexican Peso
SEK	=	Swedish Krona
USD	=	United States Dollar

†	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Total market value of Rule 144A securities amounted to $5,023,237, which represents approximately 1.6% of net assets as of July 31, 2004.

#	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2004.

@	Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.

±	Perpetual Maturity. Maturity date presented represents the next call date.

•	Security issued with a zero coupon. Income is recognized through the accretion of discount.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviations:
REIT — Real Estate Investment Trust

FORWARD FOREIGN CURRENCY CONTRACTS — At July 31, 2004, Global Income Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies as follows:

Open Forward Foreign Currency	Value on		Unrealized
Purchase Contracts	Settlement Date	Current Value	Gain	Loss
Australian Dollar
expiring 8/6/2004	$3,042,000	$3,136,245	$94,245	$—
expiring 8/6/2004	3,086,150	2,946,308	—	139,842
expiring 9/15/2004	7,542,328	7,577,617	35,289	—
expiring 9/15/2004	4,583,417	4,434,540	—	148,877
Canadian Dollar
expiring 8/6/2004	9,448,706	9,549,501	100,795	—
expiring 9/15/2004	3,001,000	3,044,185	43,185	—
expiring 9/15/2004	7,183,000	7,113,407	—	69,593
Chilean Peso
expiring 8/3/2004	126,163	125,539	—	624
expiring 8/10/2004	424,171	421,312	—	2,859
Euro
expiring 8/6/2004	20,057,631	20,258,179	200,548	—
expiring 8/6/2004	2,548,672	2,534,296	—	14,376
expiring 9/15/2004	21,733,534	21,469,056	—	264,478
Great Britain Pound
expiring 9/15/2004	8,948,000	8,978,832	30,832	—
expiring 9/15/2004	7,617,594	7,525,149	—	92,445
expiring 9/24/2004	1,354,269	1,339,746	—	14,523
Hungarian Forint
expiring 8/6/2004	830,438	826,944	—	3,494
Iceland Krona
expiring 8/6/2004	629,000	652,968	23,968	—
Israeli Shekel

Open Forward Foreign Currency	Value on		Unrealized
Purchase Contracts	Settlement Date	Current Value	Gain	Loss
expiring 8/6/2004	3,847,000	3,932,385	85,385	—
expiring 9/15/2004	6,407,624	6,454,623	46,999	—
expiring 9/15/2004	1,742,250	1,732,255	—	9,995
Japanese Yen
expiring 8/6/2004	5,525,199	5,566,859	41,660	—
expiring 8/6/2004	11,666,930	11,349,772	—	317,158
expiring 9/15/2004	952,137	955,822	3,685	—
expiring 9/15/2004	26,567,136	26,007,427	—	559,709
Mexican Peso
expiring 8/6/2004	4,433,830	4,485,569	51,739	—
expiring 9/15/2004	2,942,500	2,980,932	38,432	—
New Russian Ruble
expiring 8/4/2004	4,243,375	4,152,964	—	90,411
expiring 8/6/2004	442,533	431,106	—	11,427
expiring 8/30/2004	971,000	976,627	5,627	—
New Taiwan Dollar
expiring 8/12/2004	898,228	882,284	—	15,944
expiring 8/23/2004	671,288	658,960	—	12,328
expiring 8/31/2004	2,587,548	2,545,729	—	41,819
expiring 9/13/2004	899,714	884,948	—	14,766
New Zealand Dollar
expiring 8/6/2004	2,652,538	2,733,728	81,190	—
Norwegian Krone
expiring 8/6/2004	9,231,577	9,066,316	—	165,261
expiring 9/15/2004	6,052,000	5,956,815	—	95,185
Polish Zloty
expiring 8/6/2004	1,540,855	1,711,435	170,580	—
expiring 9/15/2004	3,789,525	3,800,108	10,583	—
expiring 9/15/2004	136,000	134,931	—	1,069
Singapore Dollar
expiring 8/6/2004	1,412,189	1,412,969	780	—
expiring 8/6/2004	6,827,811	6,671,130	—	156,681
expiring 9/15/2004	3,100,884	3,108,823	7,939	—
expiring 9/15/2004	3,197,888	3,169,901	—	27,987
South African Rand
expiring 8/6/2004	662,029	736,852	74,823	—
expiring 8/6/2004	471,979	470,204	—	1,775
expiring 9/15/2004	787,446	767,896	—	19,550
South Korean Won
expiring 8/3/2004	3,133,642	3,148,619	14,977	—
Swedish Krona
expiring 8/6/2004	9,130,000	9,064,469	—	65,531
expiring 9/15/2004	12,162,446	11,942,757	—	219,689
Swiss Franc
expiring 8/6/2004	9,601,895	9,506,945	—	94,950
expiring 9/15/2004	18,183,000	17,651,460	—	531,540
Thailand Baht
expiring 8/25/2004	445,310	438,147	—	7,163
Yuan Renminbi
expiring 10/19/2004	889,045	875,658	—	13,387
expiring 4/19/2005	688,955	667,868	—	21,087

TOTAL OPEN FORWARD FOREIGN CURRENCY PURCHASE CONTRACTS	$271,051,379	$268,969,117	$1,163,261	$3,245,523

Open Forward Foreign Currency	Value on		Unrealized
Sale Contracts	Settlement Date	Current Value	Gain	Loss
Australian Dollar
expiring 8/6/2004	$6,073,548	$6,082,554	$—	$9,006
expiring 9/15/2004	3,050,000	3,015,191	34,809	—
expiring 9/15/2004	7,487,070	7,646,755	—	159,685
Canadian Dollar
expiring 8/6/2004	9,287,420	9,549,501	—	262,081
expiring 9/15/2004	4,576,000	4,542,846	33,154	—
expiring 9/15/2004	15,369,801	15,667,688	—	297,887
expiring 9/17/2004	475,362	471,841	3,521	—
expiring 9/17/2004	5,412,855	5,573,394	—	160,539
Chilean Peso
expiring 8/3/2004	129,600	125,539	4,061	—
expiring 8/10/2004	430,000	421,312	8,688	—
Danish Krone
expiring 8/25/2004	3,827,788	3,830,539	—	2,751
Euro
expiring 8/6/2004	21,823,820	22,069,237	—	245,417
expiring 8/25/2004	127,927,688	127,783,810	143,878	—
expiring 9/15/2004	28,418,410	28,008,536	409,874	—
expiring 9/15/2004	786,257	787,563	—	1,306
Great Britain Pound
expiring 8/6/2004	54,247	56,334	—	2,087
expiring 9/15/2004	7,602,565	7,480,039	122,526	—
expiring 9/15/2004	2,967,000	2,970,866	—	3,866
expiring 9/24/2004	22,780,308	22,583,605	196,703	—
Hungarian Forint
expiring 8/6/2004	414,000	442,772	—	28,772
expiring 9/15/2004	821,422	817,925	3,497	—
Iceland Krona
expiring 8/6/2004	636,798	652,968	—	16,170
Israeli Shekel
expiring 8/6/2004	3,906,687	3,932,385	—	25,698
expiring 9/15/2004	6,499,439	6,480,402	19,037	—
Japanese Yen
expiring 8/6/2004	8,574,899	8,442,797	132,102	—
expiring 8/6/2004	7,470,111	7,571,503	—	101,392
expiring 8/27/2004	80,382,981	79,483,249	899,732	—
expiring 9/15/2004	12,466,668	12,314,734	151,934	—
Mexican Peso
expiring 8/6/2004	4,422,000	4,485,570	—	63,570
expiring 9/15/2004	411,000	408,769	2,231	—
expiring 9/15/2004	1,479,622	1,486,872	—	7,250
New Russian Ruble
expiring 8/4/2004	853,000	836,380	16,620	—
expiring 8/4/2004	3,287,291	3,316,584	—	29,293
expiring 8/6/2004	429,821	431,106	—	1,285
expiring 8/30/2004	972,325	976,627	—	4,302
New Taiwan Dollar
expiring 8/12/2004	896,440	882,284	14,156	—
expiring 8/23/2004	669,681	658,960	10,721	—
expiring 8/31/2004	2,586,000	2,545,728	40,272	—
expiring 9/13/2004	896,440	884,949	11,491	—
expiring 10/19/2004	1,269,532	1,263,338	6,194	—
New Zealand Dollar
expiring 8/6/2004	2,651,636	2,733,728	—	82,092
Norwegian Krone
expiring 8/6/2004	9,142,000	9,066,316	75,684	—

Open Forward Foreign Currency	Value on		Unrealized
Sale Contracts	Settlement Date	Current Value	Gain	Loss
expiring 9/15/2004	12,082,520	11,876,754	205,766	—
Polish Zloty
expiring 8/6/2004	3,398,423	3,403,254	—	4,831
expiring 9/15/2004	813,242	851,335	—	38,093
Singapore Dollar
expiring 8/6/2004	4,175,608	4,162,540	13,068	—
expiring 8/6/2004	3,910,708	3,921,559	—	10,851
expiring 9/15/2004	12,226,000	12,091,191	134,809	—
expiring 9/15/2004	3,050,000	3,053,283	—	3,283
Slovakian Koruna
expiring 8/6/2004	408,000	422,187	—	14,187
South African Rand
expiring 8/6/2004	1,096,570	1,207,056	—	110,486
expiring 9/15/2004	869,829	867,672	2,157	—
expiring 9/15/2004	797,664	854,536	—	56,872
South Korean Won
expiring 8/3/2004	3,119,587	3,148,619	—	29,032
expiring 8/12/2004	245,267	251,592	—	6,325
expiring 8/19/2004	1,284,281	1,277,616	6,665	—
expiring 8/26/2004	118,720	118,031	689	—
expiring 8/31/2004	574,700	573,749	951	—
expiring 10/14/2004	865,324	850,151	15,173	—
expiring 10/19/2004	453,139	450,720	2,419	—
expiring 10/20/2004	604,383	604,743	—	360
expiring 10/27/2004	598,188	595,617	2,571	—
expiring 10/29/2004	187,300	187,000	300	—
Swedish Krona
expiring 8/6/2004	9,169,159	9,064,468	104,691	—
expiring 9/15/2004	12,052,000	11,805,958	246,042	—
expiring 9/17/2004	1,496,219	1,481,073	15,146	—
Swiss Franc
expiring 8/6/2004	9,401,081	9,506,946	—	105,865
expiring 9/15/2004	12,556,097	12,334,530	221,567	—
Thailand Baht
expiring 8/25/2004	444,000	438,147	5,853	—
Yuan Renminbi
expiring 10/19/2004	878,340	875,658	2,682	—
expiring 4/19/2005	673,848	667,867	5,981	—

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS	$517,169,729	$515,726,948	$3,327,415	$1,884,634

Open Forward Foreign Currency	Purchase	Sale	Unrealized
Cross Contracts (Purchase/Sale)	Current Value	Current Value	Gain	Loss
Australian Dollar/New Zealand Dollar
expiring 9/15/2004	$1,315,771	$1,334,521	$18,750	$—
expiring 9/15/2004	1,332,347	1,315,771	—	16,576
Czech Koruna/Euro Currency
expiring 8/6/2004	1,871,907	1,929,164	57,257	—
expiring 8/6/2004	1,904,745	1,873,048	—	31,697
expiring 9/15/2004	3,842,059	3,934,735	92,676	—
expiring 9/15/2004	3,934,735	3,792,569	—	142,166
Euro Currency/Australian Dollar
expiring 9/15/2004	3,058,158	3,044,684	—	13,474
Euro Currency/Czech Koruna
expiring 8/6/2004	1,915,800	1,928,626	12,826	—
expiring 8/6/2004	1,930,912	1,919,867	—	11,045
expiring 9/15/2004	911,132	918,078	6,946	—
expiring 9/15/2004	918,078	914,174	—	3,904
Euro Currency/Hungarian Forint

Open Forward Foreign Currency	Purchase	Sale	Unrealized
Cross Contracts (Purchase/Sale)	Current Value	Current Value	Gain	Loss
expiring 8/6/2004	1,689,678	1,708,246	18,568	—
expiring 8/6/2004	1,794,716	1,689,678	—	105,038
expiring 9/15/2004	808,533	796,897	—	11,636
Euro Currency/Japanese Yen
expiring 8/6/2004	1,821,935	1,852,922	30,987	—
expiring 9/15/2004	5,527,234	5,675,209	147,975	—
expiring 9/15/2004	5,675,209	5,601,288	—	73,921
Euro Currency/Mexican Peso
expiring 8/6/2004	328,158	328,712	554	—
expiring 8/6/2004	335,068	328,158	—	6,910
Euro Currency/Norwegian Krone
expiring 8/6/2004	348,443	358,377	9,934	—
expiring 8/6/2004	358,377	356,386	—	1,991
Euro Currency/Polish Zloty
expiring 9/15/2004	1,247,673	1,254,770	7,097	—
expiring 9/15/2004	4,359,861	4,265,802	—	94,059
Euro Currency/Slovakian Koruna
expiring 8/6/2004	1,256,717	1,277,564	20,847	—
expiring 8/6/2004	1,293,230	1,256,717	—	36,513
expiring 9/16/2004	564,149	582,236	18,087	—
expiring 9/16/2004	582,236	565,057	—	17,179
Great Britain Pound/Euro Currency
expiring 8/6/2004	55,991	56,731	740	—
expiring 8/6/2004	56,731	56,334	—	397
Hungarian Forint/Euro Currency
expiring 8/6/2004	2,738,651	2,782,923	44,272	—
expiring 9/15/2004	376,268	385,239	8,971	—
expiring 9/15/2004	385,239	377,539	—	7,700
Japanese Yen/Euro Currency
expiring 9/15/2004	1,187,887	1,217,160	29,273	—
expiring 9/15/2004	1,217,160	1,199,695	—	17,465
Mexican Peso/Euro Currency
expiring 8/6/2004	661,495	669,463	7,968	—
Norwegian Krone/Euro Currency
expiring 8/6/2004	118,866	118,923	57	—
expiring 8/6/2004	593,277	585,053	—	8,224
Polish Zloty/Euro Currency
expiring 8/6/2004	1,544,270	1,691,819	147,549	—
expiring 8/6/2004	1,549,333	1,544,270	—	5,063
expiring 9/15/2004	4,210,856	4,348,212	137,356	—
expiring 9/15/2004	1,136,612	1,111,611	—	25,001
Slovakian Koruna/Euro Currency
expiring 8/6/2004	2,065,489	2,096,045	30,556	—
expiring 8/6/2004	1,319,647	1,305,009	—	14,638
expiring 9/16/2004	2,010,246	2,051,404	41,158	—
expiring 9/16/2004	2,051,404	1,997,355	—	54,049

TOTAL OPEN FORWARD FOREIGN CURRENCY CROSS CONTRACTS (PURCHASE/SALE)	$74,206,283	$74,398,041	$890,404	$698,646

FUTURES CONTRACTS — At July 31, 2004, the following futures contracts were open as follows:

	Number of
	Contracts	Settlement		Unrealized
Type	Long (Short)	Month	Market Value	Gain (Loss)
Eurodollar	4	September 2004	$534,080	$1,299
Eurodollar	125	September 2004	15,917,767	9,998
Eurodollar	(174)	September 2004	(23,917,029)	(381,942)
Eurodollar	326	March 2005	79,250,600	44,988
Eurodollar	(223)	September 2005	(65,087,477)	(47,959)
Eurodollar	(326)	March 2006	(78,240,000)	(49,063)
Eurodollar	223	September 2006	65,630,767	1,008
2 Year U.S. Treasury Notes	22	September 2004	4,644,750	(6,188)
10 Year U.S. Treasury Notes	52	September 2004	5,757,375	55,031
U.S. Treasury Bonds	7	September 2004	757,531	20,016

			$5,248,364	$(352,812)

At July 31, 2004, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$315,107,383
Gross unrealized gain	7,887,839
Gross unrealized loss	(5,728,999)

Net unrealized security gain	$2,158,840

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments

July 31, 2004 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Debt Obligations — 96.3%
Alabama — 1.1%
Alabama 21st Century Authority RB for Tobacco Settlement Revenue Series 2001 (A-/Baa1)
$2,135,000	5.25%	12/01/2005	$2,185,920
Birmingham Jefferson Alabama Civic Center Authority Special Tax Refunding Series 2002 A (FSA) (AAA/Aaa)
3,000,000	5.25	01/01/2007	3,201,750
Huntsville Alabama GO Bonds Warrants Series 1995 A (AA/Aa2)
1,635,000	6.25	02/01/2006	1,685,668

			7,073,338

Alaska — 0.2%
North Slope Boro Alaska GO Bonds for Capital Appreciation Series 2003 A (MBIA) (AAA/Aaa)@
1,200,000	0.00	06/30/2005	1,183,128

Arizona — 3.0%
Arizona State Transportation Board Excise Tax RB for Maricopa County Regional Area Road Fund Series 2001 (AA/Aa2)
2,000,000	5.00	07/01/2005	2,063,440
Arizona State Transportation Board RB GANS Series 2001 (MBIA) (AAA/Aaa)
1,950,000	5.25	01/01/2006	2,042,274
Maricopa County Arizona Community College District GO Bonds Project Series 1994 C (AA/Aaa)
3,235,000	5.25	07/01/2005	3,344,602
Phoenix Arizona Civic Improvement Corp. Water System RB Junior Lien Series 1996 (AA/Aaa)^
2,150,000	5.90	07/01/2006	2,312,905
Salt River Agricultural Improvement & Power District Electric System RB for Salt River Project Series 2001 A (AA/Aa2)
2,000,000	5.25	01/01/2006	2,093,500
Salt River Agricultural Improvement & Power District Electric System RB for Salt River Project Unrefunded Balance Series 1993 C (AA/Aa2)
5,480,000	4.80	01/01/2007	5,800,416
University Medical Center Corp. Hospital RB Series 2004 (BBB+/A3)
500,000	5.00	07/01/2005	513,335
500,000	5.00	07/01/2006	521,715

			18,692,187

Arkansas — 0.8%
Little Rock Arkansas School District GO Bonds for Little Rock School District Series 2001 C (FSA) (Aaa)
1,565,000	5.00	02/01/2009	1,688,870
Springdale Arkansas Sales & Use Tax RB Series 2004 (MBIA) (Aaa)
3,000,000	4.00	07/01/2016	3,034,140

			4,723,010

California — 15.0%
California Health Facilities Financing Authority RB for Catholic Healthcare West Series 2004 H (BBB+/Baa1)~
5,000,000	4.45	07/01/2011	5,023,150
California State Department Water Resources Power Supply RB Series 2002 A (BBB+/A2)
5,000,000	5.50	05/01/2005	5,131,800
California State Economic Recovery GO Bonds Series 2004 A (AA-/Aa3)
300,000	5.00	01/01/2009	324,348
California State Economic Recovery GO Bonds Series 2004 B (AA-/Aa3)~
20,000,000	5.00	07/01/2007	21,475,200
California State GO Bonds Refunded Series 1998 (BBB/A3)
1,100,000	6.00	02/01/2008	1,212,849
California State GO Bonds Series 2004 (BBB/A3)
6,500,000	4.00	02/01/2009	6,716,060
1,000,000	4.00	02/01/2010	1,028,070
California State GO Bonds Variable Purpose Series 2004 (BBB/A3)
2,000,000	2.50	04/01/2006	2,017,840
6,500,000	5.00	04/01/2011	6,998,160
California Statewide Communities Development Authority RB for Kaiser Permanente Series 2004 G (A)~
3,800,000	2.30	05/01/2007	3,742,202
Fremont California COPS Refining Project Series 2003 (AMBAC) (SPA-Dexia Credit Local) (AAA/Aaa)~
4,600,000	1.70	08/01/2005	4,612,696
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 B (BBB-/Baa1)
2,000,000	5.00	06/01/2010	2,098,280
Los Angeles California Waste Water System RB Series 2003 (FSA) (AAA/Aaa)
3,000,000	5.00	06/01/2007	3,236,460
Metropolitan Water District RB for Southern California Waterworks Refunded Balance Series 1996 C (AA/Aa2)^
8,775,000	5.00	01/01/2007	9,380,124
Santa Clara County California Financing Authority RB Measure B Transportation Improvement Program Series 2003 (A2)
400,000	5.00	08/01/2005	413,648
1,550,000	5.00	08/01/2006	1,636,288
Santa Clara Valley California Transportation Authority RB for Sales Tax Revenue Measure Series 2003 A (AMBAC) (AAA/Aaa)~
18,500,000	4.00	10/02/2006	19,342,490
Truckee-Donner Public Utility District of California COPS Series A (ACA) (A)
1,000,000	3.50	01/01/2006	1,014,290

			95,403,955

Colorado — 1.4%
Colorado Department of Transportation RANS RB Series A (MBIA) (AAA/Aaa)
1,000,000	5.50	06/15/2006	1,064,080
Denver Colorado City & County Medical Facilities GO Bonds Series 2003 (AA+/Aa1)
3,000,000	5.00	08/01/2006	3,164,610
Eagle Bend Metropolitan District No. 2 GO Bonds Refunding & Improvement Series 2003 (Radian) (AA)
325,000	2.00	12/01/2004	325,572
420,000	3.00	12/01/2005	423,805
430,000	3.25	12/01/2006	436,549
440,000	3.50	12/01/2007	446,758
455,000	4.00	12/01/2008	466,785
480,000	4.00	12/01/2009	487,675
East Quincy Highlands Metropolitan District GO Bonds Series 2002 (LOC - U.S. Bank N.A.) (Aa2)~

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

$2,350,000	2.25%	12/01/2006	$2,346,945

			9,162,779

Connecticut — 1.0%
Connecticut State GO Bonds Series 2003 C (AA/Aa3)
1,000,000	4.00	05/01/2005	1,018,650
Connecticut State GO Bonds Series 2003 G (MBIA)(AAA/Aaa)
5,000,000	4.00	03/15/2007	5,214,350

			6,233,000

Florida — 3.7%
Escambia County Florida Health Facilities Authority RB Ascension Health Credit Series 2003 A (AA/Aa2)
1,700,000	2.50	11/15/2005	1,711,101
Florida State Board of Education GO Bonds for Public Education Series 1998 B (AA+/Aa2)
2,000,000	6.00	06/01/2006	2,144,460
Florida State Board of Education Lottery RB Series 2002 C (MBIA) (AAA/Aaa)
5,085,000	5.25	01/01/2007	5,425,746
Jacksonville Florida Sales Tax RB Series 2001 (AMBAC) (AAA/Aaa)
2,805,000	5.00	10/01/2004	2,822,083
Leesburg Florida Hospital RB for Leesburg Regional Medical Center Project Series 2003 A (A/A3)
1,820,000	5.00	07/01/2008	1,911,382
Meadow Pointe II Community Development District RB for Capital Improvement Series 2004 (Baa3)
585,000	2.00	05/01/2005	584,468
300,000	2.00	05/01/2006	295,002
610,000	2.38	05/01/2007	592,706
625,000	2.80	05/01/2008	602,850
300,000	3.00	05/01/2009	285,480
Miami Dade County Florida School Board COPS Series 2003 A (MBIA) (AAA/Aaa)~
6,000,000	5.00	08/01/2008	6,441,240
Tampa Palms Florida Open Space & Transportation Community Development District Revenue for Special Assessment Refunding Capital Improvement Area 7 Project Series 2004 (MBIA) (AAA/Aaa)
500,000	3.13	05/01/2009	501,445

			23,317,963

Georgia — 3.0%
Atlanta Georgia GO Bonds Series 1994 A (AA-/Aa3)^
1,000,000	6.13	12/01/2004	1,035,990
Atlanta Georgia RB for Airport and Marina Improvements Series 2000 A (FGIC) (AAA/Aaa)^
2,500,000	5.50	01/01/2010	2,811,100
Atlanta Georgia Refunding RB for Airport and Marina Improvements Series 2003 A (MBIA) (AAA/Aaa)
1,500,000	4.50	01/01/2005	1,519,470
Bartow County Georgia GO Bonds Sales Tax Series 2003 (MBIA) (AAA/Aaa)
4,000,000	5.00	02/01/2006	4,182,120
Dekalb County Development Authority RB for Dekalb Senior Center Project Series 2004
1,400,000	4.85	06/01/2009	1,405,978
Gwinnett County Georgia School District GO Bonds Refunding Series 2002 (AA+/Aaa)
1,835,000	4.50	02/01/2006	1,905,941
Hall County Georgia School District GO Bonds Series 1994 (AMBAC) (AAA/Aaa)^
1,500,000	6.70	12/01/2004	1,556,775
South Georgia Governmental Services Authority RB for Telecommunications/Cable Project Series 2004 (FGIC) (AAA/Aaa)
2,485,000	3.00	01/01/2007	2,524,338
2,055,000	4.00	01/01/2008	2,143,447

			19,085,159

Idaho — 0.5%
Boise-Kuna Idaho Irrigation District RB (AMBAC) (AAA/Aaa)
2,750,000	5.00	07/01/2006	2,897,840

Illinois — 3.3%
Chicago Illinois Park District Harbour Facilities RB for Airport and Marina Improvements Series 2000 (XLCA) (AAA/Aaa)^
4,610,000	5.65	01/01/2011	5,203,583
Chicago Illinois Tax Increment RB for Central Loop Redevelopment Series 2000 A (ACA) (A)
1,000,000	6.50	12/01/2006	1,076,350
Illinois Development Finance Authority RB for Revolving Fund Master Trust Series 2002 (Aaa)
2,500,000	5.00	03/01/2007	2,660,675
Illinois Educational Facilities Authority RB for Loyola University Chicago Series 1991 A (ETM) (AAA)
1,500,000	7.00	07/01/2007	1,652,640
Illinois Health Facilities Authority RB for University of Chicago Hospital & Health Series 2003 (MBIA) (AAA/Aaa)
1,400,000	4.00	08/15/2005	1,435,798
1,325,000	5.00	08/15/2006	1,390,442
Illinois Health Facilities Authority RB for Hospital Sisters Services Inc. Series 1998 A (MBIA) (Aaa)
4,375,000	5.25	06/01/2009	4,775,400
Illinois State GO Bonds First Series 2002 (MBIA) (AAA/Aaa)
2,000,000	5.00	07/01/2005	2,063,440
Metropolitan Pier and Exposition Authority Hospitality Facilities RB for McCormick Place Series 1996 (ETM) (AAA/Aaa)
500,000	5.75	07/01/2006	524,060

			20,782,388

Indiana — 1.1%
Indiana Bond Bank RB Common School Fund Advance Purchase Funding Series 2001 (AMBAC) (AAA/Aaa)
1,750,000	5.00	02/01/2005	1,781,623
Indiana Health Facilities Financing Authority Hospital RB for Community Foundation Northwest Industry Series 2001 A (BBB-)
500,000	5.50	08/01/2006	513,640
Lawrenceburg Indiana PCRB for Indiana Michigan Power Co. Project Series 2003 F (BBB/Baa2)~
5,000,000	2.63	10/01/2006	4,953,750

			7,249,013

Kansas — 0.7%
Burlington Kansas PCRB Refunding Kansas Gas & Electric Co. Project Series 2004 B (MBIA) (AAA/Aaa)~

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

$4,500,000	2.65%	06/01/2006	$4,507,110

Kentucky — 0.6%
Kentucky Economic Development Finance Authority RB for Norton Healthcare Inc. Series 2000 C (MBIA) (AAA/Aaa)§
1,775,000	5.25	10/01/2007	1,785,916
Kentucky State Property & Building Community RB for Project No. 74 Series 2002 (A+/Aa3)
2,000,000	5.25	02/01/2005	2,038,300

			3,824,216

Louisiana — 0.3%
Louisiana State GO Bonds Series 1998 A (AMBAC) (AAA/Aaa)
1,850,000	5.50	04/15/2005	1,902,411

Maine — 0.3%
Maine State COPS Series 2003 C (AA-)
1,000,000	3.50	06/01/2007	1,022,690
1,000,000	4.00	06/01/2008	1,039,520

			2,062,210

Maryland — 3.8%
Anne Arundel County GO Bonds Series 2003 (AA+/Aa1)
5,000,000	5.00	03/01/2006	5,244,100
Maryland State GO Bonds State & Local Facilities Loan 2nd Series 2001 (AAA/Aaa)
3,000,000	5.00	07/15/2005	3,100,680
15,000,000	5.25	03/01/2006	15,795,000

			24,139,780

Massachusetts — 1.4%
Boston Massachusetts GO BANS Series 2002 A (SP-1+/MIG1)
1,000,000	3.50	02/01/2006	1,023,720
Framingham Massachusetts GO BANS (MIG1)
2,500,000	2.50	03/01/2005	2,515,675
Massachusetts State GO Bonds Consumer Loan Series 1996 A (MBIA) (AAA/Aaa)^
2,000,000	5.13	01/01/2006	2,110,380
Massachusetts State Health & Educational Facilities Authority RB for Harvard Pilgrim Health Series 1998 A (FSA) (AAA/Aaa)
2,000,000	5.25	07/01/2009	2,169,420
Massachusetts State Health & Educational Facilities Authority RB for Partners Healthcare Series 2003 E (AA-/Aa3)
700,000	3.00	07/01/2005	709,429

			8,528,624

Michigan — 0.7%
Detroit Michigan GO Bonds Series 1995 (FGIC) (AAA/Aaa)
1,500,000	6.25	04/01/2005	1,547,475
Michigan Municipal Bond Authority RB for Clean Water Revolving Fund Series 1998 (AAA/Aaa)
1,310,000	5.00	10/01/2004	1,317,886
University of Michigan RB Refunding General Series 2003 (AA+/Aaa)
1,500,000	4.00	04/01/2005	1,525,140

			4,390,501

Minnesota — 3.4%
Dakota County Minnesota GO Bonds Series 2003 A (AA+/Aa1)
1,895,000	5.00	02/01/2007	2,016,792
Duluth Minnesota Economic Development Authority Health Care Facilities RB for Benedictine Health Systems-Saint Marys Series 2004 (A-)
400,000	2.00	02/15/2005	400,420
400,000	4.50	02/15/2006	412,424
Minneapolis Minnesota Health Care Systems RB for Fairview Health Services Series 2002 B (MBIA) (AAA/Aaa)
1,430,000	5.13	05/15/2008	1,548,418
Minnesota State GO Bonds Refunding Series 2003 (AAA/Aa1)
10,000,000	2.00	08/01/2005	10,051,000
6,000,000	4.50	08/01/2006	6,287,820
Minnesota State GO Bonds Series 1996 (AAA/Aa1)
1,000,000	5.50	05/01/2005	1,029,820

			21,746,694

Mississippi — 0.9%
Mississippi State GO Bonds Refunding Series 1978 (ETM) (AAA/Aaa)
5,260,000	6.20	02/01/2008	5,810,775

Missouri — 0.2%
Cameron Missouri IDA Health Facilities RB for Cameron Community Hospital Series 2000 (ACA) (A)
980,000	5.88	12/01/2006	1,042,318

Montana — 0.2%
Forsyth Montana PCRB Refunding Portland General Series 1998-A (BBB+/Baa2)~
1,000,000	5.20	05/01/2009	1,043,960

Nevada — 4.6%
Carson City Hospital RB for Carson-Tahoe Hospital Project Series 2002 (BBB+)
1,415,000	5.25	09/01/2005	1,418,580
Clark County Airport RB Sub Lien Series 1998 A (MBIA) (AAA/Aaa)
1,250,000	6.00	07/01/2008	1,393,150
Clark County Nevada School District GO Bonds Refunding Series 2003 A (FGIC) (AAA/Aaa)
10,000,000	5.00	06/01/2006	10,534,700
Las Vegas Valley Nevada Water District GO Bonds Refunding Series 2003 B (MBIA) (AAA/Aaa)
6,375,000	5.00	06/01/2007	6,821,314
Las Vegas Valley Nevada Water District GO Bonds Refunding Water & Improvement Series 2003 A (FGIC) (AAA/Aaa)
5,000,000	5.00	06/01/2005	5,144,100
Nevada Department of Business and Industry Capital Appreciation RB for Las Vegas Monorail Series 2000 (AMBAC) (AAA/Aaa)@
800,000	0.00	01/01/2007	747,472
Nevada State GO Bonds Series 1995 C (ETM) (AA /Aa2)
1,475,000	6.50	05/01/2005	1,530,047
Washoe County Gas and Water Facilities RB for Sierra Pacific Power Co. Series 1987 (AMBAC) (AAA/Aaa)
1,300,000	6.30	12/01/2014	1,334,658

			28,924,021

New Hampshire — 0.4%
New Hampshire Health and Education Facilities Authority RB for Southern New Hampshire Medical Center Series 2004 A (A-)

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

$490,000	3.00%	10/01/2006	$494,694
1,475,000	4.00	10/01/2008	1,519,870

New Hampshire Higher Educational and Health Facilities Authority RB for Frisbie Memorial Hospital Series 1993 (Baa1)
750,000	6.13	10/01/2013	763,380

			2,777,944

New Jersey — 3.1%
New Jersey Economic Development Authority RB for Market Transition Facility Series 2001 A (MBIA) (AAA/Aaa)
2,900,000	5.00	07/01/2005	2,992,539
New Jersey Health Care Facilities Financing Authority RB for South Jersey Hospital Series 2002 (SPA — Merrill Lynch Capital Services) (Baa1)
2,555,000	5.00	07/01/2005	2,622,912
New Jersey State Educational Facilities Authority RB for Fairleigh Dickinson University Series 2002 D (ACA) (A)
335,000	5.00	07/01/2005	343,322
355,000	5.00	07/01/2006	369,001
New Jersey State Educational Facilities Authority RB for Fairleigh Dickinson University Series 2004 C
1,300,000	5.00	07/01/2007	1,355,627
1,405,000	5.00	07/01/2008	1,463,054
New Jersey State Transit Corp. RB for Capital GANS Series 2000 B (AMBAC) (AAA/Aaa)
2,000,000	5.50	02/01/2005	2,041,240
New Jersey State Transportation Trust Fund Authority RB for Transportation Systems Series 1995 B (MBIA) (AAA/Aaa)^
2,000,000	5.75	06/15/2005	2,113,560
New Jersey State Turnpike Authority RB Series 2000 A Prerefunded (ETM) (MBIA) (AAA/Aaa)
630,000	5.50	01/01/2007	678,491
New Jersey State Turnpike Authority RB Series 2000 A Unrefunded Balance (MBIA) (AAA/Aaa)
4,520,000	5.50	01/01/2007	4,849,192
Tobacco Settlement Financing Corp. RB Series 2003 (BBB/Baa3)
1,000,000	4.38	06/01/2019	953,290

			19,782,228

New Mexico — 1.1%
Farmington PCRB for Public Service Co. San Juan Series 2003 A (BBB/Baa2)~
2,700,000	2.10	04/01/2006	2,663,496
New Mexico State GO Bonds Capital Projects Series 2003 (AA+/Aa1)
3,350,000	5.00	03/01/2006	3,510,867
New Mexico State University RB Refunding & Improvement Series 2003 (FSA) (AAA/Aaa)
1,000,000	5.00	04/01/2008	1,078,120

			7,252,483

New York — 9.7%
New York City Health & Hospital Corp. RB for Health System Series 2003 A (AMBAC) (AAA/Aaa)
5,000,000	5.00	02/15/2006	5,231,900
New York City IDA Civic Facilities RB for Polytechnical University Project (BB+/Ba3)
200,000	5.10	11/01/2005	197,694
250,000	5.20	11/01/2007	241,527
New York GO Bonds Prerefunded Balance Series 1996 F (ETM) (A/A2)
920,000	7.00	02/01/2006	989,534
New York GO Bonds Refunding Series 1996 A (MBIA-IBC) (AAA/Aaa)
500,000	6.25	08/01/2008	544,475
New York GO Bonds Refunding Series 2002 C (A/A2)
2,500,000	5.25	08/01/2010	2,710,400
New York GO Bonds Series 1995 D (AAA/Aaa)^
1,500,000	6.00	02/15/2005	1,553,520
New York GO Bonds Unrefunded Balance Series 1996 F (A/A2)
1,080,000	7.00	02/01/2006	1,155,168
New York State Dormitory Authority Lease RB for Court Facilities Series 2003 A (A/A3)
4,090,000	5.00	05/15/2007	4,333,437
New York State Dormitory Authority RB for City University System Construction 4th Generation Series 2003 A (AA-/A3)
6,350,000	5.00	07/01/2007	6,763,067
New York State Dormitory Authority RB for City University System Construction 5th Generation Series 2003 A (AA-/A3)
1,250,000	5.00	01/01/2006	1,301,625
3,250,000	5.00	01/01/2007	3,430,083
New York State Dormitory Authority RB for North Shore Long Island Jewish Group Series 2003 (A3)
250,000	4.00	05/01/2005	254,495
575,000	5.00	05/01/2006	597,431
460,000	5.00	05/01/2007	482,659
New York State GO Bonds Refunding Series 1995 C (AA/A2)
2,000,000	6.00	10/01/2004	2,014,860
New York State Power Authority Revenue & General Purpose RB Series 1998 A (AA-/Aa2)
2,000,000	5.50	02/15/2006	2,109,640
New York State Thruway Authority Service Contract RB for Local Highway & Bridge Series 2002 (AA-/A3)
2,000,000	5.00	04/01/2006	2,092,640
New York State Urban Development Corp. RB for Correctional & Youth Facilities Services Series 2003 A (AA-)~
5,750,000	5.25	01/01/2009	6,184,470
New York State Urban Development Corp. RB Series 2002 A (AA-/A3)
1,000,000	5.00	01/01/2005	1,014,800
Orange County New York Industrial Development Agency Life Care Community RB for The Glen Arden Income Project Series 1994 (AAA)^
3,930,000	8.88	01/01/2005	4,127,758
Otsego County New York Industrial Development Agency Civic Facilities RB for Hartwick College Project Series 2002 A (Ba1)
610,000	4.75	07/01/2005	621,132
Tobacco Settlement Financing Corp. RB Asset Backed Series 2003-A-1 (AA-/A3)
5,000,000	5.00	06/01/2008	5,313,950
Tobacco Settlement Financing Corp. RB Series 2003 B-1 (AA-/A3)
1,000,000	5.00	06/01/2010	1,062,490
Triborough Bridge & Tunnel Authority Revenues & General

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Purpose RB Series 1997 SR (ETM) (AA-/Aa3)
$7,115,000	5.00%	01/01/2007	$7,380,105

			61,708,860

North Carolina — 3.4%
North Carolina Eastern Municipal Power RB Refunding Series 1996 A (MBIA) (AAA/Aaa)
2,000,000	6.00	01/01/2006	2,114,820
North Carolina Eastern Municipal Power RB Refunding Series 2003 C (BBB/Baa2)
1,190,000	5.00	01/01/2008	1,251,142
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2003 A (BBB+/Baa1)
2,000,000	5.00	01/01/2005	2,024,400
North Carolina State GO Bonds for Public Improvement Series 2001 A (AAA/Aa1)
5,725,000	4.50	03/01/2007	6,041,020
North Carolina State GO Bonds Refunding Series 2003 D (AAA/Aa1)
10,000,000	4.00	02/01/2006	10,319,400

			21,750,782

Ohio — 2.7%
Cleveland Ohio City School District RANS Series 1997 (AMBAC) (AAA/Aaa)
2,000,000	5.50	06/01/2006	2,124,780
Lakewood Ohio Hospital Improvement RB for Lakewood Hospital Association Series 2003 (A-/A2)
1,000,000	5.00	02/15/2006	1,033,340
Ohio Air Quality Development Authority RB for Ohio Edison Co. Pollution Control Project Series 1999 C (BB+/Baa2)~
1,000,000	5.80	12/01/2004	1,010,660
Ohio GO Bonds for Higher Educational Capital Facilities Series 2000 A (AA+/Aa1)
1,775,000	5.00	02/01/2007	1,889,523
Ohio State Air Quality Development Authority RB for Ohio Edison Project Series 1999 B (BB+/Baa2)~
3,750,000	2.25	06/01/2005	3,725,963
Ohio State Common Schools GO Bonds Series 2003 (AA+/Aa1)
1,000,000	4.00	06/15/2005	1,021,540
Ohio State GO Bonds for Capital Appreciation Refunding & Improvement Series 2003 E (AA+/Aa1)@
1,000,000	0.00	08/01/2004	1,000,000
Ohio State Water Development Authority PCRB Refunding Cleveland Electric Series 1998 A (BBB-/Baa2)~
3,005,000	3.40	10/01/2004	3,009,267
Ohio State Water Development Authority RB for Refunding Water Development Pure Water (AMBAC) (AAA/Aaa)
1,000,000	5.00	06/01/2006	1,053,470
Ohio Water Development Authority RB for Safe Water Series 1997 (AMBAC) (AAA/Aaa)
1,000,000	5.25	12/01/2004	1,013,080

			16,881,623

Oklahoma — 0.1%
Grand River Dam Authority RB Series 1993 (BBB+A2)
750,000	5.75	06/01/2006	794,715

Oregon — 0.5%
Marion County GO Bonds for School District No. 103C Woodburn Series 1995 A (FGIC) (AAA/Aaa)^
3,100,000	5.65	11/01/2005	3,252,861

Pennsylvania — 5.3%
Delaware County IDA PCRB for Peco Energy Co. Project Series 1999 A (BBB+/Baa2)~
500,000	5.20	10/01/2004	502,715
Delaware River Port Authority Pennsylvania & New Jersey RB Refunding Port District Project Series 2001 A (FSA) (AAA/Aaa)
5,085,000	5.25	01/01/2008	5,514,733
Harrisburg Pennsylvania Authority RB for Pooled Bond Program Series 1996 I (MBIA) (AAA/Aaa)^
3,000,000	5.63	04/01/2006	3,242,760
Lycoming County Authority Hospital RB for Williamsport Hospital Obligation Group Series 1995 (CONNIE LEE) (AAA)
1,545,000	6.00	11/15/2005	1,584,985
Montgomery County Pennsylvania Higher Education & Health Authority Hospital RB for Abington Memorial Hospital RMKT-7/15/03 Series 1993 A (AMBAC) (AAA/Aaa)
1,985,000	6.00	06/01/2006	2,122,838
2,105,000	6.00	06/01/2007	2,300,449
2,230,000	6.00	06/01/2008	2,475,055
Pennsylvania GO Bonds First Series 2001 (AA/Aa2)
2,000,000	5.00	01/15/2005	2,033,140
1,000,000	5.00	01/15/2010	1,086,490
Pennsylvania GO Bonds Series 2002 (AA/Aa2)
2,000,000	5.00	02/01/2006	2,091,660
Pennsylvania Hills Township GO Bonds Series 1995 (AMBAC) (AAA/Aaa)
750,000	5.00	12/01/2006	778,553
Pennsylvania State Higher Educational Facilities Authority RB for Widener University Series 2003 (BBB+)
795,000	5.00	07/15/2008	835,004
1,000,000	5.00	07/15/2009	1,048,250
Pennsylvania State Higher Educational Facilities Authority RB Series 2003 X (AMBAC) (Aaa)
2,820,000	5.00	06/15/2006	2,973,972
Pennsylvania State IDA RB for Economic Development Prerefunded Balance Series 1996 (ETM) (AMBAC) (AAA/Aaa)
815,000	6.00	07/01/2007	898,375
Pennsylvania State IDA RB for Economic Development Unrefunded Balance Series 1996 (AMBAC) (AAA/Aaa)
3,185,000	6.00	07/01/2007	3,498,563
Philadelphia Water and Wastewater RB Series 1999 (AMBAC) (AAA/Aaa)
750,000	5.00	12/15/2006	798,277

			33,785,819

Puerto Rico — 3.9%
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2003 C (MBIA) (AAA/Aaa)~
5,000,000	5.00	07/01/2008	5,400,550
Puerto Rico Commonwealth GO Bonds Series 1993 (MBIA-IBC) (AAA/Aaa)
4,000,000	5.50	07/01/2008	4,415,800
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2003 A (ETM) (MBIA) (A/Baa1)
3,000,000	5.00	07/01/2005	3,084,420
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2004 J (A/Baa1)

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

$2,845,000	5.00%	07/01/2006	$2,990,294
Puerto Rico Public Buildings Authority RB GTD for Government Facilities Series 1997 B (MBIA) (AAA/Aaa)
3,000,000	4.55	07/01/2005	3,084,420
Puerto Rico Public Finance Corp. RB Commonwealth Approp Series 2004 A (LOC Government Bank for Puerto Rico) (BBB+/Baa2)~
5,000,000	5.75	02/01/2012	5,548,500

			24,523,984

Rhode Island — 1.2%
Rhode Island State Health & Educational Building Corp. RB for Hospital Financing-Memorial Hospital Series 2003 (LOC-Fleet Bank) (AA-)
1,560,000	4.00	07/01/2006	1,600,966
1,560,000	4.00	07/01/2007	1,608,812
1,540,000	4.00	07/01/2008	1,585,461
Rhode Island State Health & Educational Building Corp. RB for Hospital Financing Series 2003 A (BBB/Baa2)
525,000	3.20	09/15/2006	522,968
485,000	4.00	09/15/2008	488,948
585,000	4.30	09/15/2009	587,094
610,000	4.50	09/15/2010	611,940
635,000	4.75	09/15/2011	637,000

			7,643,189

South Carolina — 1.1%
South Carolina GO Bonds for Capital Improvement Series 2001 B (AAA/Aaa)
1,000,000	5.50	04/01/2005	1,026,890
South Carolina Jobs Economic Development Authority Hospital Facilities RB for Palmetto Health Alliance Refunding Series 2003 A (BBB/Baa2)
265,000	4.00	08/01/2004	265,000
290,000	4.25	08/01/2005	294,197
370,000	4.50	08/01/2006	379,642
South Carolina State GO Bonds for Capital Improvement Series 2003 C (AAA/Aaa)
3,000,000	4.00	01/01/2006	3,091,770
South Carolina State Public Service Authority RB Refunding Series 2002 D (FSA) (AAA/Aaa)
2,000,000	5.00	01/01/2009	2,165,760

			7,223,259

Tennessee — 0.2%
Johnson City Health and Educational Facilities Board Hospital RB for First Mortgage Mountain States Series 2001 B (Baa2)~
1,175,000	5.25	07/01/2005	1,176,457

Texas — 3.3%
Arlington Texas Independent School District GO Bonds for Capital Appreciation Refunding Series 2003 (PSF-GTD) (Aaa)@
1,500,000	0.00	02/15/2005	1,488,780
Austin Texas Water & Wastewater Systems RB Refunding Series 2002 A (AMBAC) (AAA/Aaa)
2,500,000	5.00	11/15/2004	2,526,675
Fort Worth Texas Water & Sewer Revenue RB for Refunding & Improvement Series 1998 (AA/Aa2)
5,000,000	5.00	02/15/2007	5,316,050
Fort Worth Texas Water & Sewer Revenue RB for Refunding & Improvement Series 2003 (AA/Aa2)
4,000,000	5.00	02/15/2006	4,181,840
Harris County Texas Health Facilities Development Corp. RB for Christus Health Series 1999 A (MBIA) (AAA/Aaa)
3,000,000	5.25	07/01/2007	3,206,430
Odessa Texas Junior College District RB Refunding Series 1995 A (AAA/Aaa)^
1,905,000	8.13	06/01/2005	2,051,666
Sam Rayburn Texas Municipal Power Agency RB Refunding (Radian) (AA)
2,000,000	5.00	10/01/2008	2,134,140

			20,905,581

Utah — 1.0%
Utah Building Ownership Authority Lease RB for Capital Appreciation Series 1998 B (FSA) (AAA/Aaa)@
2,000,000	0.00	05/15/2005	1,976,340
Utah County Utah Hospital RB for IHC Health Services Inc. Series 2002 (AA+/Aa1)
1,500,000	5.00	05/15/2005	1,541,265
Utah State GO Bonds Series 2002 A (AAA/Aaa)
3,000,000	5.00	07/01/2005	3,095,730

			6,613,335

Virginia — 4.5%
Fairfax County Virginia GO Bonds Series 2003 B (AAA/Aaa)
7,445,000	3.00	06/01/2007	7,592,783
Loudoun County GO Bonds for Public Improvement Series 2001 C (AA+/Aaa)
1,250,000	5.25	11/01/2006	1,335,175
Peninsula Ports Authority Virginia Coal Term RB Refunding for Dominion Term Association Project Series 2003 (BBB+/Baa1)~
2,750,000	3.30	10/01/2008	2,747,553
Virginia Beach GO Bonds for Public Improvement Refunding Series 2003 A (AA+/Aa1)
2,500,000	5.50	05/01/2008	2,749,300
Virginia Beach GO Bonds for Public Improvement Refunding Series 2003 B (AA+/Aa1)
2,960,000	5.50	05/01/2008	3,255,171
Virginia College Building Authority Educational Facilities RB for 21st Century College & Equipment Series 2004 A (AA+/Aa1)
8,000,000	5.00	02/01/2009	8,671,680
Virginia Commonwealth Transportation Board RANS for Federal Highway Reimbursement Series 2000 (AA/Aa2)
1,000,000	5.50	10/01/2006	1,070,910
Winchester IDA Educational Facilities RB for First Mortgage Shenandoah University Series 1994 (Radian) (AA)^
1,000,000	6.75	10/01/2004	1,028,860

			28,451,432

Washington — 1.6%
Clark County Washington School District No. 037 Vancouver GO Bonds Refunding Series 2003 B (Aa1)
1,790,000	4.00	06/01/2005	1,826,516
Washington State Health Care Facilities Authority RB for Multicare Health Systems Series 1998 (MBIA) (Aaa)
2,000,000	5.00	08/15/2005	2,071,100
Washington State Public Power Supply RB Refunding

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Series 1997 A (AMBAC) (AAA/Aaa)
$1,000,000	5.00%	07/01/2006	$1,052,800
Washington State Public Power Supply System Nuclear Project No. 2 RB Series 1990 C (MBIA-IBC) (AAA/Aaa)@
5,000,000	0.00	07/01/2005	4,925,500

			9,875,916

West Virginia — 0.3%
West Virginia Higher Education Political Community RB for University Facilities Refunding Series 2003 A (MBIA) (AAA/Aaa)
1,680,000	5.00	04/01/2006	1,758,674

Wisconsin — 1.4%
Badger Power Marketing Authority Inc. Transmission Delivery Facilities RB Series 1993 Prerefunded (ETM) (AMBAC) (AAA/Aaa)
245,000	5.30	10/01/2008	259,592
Badger Power Marketing Authority Inc. Transmission Delivery Facilities RB Series 1993 Unrefunded Balance (AMBAC) (AAA/Aaa)
1,205,000	5.30	10/01/2008	1,273,492
Wisconsin GO Bonds Series 2000 A (AA-/Aa3)
2,000,000	5.50	05/01/2005	2,059,040
Wisconsin State Health & Educational Facilities Authority RB for Fort Healthcare Inc. Project Series 2004 (BBB+)
665,000	4.00	05/01/2007	678,659
695,000	4.00	05/01/2008	703,403
715,000	4.00	05/01/2009	710,710
Wisconsin State Health & Educational Facilities Authority RB for Gundersen Lutheran Hospital Series 2003 A (FSA) (AAA/Aaa)
1,000,000	5.00	02/15/2007	1,060,420
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Services Series 2003 A (A/A2)
300,000	3.00	08/15/2004	300,096
500,000	4.00	08/15/2005	509,375
1,555,000	4.00	08/15/2006	1,594,668

			9,149,455

Wyoming — 0.3%
Platte County PCRB for Basin Electric Power Series 1994 (AMBAC-TCRS) (AAA/Aaa)
1,975,000	4.95	01/01/2006	2,059,688

TOTAL DEBT OBLIGATIONS			$611,094,665

Other Municipals — 1.8%
MMA Financial CDD Senior Securitization Trust RB for Various States Bartram Springs Passthru Series 2003 B (LOC — Compass Bank) (A1)†~
$6,190,000	3.38%	11/01/2008	$6,173,782
Municipal Mortgage & Equity LLC for 1999 A Tax-Exempt MF Hsg. Certificates Series 1999 (A-1)†~
5,000,000	4.95	08/15/2005	5,053,250

TOTAL OTHER MUNICIPALS			$11,227,032

Short Term Investments# — 0.9%
Virginia — 0.3%
Henrico County Virginia Economic Development Authority RB VRDN for Bon Secours Health System Series 2002 B (MBIA) (AAA/Aaa)#
$1,600,000	1.26%	08/05/2004	$1,600,000

Wisconsin — 0.6%
Wisconsin State Health and Educational Facilities Authority RB VRDN for Ministry Health Care Series 1999 B (MBIA) (AAA/Aaa)~#
4,100,000	1.24	08/04/2004	4,100,000

TOTAL SHORT TERM INVESTMENTS			$5,700,000

TOTAL INVESTMENTS — 99.0%			$628,021,697

†	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $11,227,032, which represents approximately 1.8% of net assets as of July 31, 2004.

@	Security issued with a zero coupon. Income is recognized through the accretion of discount.

^	Prerefunded security. Maturity date disclosed is prerefunding date.

#	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2004.

~	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

§	This security is issued with a zero coupon rate which increases to the stated rate at a set date in the future.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviations:
ACA — Insured by American Capital Access
AMBAC — Insured by American Municipal Bond Assurance Corp.
AMBAC—TCRS — Insured by American Municipal Bond Assurance Corp. – Transferable Custodial Receipts
BANS — Bond Anticipation Notes
CONNIE LEE — College Construction Loan Insurance Association
COPS — Certificates of Participation
ETM — Escrow to Maturity
FGIC — Insured by Financial Guaranty Insurance Co.
FSA — Insured by Financial Security Assurance Co.
GANS — Grant Anticipation Notes
GO — General Obligation
GTD — Guaranteed
IDA — Industrial Development Authority
LOC — Letter of Credit
MBIA — Insured by Municipal Bond Investors Assurance
MBIA — IBC — Insured by Municipal Bond Investors Assurance – Insured Bond Certificates
MF Hsg. — Multi-Family Housing
PCRB — Pollution Control Revenue Bond
PSF — Guaranteed by Permanent School Fund
Radian — Insured by Radian Asset Assurance
RANS — Revenue Anticipation Notes
RB — Revenue Bond
SPA — Stand-by Purchase Agreement
VRDN — Variable Rate Demand Notes
XLCA — Insured by XL Capital Assurance

Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

SWAP CONTRACTS - At July 31, 2004, the Fund had outstanding swap contracts open with details as follows:

Rate Type
		Notional		Payments	Payments
	Swap	Amount	Termination	made by	received by	Unrealized
Swap Type	Counterparty	(000s)	Date	the Fund	the Fund	Depreciation
Interest Rate	Morgan Stanley	$10,000	08/10/2014	4.1065%	BMA Floating	$(276,328)

At July 31, 2004, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$628,232,712
Gross unrealized gain	2,823,511
Gross unrealized loss	(3,034,526)

Net unrealized security loss	$(211,015)

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments

July 31, 2004 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Debt Obligations — 98.3%
Alaska — 0.4%
Alaska State Housing Finance Corp. General Mortgage RB Series 1997 A (MBIA) (AAA/Aaa)
$5,000,000	6.00%	06/01/2027	$5,152,650
Northern Tobacco Securitization Corporate Settlement RB for Asset Backed Bonds Series 2001 (BBB/Baa3)
7,500,000	5.50	06/01/2029	6,076,425

			11,229,075

Arizona — 2.1%
Apache County IDA PCRB for Tucson Electric Power Co. Project Series 1998 A (B+/Ba3)
5,000,000	5.85	03/01/2028	4,911,850
Apache County IDA PCRB for Tucson Electric Power Co. Project Series 1998 B (B+/Ba3)
5,000,000	5.88	03/01/2033	4,855,700
Coconino County PCRB for Nevada Power Co. Project Series 1995 E (B-)
1,500,000	5.35	10/01/2022	1,340,280
Coconino County PCRB for Nevada Power Co. Series 1997 B (AMT) (B-)
2,500,000	5.80	11/01/2032	2,161,875
Maricopa County IDA Health Facilities RB for Catholic Healthcare West Series 2004 A (BBB+/Baa1)
7,000,000	5.38	07/01/2023	6,921,250
Maricopa County PCRB for El Paso Electric Co. Project Series 2002 A (BB+/Ba1)~
12,300,000	6.25	08/01/2005	12,697,413
Maricopa County PCRB for El Paso Electric Co. RMKT-8/24/00 Series 1985 A (BB+/Ba1)~
8,000,000	6.38	08/01/2005	8,268,240
Maricopa County PCRB for Public Service Palo Verde Series 2003 A (BBB/Baa2)~
4,000,000	4.00	07/01/2009	4,028,600
Maricopa County PCRB for Southern California Edison Co. Series 2000 A (BBB/Baa2)~
5,000,000	2.90	03/02/2009	4,804,150
Pima County IDA RB for Tucson Electric Power Co. Project Series 1997 B (B+/Ba3)
6,000,000	6.00	09/01/2029	5,900,520
University Medical Center Corp. RB Series 2004 (BBB+/A3)
2,500,000	5.00	07/01/2024	2,411,150
Yavapai County IDA Hospital Facilities RB for Regional Medical Center Series 2003 A (Baa2)
1,250,000	6.00	08/01/2033	1,257,050

			59,558,078

Arkansas — 0.1%
Little River County RB for Georgia Pacific Corp. Project Series 1998 (AMT) (Ba3)
3,010,000	5.60	10/01/2026	2,775,973

California — 13.6%
Abag Finance Authority for Nonprofit Corps. Community Facilities District Special Tax No. 2004-2 Windemere Ranch Series 2004
3,855,000	6.00	09/01/2027	3,887,690
4,900,000	6.00	09/01/2034	4,923,030
Abag Finance Authority RB for Nonprofit Corps. Samsum - Santa Barbara Series 2002 A (BBB)
2,000,000	5.50	04/01/2021	2,052,660
2,750,000	5.60	04/01/2026	2,768,453
California Department Water Resources Power Supply RB for Drivers Series 2002 310 (AMBAC) (RITES) (AAA)¡
5,000,000	9.62	05/01/2014	6,098,600
California Educational Facilities Authority RB for Dominican University Series 2001 (Baa3)
1,445,000	5.75	12/01/2030	1,478,943
California Educational Facilities Authority RB for Pepperdine University Series 2000 (A1)
6,000,000	5.75	09/15/2030	6,261,180
California Financing Authority PCRB for Drivers Series 2004 475 (AMT) (FGIC) (Aaa)¡ ~
7,500,000	9.84	06/01/2007	7,802,550
California Financing Authority PCRB for Pacific Gas and Electric Co. Series 2004 D (AMT) (FGIC) (AAA/Aaa)~
20,000,000	3.50	06/01/2007	20,208,800
California Health Facilities Financing Authority RB for Catholic Healthcare West Series 2004 G (BBB+/Baa1)
3,000,000	5.25	07/01/2023	2,950,170
California Health Facilities Financing Authority RB for Catholic Healthcare West Series 2004 H (BBB+/Baa1)~
4,000,000	4.45	07/01/2011	4,018,520
California Health Facilities Financing Authority RB for Catholic Healthcare West Series 2004 I (BBB+/Baa1)~
8,000,000	4.95	07/01/2014	8,077,120
California State Department Water Resources Power Supply RB Series 2003 PA 1152 R (FSA) (RITES)¡
18,250,000	8.95	05/01/2011	22,147,470
California State Economic Recovery GO Bonds for Rols RR II Series 2004 R 281 (RITES) (AA-)¡~
6,250,000	14.56	07/01/2008	8,282,250
California State Economic Recovery GO Bonds Residuals Series 2004 933 (RITES) (Aa3)¡
6,250,000	15.15	07/01/2014	8,790,625
California State Economic Recovery GO Bonds Series 2004 A (AA-/Aa3)
1,275,000	5.00	01/01/2009	1,378,479
California State Economic Recovery RB for Drivers Series 2004 448 (RITES) (AA-)¡
625,000	15.00	07/01/2008	828,225
4,060,000	16.82	01/01/2014	5,380,150
California State GO Bonds Refunding Series 2001 (XCLA) (AAA/Aaa)
3,250,000	5.50	03/01/2011	3,626,675
California State GO Bonds Series 2003 (BBB/A3)
2,000,000	5.25	02/01/2015	2,150,300
California State GO Bonds Series 2004 (BBB/A3)
20,000,000	4.00	02/01/2010	20,561,400
California State GO Bonds Variable Purpose Series 2004 (BBB/A3)
4,500,000	5.25	04/01/2029	4,538,205
9,000,000	5.25	04/01/2034	9,062,730
California Statewide Communities Development Authority RB for Aspire Public Schools-Lodi Project Series 2002 A
3,000,000	7.25	08/01/2032	3,038,520
California Statewide Communities Development Authority RB for Kaiser Permanente Series 2004 G (A)~
12,800,000	2.30	05/01/2007	12,605,312
California Statewide Communities Development Authority RB for Notre Dame De Namur University Series 2003

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

$3,000,000	6.63%	10/01/2033	$2,941,590
California University Fresno Association Inc. RB for AUX Organization Event Center Series 2002 (Ba1)
970,000	6.75	07/01/2022	1,000,031
Carlsbad Improvement Bond Act 1915 for Special Assessment District No. 2003-01 Series 2004
3,315,000	6.00	09/02/2034	3,365,620
Chula Vista Community Facilities District RB No. 99-1-Otay Series 2000
1,225,000	7.63	09/01/2029	1,333,547
Chula Vista Community Facilities District Special Tax No. 07-I-Otay Ranch Village Eleven Series 2004
1,700,000	5.70	09/01/2024	1,705,083
2,300,000	5.80	09/01/2028	2,312,075
3,150,000	5.88	09/01/2034	3,172,459
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset Backed Bonds Series 2003 B (BBB-/Baa1)
3,810,000	5.63	06/01/2038	3,848,481
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-1 (BBB/Baa3)
22,985,000	6.75	06/01/2039	20,676,157
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-2 (BBB/Baa3)
6,000,000	7.90	06/01/2042	6,132,780
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-3 (BBB/Baa3)
2,650,000	7.88	06/01/2042	2,704,431
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-4 (BBB/Baa3)
3,000,000	7.80	06/01/2042	3,047,310
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-5 (BBB/Baa3)
8,330,000	7.88	06/01/2042	8,501,098
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 B (BBB-/Baa1)
75,535,000	5.50	06/01/2043	75,643,770
Hawthorne Community Redevelopment Agency Special Tax for Community Facilities District No. 99-1 Series 2000 A (Wells Fargo Bank LOC)
880,000	6.75	10/01/2020	902,273
1,180,000	7.20	10/01/2025	1,209,795
Hawthorne Community Redevelopment Agency Special Tax for Community Facilities District No. 99-1 Series 2000 B (Wells Fargo Bank LOC)
1,675,000	7.20	10/01/2025	1,730,643
Hawthorne Community Redevelopment Agency Tax Allocation for Hawthorne Plaza Project Series 2001
2,375,000	6.88	07/01/2020	2,405,733
Kaweah Delta Health Care District RB Series 2004 (A3)
3,675,000	6.00	08/01/2034	3,833,172
Lake Elsinore Improvement Bond Act 1915 for Special Assessment District No. 93-1 Series 2000
1,950,000	7.00	09/02/2030	2,044,049
Long Beach Special Tax for Community Facilities District #6 Pike Series 2002
5,000,000	6.30	10/01/2032	5,008,600
Los Angeles Community College District GO Bonds Series 2001 II-R-71-A (MBIA) (RITES)¡
1,665,000	12.75	02/01/2009	2,197,300
Los Angeles Community College District GO Bonds Series 2001 II-R-71-B (MBIA) (RITES)¡
1,670,000	12.79	02/01/2009	2,194,180
Los Angeles Regional Airports Improvement Corp. RB for Facilities Sublease Continental Airlines Series 1994 (AMT) (B)
990,000	9.25	08/01/2024	1,008,612
Los Angeles Regional Airports Improvement Corp. RB Series 2002 C (AMT) (B-/Caa2)
7,140,000	7.00	12/01/2012	6,326,111
21,855,000	7.50	12/01/2024	18,577,843
Oceanside Community Development Commerce Tax Allocation for Downtown Redevelopment Project Series 2002 (Baa3)
1,500,000	5.75	09/01/2025	1,525,155
Orange County Community Facilities District Special Tax for No.1 Ladera Ranch Series 2000 A
1,000,000	6.20	08/15/2023	1,018,120
Palo Alto Improvement Bond Act 1915 Special Assessment for University Avenue Area Off Shore Parking Series 2002 A (BBB)
1,125,000	5.25	09/02/2016	1,147,590
1,185,000	5.25	09/02/2017	1,208,830
Richmond Improvement Bond Act 1915 for Special Assessment Improvement District No. 99-1 Series 2000
500,000	7.00	09/02/2017	515,365
San Leandro Community Facilities District No. 1 Special Tax Series 2000
1,690,000	6.40	09/01/2019	1,752,057
Santa Clara County Financing Authority RB for Measure B Transportation Improvement Program Series 2003 (A2)
4,425,000	5.00	08/01/2006	4,671,340
Santa Clara County Financing Authority Special Obligation RB for Measure B Transportation Improvement Program Series 2003 (A2)
1,060,000	5.00	08/01/2005	1,096,167
Soledad Improvement Bond Act 1915 for Special Assessment District No. 1 The Vineyards Series 2000
1,985,000	7.25	09/02/2030	2,018,308
Tobacco Securitization Authority Southern California Tobacco Settlement RB for Asset Backed Bonds Senior Series 2002 A (BBB/Baa3)
2,895,000	5.63	06/01/2043	2,185,928
Upland Community Facilities District Special Tax for 2003-2 San Antonio Improvement Series 2004 1-A
4,000,000	6.00	09/01/2034	3,983,200

			377,862,860

Colorado — 0.7%
McKay Landing Metropolitan GO Bonds District No. 2 Series 2000
1,500,000	7.50	12/01/2019	1,609,035
Saddle Rock South Metropolitan GO Bonds Mill Levy Obligation Series 2000
3,000,000	7.20	12/01/2019	3,191,130
Tablerock Metropolitan District Colorado GO Bonds
2,750,000	7.00	12/01/2033	2,803,130
Vista Ridge Metropolitan District GO Bonds Series 2001
10,000,000	7.50	12/01/2031	10,530,000

			18,133,295

Connecticut — 0.3%
Connecticut GO Bonds for Residual Certificates Series

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments

July 31, 2004 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

2001 515 (RITES) (Aa3)¡
$3,485,000	13.85%	12/15/2013	$4,848,123
Connecticut Health and Educational Facility Authority
RB for St. Mary’s Hospital Corp. Series 1997 E (Ba1)
695,000	5.88	07/01/2022	586,531
University of Connecticut GO Bonds Series 2004 PA 1255 (MBIA) (RITES)¡
2,660,000	15.35	01/15/2011	3,632,656

			9,067,310

Delaware — 0.0%
Delaware State Health Facilities Authority RB for Beebe Medical Center Project Series 2004 A (BBB/Baa1)
1,250,000	5.50	06/01/2024	1,245,338

District of Columbia — 0.5%
District of Columbia Housing Finance Agency Mortgage RB for Single Family Series 1997 B (GNMA/FNMA) (AMT) (AAA)
1,905,000	6.35	06/01/2028	1,947,672
District of Columbia Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2001 (BBB/Baa3)
1,680,000	6.25	05/15/2024	1,547,196
6,000,000	6.50	05/15/2033	5,237,160
Washington D.C. Metropolitan Area Transportation Authority Gross Revenue RB for Rols RR II Series 2003 R 245 (MBIA) (RITES) (AAA)¡
2,785,000	15.92	01/01/2010	3,760,586

			12,492,614

Florida — 33.4%
Amelia National Community Development District RB for Capital Improvement Series 2004 A
3,360,000	6.30	05/01/2035	3,382,512
Ballantrae Community Development District RB for Capital Improvements Series 2004
5,000,000	6.00	05/01/2035	4,998,700
Beacon Tradeport Community Development District RB Special Assessment Project Series 2002 A (Radian) (AA)
1,990,000	5.25	05/01/2016	2,129,997
Bella Terra Community Development District Special Assessment Series 2002
725,000	5.65	11/01/2006	730,684
Bellalago Educational Facilities Benefits District RB for Capital Improvements Series 2004 A
5,000,000	6.00	05/01/2033	4,986,950
Bonita Springs Vasari Community Development District RB for Capital Improvements Series 2001 A
6,850,000	6.95	05/01/2032	7,212,981
Bonnet Creek Resort Community Development District Special Assessment RB Series 2002
10,000,000	7.38	05/01/2034	10,448,300
2,000,000	7.50	05/01/2034	2,095,220
Brandy Creek Community Development District Special Assessment Series 2003 A
3,510,000	6.35	05/01/2034	3,585,254
Brandy Creek Community Development District Special Assessment Series 2003 B
3,000,000	5.40	05/01/2009	3,019,680
Briger Community Development District Special Assessment RB Series 2002 A
2,965,000	6.75	05/01/2033	3,088,344
Brooks of Bonita Springs II Community Development District RB for Capital Improvements Series 2000 A
5,900,000	7.00	05/01/2031	6,202,670
Brooks of Bonita Springs II Community Development District RB for Capital Improvements Series 2003 A
1,645,000	6.13	05/01/2034	1,635,114
Capital Region Community Development District RB for Capital Improvement Series 2002 A
12,120,000	6.70	05/01/2032	12,667,218
Capital Region Community Development District Special Assessment for Capital Improvement Series 2001 A-1
1,095,000	6.70	05/01/2031	1,139,041
Capital Region Community Development District Special Assessment for Capital Improvement Series 2001 A-2
2,910,000	6.85	05/01/2031	3,075,899
Capital Trust Agency RB for Seminole Tribe Convention Series 2002 A
13,500,000	10.00	10/01/2033	16,296,255
Capital Trust Agency RB for Seminole Tribe Convention Series 2003 A
3,000,000	8.95	10/01/2033	3,500,760
Celebration Community Development District Special Assessment Series 2003 A
3,000,000	6.40	05/01/2034	3,068,370
Century Gardens Community Development District Special Assessment Series 2004
2,395,000	5.90	05/01/2034	2,339,460
CFM Community Development District RB for Capital Improvement Series 2004 A
20,000,000	6.25	05/01/2035	20,092,200
CFM Community Development District RB for Capital Improvement Series 2004 B
725,000	5.88	05/01/2014	730,611
Colonial Country Club Community Development District Florida Capital Improvement RB Series 2003
11,410,000	6.40	05/01/2033	11,755,609
Concorde Estates Community Development District RB for Capital Improvement Series 2004 A
2,350,000	5.85	05/01/2035	2,243,921
Concorde Estates Community Development District RB for Capital Improvement Series 2004 B
2,300,000	5.00	05/01/2011	2,249,009
Cory Lakes Community Development District for Special Assessment Series 2001 A
570,000	8.38	05/01/2017	628,345
Cory Lakes Community Development District for Special Assessment Series 2001 B
1,075,000	8.38	05/01/2017	1,153,948
Country Greens Community Development District Special Assessment RB Series 2003
6,100,000	6.63	05/01/2034	6,312,097
Covington Park Community Development District RB for Capital Improvement Series 2004 A
1,145,000	6.25	05/01/2034	1,157,286
Covington Park Community Development District RB for Capital Improvement Series 2004 B
3,000,000	5.30	11/01/2009	3,012,690
Crossings at Fleming Island Community Development District RB for Special Assessment Series 2000 C
5,305,000	7.05	05/01/2015	5,603,990
Cutler Cay Community Development District Special Assessment Series 2004

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

$5,000,000	6.13%	05/01/2024	$5,054,100
2,480,000	6.30	05/01/2034	2,506,511
Double Branch Community Development District Special Assessment Series 2002 A
11,100,000	6.70	05/01/2034	11,730,258
Double Branch Community Development District Special Assessment Series 2003 B
4,925,000	5.38	05/01/2008	4,986,415
East Park Community Development District Special Assessment Series 2002
5,300,000	6.85	05/01/2033	5,578,780
Fishhawk Community Development District Special Assessment RB Series 2000
90,000	6.65	05/01/2007	92,207
Fishhawk Community Development District II Special Assessment RB Series 2003 A
3,000,000	6.25	05/01/2034	3,065,130
Fishhawk Community Development District II Special Assessment RB Series 2003 B
3,485,000	5.00	11/01/2007	3,491,552
Fishhawk Community Development District II Special Assessment RB Series 2004 A
2,500,000	6.13	05/01/2034	2,496,175
Fishhawk Community Development District II Special Assessment RB Series 2004 B
2,000,000	5.13	11/01/2009	2,000,860
Fleming Island Plantation Community Development District RB for Special Assessment Series 2000 B
5,255,000	7.30	05/01/2015	5,675,347
Gateway Services Community Development District Special Assessment for Stoneybrook Project Series 2003
6,500,000	5.50	07/01/2008	6,612,125
Gateway Services Community Development District Special Assessment for Sun City Center-Fort Meyers Project Series 2003 A
2,670,000	6.50	05/01/2033	2,742,544
Gateway Services Community Development District Special Assessment for Sun City Center-Fort Meyers Project Series 2003 B
1,890,000	5.50	05/01/2010	1,909,297
Gateway Services District Water & Sewer RB Refunding Series 2003
2,410,000	6.00	10/01/2019	2,347,557
Grand Hampton Community Development District RB for Capital Improvement Series 2003
5,200,000	6.15	05/01/2034	5,205,304
Grand Haven Community Development District Special Assessment Series 2002
1,600,000	6.13	11/01/2007	1,634,864
Grand Haven Community Development District Special Assessment Series 2003
3,070,000	5.20	11/01/2007	3,101,652
Greyhawk Landing Community Development District Special Assessment Series 2002 A
3,025,000	7.00	05/01/2033	3,218,388
Greyhawk Landing Community Development District Special Assessment Series 2002 B
2,200,000	6.25	05/01/2009	2,243,010
Griffin Lakes Community Development District Special Assessment Series 2002 A
4,550,000	6.70	05/01/2033	4,702,561
Habitat Community Development RB Series 2004
4,745,000	5.85	05/01/2035	4,639,803
Halifax Hospital Medical Center RB Series 1999 A
955,000	7.25	10/01/2024	1,022,910
Hamal Community Development District Special Assessment Series 2001
3,725,000	6.75	05/01/2031	3,876,868
Harbor Bay Community Development District Special Assessment for Capital Improvement Series 2001 A
2,340,000	7.00	05/01/2033	2,481,547
Harbour Isles Community Development District Special Assessment Series 2004
4,365,000	6.13	05/01/2035	4,363,778
Harbour Lake Estates Community Development District Special Assessment Series 2001
1,580,000	6.40	02/01/2006	1,602,847
Harbourage at Braden River Community Development District Special Assessment for Capital Improvement Series 2003 A
3,000,000	6.13	05/01/2034	3,008,550
Heritage Harbour South Community Development District RB for Capital Improvement Series 2002 A
4,000,000	6.50	05/01/2034	4,135,440
Heritage Harbour South Community Development District RB for Capital Improvement Series 2003 A
1,235,000	6.20	05/01/2035	1,246,621
Heritage Harbour South Community Development District RB for Capital Improvement Series 2003 B
2,680,000	5.25	11/01/2008	2,702,378
Heritage Isle at Viera Community Development District GO BANS Series 2004
5,000,000	5.38	05/01/2005	5,005,300
Heritage Isles Community Development District RB for Special Assessment Series 2002
2,285,000	5.90	11/01/2006	2,312,443
Heritage Park Community Development District RB for Special Assessment Series 2004 A
5,900,000	6.30	05/01/2035	5,928,025
Hollywood Community Redevelopment Agency RB for Beach Cra Series 2004 (Baa2)
2,700,000	5.63	03/01/2024	2,765,799
Hypoluxo/Haverhill Community Development District Special Assessment Series 2002 A
1,385,000	6.75	05/01/2033	1,444,680
Indian Trace Development District Special Assessment for Isles at Weston Project Series 2003
1,960,000	5.50	05/01/2033	1,902,513
Indigo Community Development District RB for Capital Improvement Series 1999 B
2,675,000	6.40	05/01/2006	2,698,272
Islands at Doral Florida Special Assessment Series 2003
1,820,000	6.38	05/01/2035	1,875,874
Islands at Doral Ne Community Development District Special Assessment Series 2004
1,835,000	6.25	05/01/2034	1,843,037
Julington Creek Plantation Community Development District Special Assessment Series 2002 (MBIA) (AAA/Aaa)
2,970,000	4.75	05/01/2019	3,030,053
Killarney Community Development District Special Assessment Series 2004 A

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

$2,535,000	6.00%	05/01/2035	$2,524,835
Killarney Community Development District Special Assessment Series 2004 B
3,675,000	5.13	05/01/2009	3,670,884
Laguna Lakes Community Development District Florida Special Assessment RB Series 2003 A
2,470,000	6.40	05/01/2033	2,517,350
Laguna Lakes Community Development District Florida Special Assessment RB Series 2003 B
1,565,000	5.25	11/01/2007	1,581,104
Lake Powell Residential Golf Community Development District Special Assessment Series 2000 A
2,970,000	7.45	05/01/2022	3,161,921
4,325,000	7.50	05/01/2032	4,616,505
Lakes by the Bay South Community Development District Special Assessment RB Series 2004 A
7,955,000	6.10	05/01/2023	7,988,411
4,000,000	6.25	05/01/2034	4,018,440
Lakes by the Bay South Community Development District Special Assessment RB Series 2004 B
6,500,000	5.30	05/01/2009	6,512,935
Lakewood Ranch Community Development District No. 4 Special Assessment RB Series 2004
2,190,000	5.95	05/01/2034	2,178,218
Lakewood Ranch Community Development District No. 5 Special Assessment RB Series 2001 A
4,865,000	6.70	05/01/2031	5,067,384
Lakewood Ranch Community Development District No. 5 Special Assessment RB Series 2003
3,585,000	5.30	11/01/2007	3,626,227
Lakewood Ranch Community Development District No. 6 RB for Capital Improvement Series 2004 A
5,930,000	6.13	05/01/2034	5,939,962
Lee County IDA Health Care Facilities RB for Shell Point Village Project Series 1999 A (BBB-)
7,000,000	5.50	11/15/2029	6,546,610
Lexington Oaks Community Development District Special Assessment Series 2002 A
2,500,000	6.70	05/01/2033	2,604,225
Live Oak Community Development District No. 001 Special Assessment Series 2003 A
4,500,000	6.30	05/01/2034	4,586,715
Live Oak Community Development District No. 001 Special Assessment Series 2003 B
8,205,000	5.30	05/01/2008	8,270,722
Longleaf Community Development District Special Assessment Series 2001
1,310,000	7.25	05/01/2009	1,341,309
Maple Ridge Community Development District Special Assessment Series 2000 A
1,550,000	7.15	05/01/2031	1,665,119
Maple Ridge Community Development District Special Assessment Unrefunded Balance Series 2000 B
600,000	6.15	11/01/2004	600,864
Marion County IDA RB for Little Sumter Utility Co. Project Series 2000 (AMT)
1,525,000	7.08	10/01/2020	1,527,516
435,000	7.15	10/01/2030	435,731
Marshall Creek Community Development District Special Assessment Series 2002
2,965,000	6.63	05/01/2032	3,057,093
Meadow Pines Community Development District Special Assessment RB Series 2004 A
7,095,000	6.25	05/01/2034	7,126,076
Meadow Pointe II Community Development District RB for Capital Improvement Series 2000
875,000	6.65	04/01/2005	883,514
Meadow Pointe II Community Development District RB for Capital Improvement Series 2004 (Baa3)
660,000	3.40	05/01/2010	630,505
685,000	3.70	05/01/2011	656,209
710,000	3.88	05/01/2012	678,426
300,000	4.00	05/01/2013	284,973
1,745,000	4.60	05/01/2018	1,675,601
Meadow Pointe III Community Development District RB for Capital Improvement Series 2001 A
2,970,000	6.85	05/01/2033	3,105,492
Meadow Pointe III Community Development District RB for Capital Improvement Series 2003 A
3,970,000	6.40	05/01/2034	4,093,229
Meadow Pointe III Community Development District RB for Capital Improvement Series 2003 B
2,900,000	5.25	11/01/2007	2,929,841
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004-1
2,130,000	4.80	11/01/2009	2,109,935
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2003 A
2,790,000	6.30	05/01/2034	2,856,179
Mediterra North Community Development District RB for Capital Improvement Series 2001 A
3,805,000	6.80	05/01/2031	3,974,132
Mediterra South Community Development District RB for Capital Improvement Series 1999 A
475,000	6.95	05/01/2031	496,570
Mediterra South Community Development District RB for Capital Improvement Series 2001
1,600,000	6.85	05/01/2031	1,681,056
Mediterra South Community Development District RB for Capital Improvement Series 2003 A
5,035,000	6.38	05/01/2034	5,167,068
Mediterra South Community Development District RB for Capital Improvement Series 2003 B
4,520,000	5.50	05/01/2010	4,577,314
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Series 2001 A (BB/Ba2)
6,345,000	6.13	11/15/2011	6,330,280
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Series 2004 (BB/Ba2)
13,600,000	6.75	11/15/2029	13,745,112
Middle Village Community Development District Special Assessment Series 2004 A
5,000,000	5.80	05/01/2022	4,987,000
15,620,000	6.00	05/01/2035	15,652,958
Middle Village Community Development District Special Assessment Series 2004 B
2,750,000	5.00	05/01/2009	2,742,327
Middle Village Community Development District Special Assessment Series 2004 C
830,000	5.13	05/01/2009	833,445
Narcoossee Community Development District Special Assessment Series 2002 A

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND (continued)

Statement of Investments

July 31, 2004 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

$5,045,000	6.85%	05/01/2033	$5,321,769
Narcoossee Community Development District Special Assessment Series 2002 B
700,000	5.75	05/01/2008	711,214
Oakstead Community Development District RB for Capital Improvement Series 2002 A
4,745,000	6.88	05/01/2033	5,008,490
Oakstead Community Development District RB for Capital Improvement Series 2002 B
3,215,000	5.90	05/01/2007	3,261,682
Oakstead Community Development District RB for Capital Improvement Series 2003
1,560,000	5.20	11/01/2007	1,573,416
Orlando Urban Community Development District Special Assessment Series 2001 A
7,930,000	6.95	05/01/2033	8,355,207
Orlando Urban Community Development District Special Assessment for Capital Improvement Series 2004
1,000,000	6.00	05/01/2020	1,007,640
4,500,000	6.25	05/01/2034	4,533,795
Palm Beach County Plantation Community Development District Special Assessment RB Series 2004 A
7,250,000	6.25	05/01/2034	7,276,100
Panther Trace Community Development District Special Assessment Series 2002 A
1,680,000	7.25	05/01/2033	1,799,633
Park Place Community Development District Special Assessment Series 2003
4,505,000	6.38	05/01/2034	4,613,120
Parklands West Community Development District Special Assessment Series 2001 A
3,420,000	6.90	05/01/2032	3,573,558
Parklands West Community Development District Special Assessment Series 2001 B
545,000	6.00	05/01/2006	550,134
Parkway Center Community Development District Special Assessment Series 2000 A
825,733	8.25	05/01/2031	660,586
Parkway Center Community Development District Special Assessment Series 2000 B
6,128,206	8.00	05/01/2010	4,902,565
Parkway Center Community Development District Special Assessment RB Refunding Series 2004 B
2,000,000	5.63	05/01/2014	1,988,720
Pier Park Community Development District RB for Capital Improvement Series 2002 1
14,670,000	7.15	05/01/2034	15,160,712
Pier Park Community Development District RB for Capital Improvement Series 2002 2
1,330,000	7.15	05/01/2034	1,364,008
Poinciana Community Development District Special Assessment Series 2000 A
5,865,000	7.13	05/01/2031	6,142,884
Renaissance Community Development District RB for Capital Improvement Series 2002 A
7,335,000	7.00	05/01/2033	7,759,990
Renaissance Community Development District RB for Capital Improvement Series 2002 B
1,520,000	6.25	05/01/2008	1,565,159
Reunion East Community Development District Special Assessment Series 2002 A
20,190,000	7.20	05/01/2022	21,385,652
2,325,000	7.38	05/01/2033	2,468,848
Reunion East Community Development District Special Assessment Series 2002 B
2,980,000	5.90	11/01/2007	3,031,077
Reunion East Community Development District Special Assessment Series 2003
1,500,000	5.20	11/01/2007	1,512,900
Reunion West Community Development District Special Assessment BANS Series 2003
11,500,000	5.25	10/01/2004	11,497,585
Rivercrest Community Development District Special Assessment Series 2001
5,485,000	7.00	05/01/2032	5,788,924
Riverside Park Community Development District Special Assessment Series 2004
2,025,000	6.13	05/01/2034	2,007,362
Saddlebrook Community Development District Special Assessment Series 2001 A
5,055,000	6.90	05/01/2033	5,301,027
Saddlebrook Community Development District Special Assessment Series 2001 B
255,000	6.25	05/01/2009	262,760
Sampson Creek Community Development District Capital Improvement Special Assessment Series 2000 A
2,285,000	6.95	05/01/2031	2,419,129
Seven Oaks Community Development District I RB Special Assessment Series 2002
3,395,000	5.60	11/01/2007	3,427,490
Seven Oaks Community Development District II RB Special Assessment Series 2003 A
4,760,000	6.40	05/01/2034	4,900,658
Seven Oaks Community Development District II RB Special Assessment Series 2003 B
3,480,000	5.30	11/01/2008	3,512,190
South Bay Community Development District BANS Series 2004
30,000,000	5.00	04/01/2005	30,024,600
South Dade Venture Community Development District Special Assessment Series 2004
2,815,000	6.00	05/01/2024	2,814,268
South Forks Community Development RB Series 2003
2,525,000	6.15	05/01/2033	2,535,681
Spicewood Community Development District Special Assessment Series 2003 A
3,000,000	6.10	05/01/2034	3,012,720
St. Johns Forest Community Development District RB for Capital Improvement Series 2003 A
5,160,000	6.13	05/01/2034	5,235,491
St. Johns Forest Community Development District RB for Capital Improvement Series 2003 B
815,000	5.30	05/01/2010	821,365
St. Lucie West Services District Capital Improvement RB for Road Project Series 1999
890,000	5.88	05/01/2009	911,903
St. Lucie West Services District Utilities RB Series 2004 (MBIA) (AAA/Aaa)
2,400,000	5.00	10/01/2038	2,381,280
Sterling Hill Community Development District RB for Capital Improvement Series 2003 A
4,000,000	6.20	05/01/2035	4,033,240

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Sterling Hill Community Development District RB for Capital Improvement Series 2003 B
$3,000,000	5.50%	11/01/2010	$3,025,050
Stonegate Community Development District RB Special Assessment Series 2004
2,250,000	6.13	05/01/2034	2,254,658
Stonelake Ranch Community Development District Special Assessment Series 2004 A
3,615,000	5.90	05/01/2034	3,570,535
Sumter County IDA RB for North Sumter Utility Co. LLC Project Series 2002 (AMT)
6,950,000	6.80	10/01/2032	7,006,851
Sumter County IDA RB for North Sumter Utility Co. LLC Project Series 2003 (AMT)
4,625,000	6.90	10/01/2034	4,652,657
Sumter Landing Community Development District Special Assessment Series 2003
10,000,000	6.95	05/01/2033	10,412,000
Tomoka Community Development District Series 2004 A
8,250,000	6.10	05/01/2035	8,267,160
University Place Community Development District Special Assessment Series 2001 A
1,710,000	7.00	05/01/2032	1,809,778
University Place Community Development District Special Assessment Series 2001 B
440,000	6.10	05/01/2007	446,926
Venetian Community Development District RB for Capital Improvement Series 2002 A
4,000,000	6.75	05/01/2034	4,181,360
Village Center Community Development District Recreational RB Series 2004 A (MBIA) (AAA/Aaa)
3,500,000	5.13	11/01/2036	3,505,740
Village Center Community Development District Recreational RB SubSeries 1998 B
2,175,000	8.25	01/01/2017	2,347,739
Village Center Community Development District Recreational RB SubSeries 1998 C
2,180,000	7.38	01/01/2019	2,329,613
Village Center Community Development District Recreational RB SubSeries 2003
4,005,000	6.35	01/01/2018	4,176,334
Village Center Community Development District Recreational RB SubSeries 2004 B
5,660,000	5.88	01/01/2015	5,733,580
Village Community Development District No. 3 Special Assessment Series 2002
8,030,000	6.50	05/01/2032	8,398,497
Village Community Development District No. 4 Special Assessment Series 2000
3,645,000	7.15	05/01/2018	3,951,435
Village Community Development District No. 4 Special Assessment Series 2002
5,065,000	6.88	05/01/2022	5,367,482
6,885,000	6.95	05/01/2032	7,368,258
Village Community Development District No. 4 Special Assessment Series 2003
500,000	6.50	05/01/2033	521,810
Village Community Development District No. 5 Special Assessment Series 2002 A
19,745,000	6.50	05/01/2033	20,606,277
Village Community Development District No. 5 Special Assessment Series 2002 B
4,290,000	5.40	05/01/2007	4,341,866
Village Community Development District No. 5 Special Assessment Series 2003 A
4,455,000	6.00	05/01/2022	4,518,929
23,000,000	6.10	05/01/2034	23,328,210
Village Community Development District No. 5 Special Assessment Series 2003 B
9,100,000	5.00	05/01/2008	9,161,607
Village Community Development District No. 6 Special Assessment RB Series 2004
5,710,000	5.63	05/01/2022	5,679,280
44,535,000	5.80	05/01/2035	44,419,209
Villasol Community Development District Special Assessment RB Series 2003 A
4,160,000	6.60	05/01/2034	4,328,106
Villasol Community Development District Special Assessment RB Series 2003 B
1,580,000	5.38	05/01/2008	1,598,138
Vista Lakes Community Development District RB for Capital Improvement Series 2002 A
3,705,000	6.75	05/01/2034	3,864,241
Vizcaya Community Development District Special Assessment Series 2002
4,215,000	5.90	05/01/2007	4,276,202
Vizcaya Community Development District Special Assessment Series 2003 B
3,325,000	5.40	11/01/2007	3,355,490
Walnut Creek Community Development District Special Assessment Series 2000 A
4,040,000	7.30	05/01/2021	4,354,958
Waterchase Community Development District RB for Capital Improvement Series 2001 A
2,910,000	6.70	05/01/2032	3,034,373
Waterlefe Community Development District RB for Capital Improvement Series 2001 A
965,000	6.95	05/01/2031	1,018,577
Westchester Community Development District No. 1 Special Assessment for Community Infrastructure Series 2003
2,000,000	6.00	05/01/2023	1,999,160
22,750,000	6.13	05/01/2035	22,864,660
World Commerce Community Development District Special Assessment Series 2004 A-1
2,000,000	6.25	05/01/2022	1,973,640
2,000,000	6.50	05/01/2036	1,994,740
World Commerce Community Development District Special Assessment Series 2004 A-2
2,000,000	6.13	05/01/2035	1,979,980
Wyndam Park Community Development District Special Assessment Series 2003
2,500,000	6.38	05/01/2034	2,560,000

			927,083,450

Georgia — 0.8%
Atlanta Tax Allocation RB for Atlantic Station Project Series 2001
10,000,000	7.75	12/01/2014	10,472,800
Chatham County Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (A-/A3)

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

$3,675,000	5.50%	01/01/2034	$3,648,981
De Kalb County Development Authority RB for Dekalb Senior Center Project Series 2004
5,845,000	4.85	06/01/2009	5,869,958
Fulton County Residential Care Facilities RB for Canterbury Court Project Series 2004 A
1,750,000	6.13	02/15/2034	1,727,898
Tift County IDA RB for Beverly Enterprises Project Series 2000
830,000	7.50	07/01/2010	836,482

			22,556,119

Guam — 0.3%
Guam Government GO Bonds Series 1993 A (B)
5,000,000	5.38	11/15/2013	4,906,500
Guam Government GO Bonds Series 1995 A (B)
3,300,000	5.75	09/01/2004	3,306,600

			8,213,100

Hawaii — 0.4%
Hawaii Airport System RB Series 2001 II-R-59 (AMT) (FGIC) (RITES) (Aaa)¡~
2,500,000	19.17	07/01/2015	3,452,050
Hawaii Department of Transport Special Facilities RB for Continental Airlines Inc. Series 1997 (AMT) (B/Caa2)
3,650,000	5.63	11/15/2027	2,558,285
Hawaii Department of Transport Special Facilities RB for Continental Airlines Inc. Series 2000 (AMT) (B/Caa2)
460,000	7.00	06/01/2020	387,725
Hawaii Improvement District RB No. 17 Special Assessment Kaloko Subdivision Series 2001
3,655,000	7.38	08/01/2011	3,767,391

			10,165,451

Illinois — 1.6%
Chicago Single Family Mortgage RB for Collateral Series 2001 A (FHLMC/FNMA/GNMA) (AMT) (AAA/Aaa)
4,735,000	6.25	10/01/2032	5,142,873
Chicago, Illinois Special Assessment for Lake Shore East Series 2003
4,000,000	6.75	12/01/2032	4,100,200
Chicago, Illinois Tax Increment for Allocation Sub-Central Loop Redevelopment Series 2000 A
250,000	6.50	12/01/2005	258,265
Chicago, Illinois Tax Increment for Central Loop Redevelopment Series 2000 A (ACA) (A)
250,000	6.50	12/01/2006	269,088
2,000,000	6.50	12/01/2008	2,210,860
Chicago, Illinois Tax Increment for Central Loop Redevelopment Series 2000 A
6,550,000	6.50	12/01/2007	6,937,432
Illinois Development Finance Authority PCRB for Amerencips Series 2000 A (A/A2)~
6,050,000	5.50	02/28/2014	6,298,897
Illinois Educational Facilities Authority Student Housing RB for Educational Advancement Fund University Center Project Series 2002 (Baa2)
8,000,000	6.25	05/01/2030	8,155,360
5,500,000	6.25	05/01/2034	5,637,335
llinois Health Facilities Authority RB for Loyola University Health Systems Series 2001 A (Baa1)
2,000,000	6.00	07/01/2021	2,033,520
Ottawa Illinois Health Care Facilities RB for Ottawa Community Hospital Series 2004 (Radian) (AA)
1,900,000	5.13	08/15/2019	1,946,303
1,100,000	5.00	08/15/2021	1,103,773
1,000,000	5.20	08/15/2024	1,002,610

			45,096,516

Indiana — 0.5%
Indiana Health Facility Financing Authority Hospital RB for Community Foundation Northwest Industry Series 2001A (BBB-)
1,500,000	6.38	08/01/2031	1,517,295
Indianapolis Airport Authority RB for Special Facilities Federal Express Corp. Project Series 2004 (AMT) (BBB/Baa2)
7,360,000	5.10	01/15/2017	7,438,605
Indianapolis Airport Authority RB for Special Facilities United Air Lines Project Series 1995 A (AMT) (D)Ø
10,000,000	6.50	11/15/2031	1,921,700
Jasper County Industrial Economic Development RB for Georgia Pacific Corp. Project Series 2000 (AMT) (Ba3)
2,500,000	6.70	04/01/2029	2,539,025

			13,416,625

Iowa — 1.6%
Tobacco Settlement Authority RB Series 2001 B (BBB/Baa3)
28,240,000	5.30	06/01/2025	22,742,802
30,000,000	5.60	06/01/2035	22,827,900

			45,570,702

Kentucky — 0.8%
Kenton County Airport Board RB for Special Facilities Delta Airlines Project Series 1992 A (AMT) (CCC-/Caa3)
5,380,000	7.13	02/01/2021	3,923,849
8,780,000	6.13	02/01/2022	5,659,939
Kentucky Economic Development Finance Authority RB for Appalachian Regional Health Care Series 1997 (BB-)
500,000	5.70	10/01/2010	483,335
Kentucky Economic Development Finance Authority RB for Norton Healthcare Inc. Series 2000 B (MBIA) (AAA/Aaa)@
2,000,000	0.00	10/01/2022	772,460
Kentucky Economic Development Finance Authority RB for Norton Healthcare Inc. Series 2000 C (MBIA) (AAA/Aaa)§
6,750,000	0.00/6.00	10/01/2018	7,000,155
Russell RB Series 2000 PA 803 (ETM) (RITES)¡
3,000,000	14.23	11/15/2005	3,473,040

			21,312,778

Louisiana — 1.3%
Hodge Utility RB Series 2003 (AMT) (B)
6,750,000	7.45	03/01/2024	6,851,317
Louisiana Health and Educational Authority RB for Lambeth House Series 1998 A
590,000	5.25	01/01/2005	590,000
Louisiana Offshore Terminal Authority Deepwater Port RB for Loop LLC Project Series 2003 C (A/A3)
5,000,000	5.25	09/01/2015	5,228,700
3,500,000	5.25	09/01/2016	3,636,395

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Saint Charles Parish PCRB Series 1999 A (BBB -/Baa3)~
$2,000,000	4.90%	06/01/2005	$2,036,580
Tobacco Settlement Financing Corp. RB for Louisiana Asset Backed Bonds Series 2001 B (BBB/Baa3)
14,000,000	5.50	05/15/2030	11,856,600
6,460,000	5.88	05/15/2039	5,273,621
West Feliciana Parish PCRB for Gulf State Utilities Co. Series 1984 (BB+/Ba1)
1,500,000	7.70	12/01/2014	1,524,285

			36,997,498

Maryland — 1.5%
Anne Arundel County Special Obligation RB for Arundel Mills Project Series 2004 (AA+/Aa1)
1,230,000	5.13	07/01/2029	1,250,898
Baltimore Maryland Special Obligation RB for Clipper Mill Project Series 2004
4,627,000	6.25	09/01/2033	4,646,063
Baltimore Maryland Special Obligation RB for Harborview Lot No. 2 Series 2003
3,000,000	6.50	07/01/2031	3,082,800
Baltimore Maryland Special Obligation RB for Strathdale Manor Project Series 2003
3,750,000	7.00	07/01/2033	3,914,738
Maryland State Department of Transportation RB Series 2004 PA 1259 (RITES)¡
5,825,000	15.28	05/01/2014	7,948,911
Maryland State Health & Higher Educational Facilities Authority RB for Medstar Health Series 2004 (BBB/Baa2)
1,000,000	5.75	08/15/2016	1,046,070
4,500,000	5.38	08/15/2024	4,326,120
10,750,000	5.50	08/15/2033	10,462,652
Prince Georges County RB for Dimensions Health Corp. Project Series 1994 (B3)
560,000	5.30	07/01/2024	417,284
Westminster Maryland Economic Development RB for Carroll Lutheran Village Series 2004 A
4,000,000	6.25	05/01/2034	4,009,800

			41,105,336

Massachusetts — 0.5%
Massachusetts GO Bonds Series 2001 II-R-101(FSA) (AAA/Aaa)¡
2,500,000	14.41	12/01/2014	3,485,475
Massachusetts Health and Educational Facilities Authority RB for Civic Investments Series 2002 A
700,000	8.00	12/15/2004	703,206
3,000,000	9.00	12/15/2015	3,400,830
Massachusetts Health and Educational Facilities Authority RB for Civic Investments Series 2002 B
2,000,000	9.20	12/15/2031	2,290,840
Massachusetts Health and Educational Facilities Authority RB for Saint Memorial Medical Center Series 1993 A (Ba2)
765,000	5.75	10/01/2006	766,461
Massachusetts State Development Finance Agency RB for Hampshire College Series 2004 (BBB/Baa2)
1,000,000	5.63	10/01/2024	1,022,370
1,000,000	5.70	10/01/2034	1,014,850

			12,684,032

Michigan — 1.4%
Flint Michigan Hospital Building Authority RB for Hurley Medical Center Series 1998 B (Baa3)
1,250,000	5.38	07/01/2028	1,051,463
Flint Michigan Hospital Building Authority RB for Hurley Medical Center Refunding Series 2003 (BBB-/Baa3)
3,205,000	5.50	07/01/2008	3,314,258
Midland County Economic Development RB for Obligation-Midland Series 2000 B (BB-/Ba3)
5,000,000	6.75	07/23/2009	5,183,750
Midland County Economic Development RB for Sub-Ltd. Obligation Series 2000 A (AMT) (BB-/Ba3)
11,150,000	6.88	07/23/2009	11,551,066
Wayne Charter County Special Airport Facilities RB for Northwest Airlines Inc. Series 1995
13,250,000	6.75	12/01/2015	11,462,840
Wayne Charter County Special Airport Facilities RB for Northwest Airlines Inc. Series 1999 (AMT)
8,235,000	6.00	12/01/2029	5,888,848

			38,452,225

Minnesota — 1.0%
Becker PCRB for Northern States Power Series 2000 A (A-/A2)
10,000,000	8.50	04/01/2030	11,720,000
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital Series 2002 (BB)
7,500,000	7.25	06/15/2032	7,834,350
Minneapolis and St. Paul Metropolitan Airports Special Facilities RB for Northwest Airlines Project Series 2001 A (AMT)
3,000,000	7.00	04/01/2025	2,496,780
Minneapolis and St. Paul Metropolitan Airports Special Facilities RB for Northwest Airlines Project Series 2001 B (AMT)~
1,500,000	6.50	04/01/2005	1,414,440
St. Paul Housing and Redevelopment Hospital Authority RB for Healtheast Project Series 1993 A (BB/Ba2)
4,375,000	6.63	11/01/2017	4,402,562

			27,868,132

Mississippi — 0.7%
Mississippi Business Finance Corp. PCRB for Systems Energy Resources Inc. Project Series 1998 (BBB/Ba1)
13,635,000	5.88	04/01/2022	13,694,994
Mississippi Home Corp. Housing RB for Mississippi Valley State Student Housing Project Series 2003 8A (ACA) (A)
5,000,000	5.50	12/01/2035	4,671,950

			18,366,944

Missouri — 0.3%
Kansas City IDA Health Facilities RB for First Mortgage Bishop Spencer Series 2004 A
2,150,000	5.50	01/01/2009	2,174,510
1,000,000	6.25	01/01/2024	984,170
2,500,000	6.50	01/01/2035	2,454,500
Kansas City IDA RB for Air Cargo Series 2002 (AMT) (Baa3)
1,295,000	6.25	01/01/2030	1,290,027

			6,903,207

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Montana — 0.4%
Forsyth Montana PCRB Refunding Portland General Series 1998-A-RMKT 5/1/03 (BBB+/Baa2)~
$10,500,000	5.20%	05/01/2009	$10,961,580

Nebraska — 0.1%
Douglas County Hospital Authority No. 002 RB for Nebraska Medical Center Series 2003 (A2)
3,500,000	5.00	11/15/2015	3,598,875

Nevada — 2.3%
Clark County Improvement District No. 142-LOC Special Assessment Series 2003
1,460,000	5.80	08/01/2015	1,471,709
5,000,000	6.10	08/01/2018	4,991,650
4,000,000	6.38	08/01/2023	3,981,240
Clark County Industrial Development RB for Nevada Power Co. Project Series 1995 B (AMT) (B-)
6,865,000	5.90	10/01/2030	6,127,150
Clark County Industrial Development RB for Nevada Power Co. Project Series 1995 C (B-)
710,000	5.50	10/01/2030	614,633
Clark County Industrial Development RB for Southwest Gas Corp. Project Series 2003 C (BBB-/Baa2)~
4,835,000	5.45	03/01/2013	5,138,444
Clark County PCRB for Southern California Series 2000 C RMKT 3/1/04 (AMT) (BBB-/Baa3)~
5,000,000	3.25	03/02/2009	4,881,150
Clark County School District GO Bonds Series 2003 PA 1220 (MBIA) (RITES) (AAA)¡
4,475,000	17.66	06/15/2012	6,658,532
Henderson Health Care Facility RB for Catholic Healthcare West Series 2004 A (BBB+/Baa1)
7,000,000	5.63	07/01/2024	6,879,740
Henderson Local Improvement Districts No. T-14 Special Assessment Series 2003
2,000,000	5.55	03/01/2017	2,016,580
Las Vegas Local Improvement Bonds Special Assessment District No. 808 Summerlin Area Series 2001
1,150,000	5.70	06/01/2008	1,180,843
1,995,000	6.75	06/01/2021	2,057,064
Las Vegas Local Improvement Bonds Special Assessment for Special Improvement District No. 607 Series 2004
1,335,000	5.90	06/01/2017	1,352,582
1,375,000	6.00	06/01/2018	1,387,045
500,000	6.00	06/01/2019	506,540
5,000,000	6.25	06/01/2024	5,038,350
North Las Vegas Local Improvement Special Assessment for Special Improvement District No. 60-Aliante Series 2003
1,000,000	6.13	12/01/2017	1,019,630
1,500,000	6.40	12/01/2022	1,525,410
Washoe County Water Facilities RB for Sierra Pacific Power Co. Series 2001 (AMT) (BB/Ba2)~
8,000,000	5.00	07/01/2009	7,955,600

			64,783,892

New Hampshire — 0.1%
New Hampshire Health & Educational Facilities Authority RB for Southern New Hampshire Medical Center Series 2004 A (Radian) (AA)
900,000	5.00	10/01/2013	953,802
1,800,000	5.00	10/01/2015	1,883,844
500,000	5.00	10/01/2018	509,325

			3,346,971

New Jersey — 3.2%
New Jersey Economic Development Authority RB for First Mortgage of The Presbyterian Home Series 2001 A
1,500,000	6.25	11/01/2020	1,505,655
New Jersey Economic Development Authority Retirement RB for Seabrook Village Inc. Series 2000 A
2,500,000	8.00	11/15/2015	2,698,275
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines Inc. Project Series 1998 (AMT) (CCC+/Caa2)
7,480,000	5.50	04/01/2028	4,942,934
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines Inc. Project Series 1999 (AMT) (B/Caa2)
5,190,000	6.25	09/15/2019	4,114,684
4,060,000	6.40	09/15/2023	3,073,501
9,185,000	6.25	09/15/2029	6,697,426
New Jersey Health Care Facilities Financing Authority RB for Palisades Medical Center of New York Healthcare Series 2002 (BBB-/Baa3)
820,000	6.50	07/01/2021	841,312
500,000	6.63	07/01/2031	513,090
New Jersey Health Care Facilities Financing Authority RB for South Jersey Hospital Series 2002 (Merrill Lynch Capital Services SPA) (Baa1)
2,000,000	6.00	07/01/2032	2,051,780
New Jersey Health Care Facilities Financing Authority RB for St. Peters University Hospital Series 2000 A (BBB+/Baa1)
1,500,000	6.88	07/01/2030	1,634,775
New Jersey State Educational Facilities Authority RB for Fairleigh Dickinson Series 2004 C
1,000,000	5.50	07/01/2023	1,005,530
Tobacco Settlement Financing Corp. RB Series 2003 (BBB/Baa3)
5,560,000	6.75	06/01/2039	4,989,099
2,500,000	7.00	06/01/2041	2,332,125
32,345,000	6.25	06/01/2043	26,433,305
Tobacco Settlement Financing Corp. RB for New Jersey Asset Backed Bonds Series 2002 (BBB/Baa3)
12,965,000	6.00	06/01/2037	10,440,585
3,445,000	6.13	06/01/2042	2,765,542
Union County Utilities Authority RB for Ogden Martin Series 1998 A (AMBAC) (AMT) (AAA/Aaa)
6,970,000	5.50	06/01/2009	7,549,137
3,625,000	5.50	06/01/2010	3,919,894

			87,508,649

New Mexico — 0.9%
Farmington PCRB for El Paso Electric Co. Project Series 2002 A (BB+/Ba1)~
7,500,000	6.38	08/01/2005	7,751,475
Farmington PCRB for Public Service Co. San Juan Series 1996 B (BBB/Baa2)
1,500,000	6.30	12/01/2016	1,598,970
Farmington PCRB for Public Service Co. San Juan Series 2003 B (BBB/Baa2)~
8,000,000	2.10	04/01/2006	7,891,840

Principal	Interest	Maturity
Amount	Rate	Date	Value
Farmington PCRB for Southern California Edison Co. Series 1993 A (MBIA) (AAA/Aaa)
$5,000,000	5.88%,	06/01/2023	$5,063,150
Farmington PCRB for Tucson Electric Power Co. San Juan Series 1997 A (B+/Ba3)
3,000,000 6.95		10/01/2020	3,127,830

			25,433,265

New York — 3.5%
Metropolitan Transport Authority RB Series 2002 PA 1027 (AMBAC) (RITES)¡
5,000,000	9.60	11/15/2015	6,117,300
Nassau County IDA Civic Facility RB for North Shore Health System Project Series 2001 A (A3)
400,000	6.25	11/01/2021	423,548
Nassau County IDA Civic Facility RB for North Shore Health System Project Series 2001 B (A3)
1,265,000	5.88	11/01/2011	1,379,597
Nassau County IDA Civic Facility RB for North Shore Health System Project Series 2001 C (A3)
820,000	5.63	11/01/2010	884,829
Nassau County IDA Civic Facility RB for North Shore Health System Project Series 2001 D (A3)
1,000,000	5.63	11/01/2009	1,075,330
New York City IDA Civic Facility RB for Polytechnic University Project Series 2000 (BB+/Ba3)
150,000	5.20	11/01/2007	144,916
2,000,000	6.00	11/01/2020	1,822,380
New York City IDA Civic Facility RB for Staten Island University Hospital Project Series 2001 B (Ba3)
1,000,000	6.38	07/01/2031	924,420
New York City IDA Special Facilities RB for British Airways PLC Project Series 1998 (AMT) (BB+/Ba2)
3,735,000	5.25	12/01/2032	2,634,295
1,530,000	7.63	12/01/2032	1,490,419
New York City IDA Special Facilities RB for Continental Airlines Inc. Series 2003 (AMT) (CCC+)
3,000,000	7.25	11/01/2008	2,899,860
4,055,000	8.00	11/01/2012	3,836,476
2,685,000	8.38	,,11/01/2016	2,525,001
New York City Transitional Finance Authority RB Series 2002 R PA 1043 (RITES) (AA+)¡
8,000,000	9.69	11/01/2026	9,718,880
New York Convention Center Operating Corp. COPS for Yale Building Acquisition Project Series 2003
4,000,000	5.25	06/01/2008	4,122,520
New York GO Bonds Series 2003 A (A/A2)
4,000,000	5.00	08/01/2012	4,266,280
New York GO Bonds Series 2003 D (A/A2)
4,570,000	5.25	10/15/2018	4,795,210
New York State Dormitory Authority RB for New York Methodist Hospital Series 2004 (A3)
1,000,000	5.25	07/01/2024	1,004,070
2,000,000	5.25	07/01/2033	1,994,440
New York State Dormitory Authority RB for North Shore Long Island Jewish Group Series 2003 (A3)
2,000,000	5.00	05/01/2018	2,015,680
New York State Dormitory Authority RB for Nyack Hospital Series 1996 (Ba3)
3,000,000	6.25	07/01/2013	2,686,950
New York State Energy Research and Development Authority RB for Brooklyn Union Gas-B-RMKT-5/13/92 Series 1989 (MBIA) (AMT) (AAA/Aaa)
6,830,000	6.75	02/01/2024	7,027,455
New York State Environmental Facilities Corp. PCRB Series 2004 PA 1261 (MBIA) (RITES)¡
5,465,000	18.29	06/15/2011	8,918,115
New York State Urban Development Corp. RB for Correctional & Youth Facilities Services Series 2003 PA 1218 (RITES)¡~
3,625,000	15.94	01/01/2009	4,729,682
Tobacco Settlement Financing Corp. RB for New York Asset Backed Bonds Series 2003 A-1 (AA-/A3)
18,160,000	5.50	06/01/2018	19,396,878

			96,834,531

North Carolina — 1.2%
Charlotte Special Facilities RB for Charlotte/Douglas International Airport Series 1998 (AMT)
2,460,000	5.60	07/01/2027	1,288,770
Charlotte Special Facilities RB for Douglas International Airport US Airways Series 2000 (AMT)
3,000,000	7.75	02/01/2028	1,901,130
North Carolina Eastern Municipal Power Agency Power System RB Series 2003 C (BBB/Baa2)
6,495,000	5.38	01/01/2016	6,783,638
4,850,000	5.38	01/01/2017	5,058,695
North Carolina Eastern Municipal Power Agency Power System RB Series 2003 D (BBB/Baa2)
3,400,000	5.13	01/01/2023	3,337,950
North Carolina Medical Care Community Retirement Facilities RB 1st Mortgage for Givens Estates Project Series 2003 A
3,000,000	6.50	07/01/2032	3,031,590
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 1998 A (MBIA) (AAA/Aaa)
1,000,000	5.50	01/01/2014	1,130,440
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 1999 B (ACA) (A/Baa1)
1,750,000	6.38	01/01/2013	1,945,055
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 1999 B (BBB+/Baa1)
5,000,000	6.50	01/01/2020	5,515,750
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2003 A (BBB+/Baa1)
2,550,000	5.50	01/01/2013	2,753,235

			32,746,253

Ohio — 1.8%
Cleveland Airport Special RB for Continental Airlines Inc. Project Series 1998 (AMT) (B-/Caa2)
16,180,000	5.38	09/15/2027	10,654,692
Cleveland Airport Special RB for Continental Airlines Inc. Series 1999 (AMT) (B-/Caa2)
7,910,000	5.50	12/01/2008	7,179,986
13,460,000	5.70	12/01/2019	9,958,919
Ohio Water Development Authority PCRB for Cleveland Electric Series 1998 A (BBB-/Baa2)~
3,000,000	3.40	10/01/2004	3,004,260
16,255,000	3.75	10/01/2008	16,127,073
Pinnacle Community Infrastructure Financing Authority RB for Ohio Facilities Series 2004 A

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

$1,000,000	6.00%	12/01/2022	$999,930
3,000,000	6.25	12/01/2036	2,999,640

			50,924,500

Oklahoma — 4.0%
Oklahoma Development Finance Authority RB for Hillcrest Healthcare Systems Series 1999 A (B-/B1)
5,320,000	5.63	08/15/2019	5,372,136
12,920,000	5.63	08/15/2029	13,055,660
Oklahoma Development Finance Authority RB for Hillcrest Healthcare Systems Series 1999 A (B-/B1)
1,700,000	4.80	08/15/2006	1,667,547
2,000,000	4.90	08/15/2007	1,961,540
2,000,000	5.00	08/15/2008	1,958,620
Tulsa Municipal Airport Trust RB for American Airlines Series 2000 A (AMT) (B-/Caa2)~
53,935,000	5.80	12/01/2004	53,665,325
Tulsa Municipal Airport Trust RB for American Airlines Series 2000 B (AMT) (B-/Caa2)~
16,000,000	6.00	12/01/2008	14,796,000
Tulsa Municipal Airport Trust RB for American Airlines Series 2001 A (AMT) (B-/Caa2)~
2,450,000	5.38	12/01/2006	2,338,011
Tulsa Municipal Airport Trust RB for American Airlines Series 2001 B (AMT) (B-/Caa2)~
16,875,000	5.65	12/01/2008	15,404,512

			110,219,351

Oregon — 0.1%
Oregon State Economic Development RB for Georgia Pacific Corp. Series 1995 CLVII (AMT) (BB+/Ba3)
195,000	6.35	08/01/2025	193,616
Portland Multifamily RB for Pacific Tower Series 2001 C (AMT)
2,650,000	7.00	12/01/2034	2,559,343

			2,752,959

Pennsylvania — 3.2%
Allegheny County Airport RB for Pittsburgh International Airport Series 1997 A-1 (MBIA) (AMT) (AAA/Aaa)
2,000,000	5.75	01/01/2009	2,149,300
3,000,000	5.75	01/01/2012	3,255,720
Allegheny County Hospital Development Authority RB for Health Systems Series 2000 B (B/B2)
16,460,000	9.25	11/15/2022	18,548,445
19,360,000	9.25	11/15/2030	21,816,396
Chester County Health & Education RB for Jenners Pond Inc. Project Series 2002
3,000,000	7.63	07/01/2034	3,026,430
Cumberland County IDA RB for Beverly Enterprises Inc. Series 1998
2,000,000	5.50	10/01/2008	1,964,980
Cumberland County Municipal Authority Retirement Community RB for Wesley Affiliated Services Series 2002 A
5,000,000	7.25	01/01/2035	5,054,950
Gettysburg Area IDA RB for Beverly Enterprises Project Series 2000
2,300,000	7.50	07/01/2011	2,315,939
Lehigh County General Purpose Authority RB for Saint Lukes Bethlehem Hospital Series 2003 (BBB/Baa2)
11,500,000	5.38	08/15/2033	10,666,250
New Morgan IDA Solid Waste Disposal RB for New Morgan Landfill Co. Inc. Project Series 1994 (AMT) (BB -/B2)
8,115,000	6.50	04/01/2019	7,951,158
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Amtrak Project Series 2001 A (AMT) (BBB/A3)
5,000,000	6.38	11/01/2041	5,117,250
Pennsylvania State Higher Educational Facilities Authority RB for Widener University Series 2003 (BBB+)
4,675,000	5.40	07/15/2036	4,654,851
Scranton Lackawanna Health & Welfare Authority RB for Moses Taylor Hospital Project Series 1997 (B)
2,355,000	6.25	07/01/2020	1,832,991

			88,354,660

Puerto Rico — 2.1%
Childrens Trust Fund RB for Tobacco Settlement Series 2000 II-R-39 (RITES) (Aa3)¡^
3,535,000	10.27	07/01/2010	4,245,464
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2003 C (A-/Baa1)~
18,000,000	5.00	07/01/2008	19,215,000
Puerto Rico Commonwealth GO Bonds Series 2003 PA 1138R (MBIA) (RITES) (AAA)¡
7,500,000	8.49	07/01/2008	8,698,050
Puerto Rico Public Finance Corp. RB for Residual Certificates Series 2001 520 (MBIA) (Aaa)¡
3,225,000	13.76	08/01/2016	4,536,221
Puerto Rico Public Finance Corp. RB for Commonwealth Appropriation Series 2004 A (AMBAC) (Government Development Bank for Puerto Rico LOC) (AAA/Aaa)~
20,500,000	5.25	02/01/2012	22,494,650

			59,189,385

Rhode Island — 1.1%
Rhode Island State Health & Educational Building Corp. RB for Hospital Financing Series 2003 A (BBB/Baa2)
2,840,000	6.00	09/15/2033	2,805,381
Tobacco Settlement Financing Corp. RB Series 2001 (BBB/Baa3)
10,000,000	6.13	06/01/2032	8,512,100
Tobacco Settlement Financing Corp. RB for Rhode Island Asset Backed BondsSeries 2002 A (BBB/Baa3)
23,515,000	6.25	06/01/2042	19,332,857

			30,650,338

South Carolina — 1.4%
Connector 2000 Association, Inc. Toll Road RB for Capital Appreciation Series 1998 B (B-)@
15,000,000	0.00	01/01/2033	1,079,400
Greenville County Airport RB for Donaldson Industrial Air Park Project Series 2001 (AMT) (Baa3)
4,780,000	6.13	10/01/2017	4,985,444
Lancaster County Assessment RB for Edgewater Improvement District Series 2003 A
1,000,000	6.88	11/01/2035	1,018,350
Lancaster County Assessment RB for Edgewater Improvement District Series 2003 B
1,499,000	6.13	11/01/2014	1,516,134
Medical University Hospital Authority RB Series 2002 A (BBB+/Baa2)

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

$3,000,000	6.50%	08/15/2032	$3,123,600
South Carolina Jobs Economic Development Authority RB for Palmetto Health Alliance Series 2000 A (BBB/Baa2)^
8,750,000	7.13	12/15/2010	10,573,500
South Carolina Jobs Economic Development Authority RB for Palmetto Health Alliance Series 2003 A (BBB/Baa2)
10,000,000	6.25	08/01/2031	10,313,400
Tobacco Settlement Management Authority RB Series 2001 B (BBB/Baa3)
1,630,000	6.00	05/15/2022	1,489,690
5,070,000	6.38	05/15/2028	4,389,352
2,000,000	6.38	05/15/2030	1,706,060

			40,194,930

Tennessee — 0.5%
Elizabethton Health and Educational Facilities Board RB Series 2001 PA 813 (RITES)¡
6,000,000	14.08	07/01/2033	8,121,480
Metropolitan Knoxville Airport Authority Special Purpose RB for Northwest Airlines Project Series 2002 (AMT)
2,500,000	8.00	04/01/2032	2,318,575
Shelby County Health, Educational & Housing Facilities Board RB for Methodist Healthcare Series 2002 (A-/A3)
2,500,000	6.00	09/01/2020	2,608,850

			13,048,905

Texas — 6.7%
Alliance Airport Authority Inc. Special Facilities RB for American Airlines Inc. Project Series 1990 (AMT) (CCC/Caa2)
11,435,000	7.50	12/01/2029	7,976,141
Alliance Airport Authority Inc. Special Facilities RB for American Airlines Inc. Project Series 1991 (AMT) (CCC/Caa2)
24,585,000	7.00	12/01/2011	20,440,707
Bexar County Health Facilities Development Corp. RB for Army Retirement Residence Project Series 2002 (BBB-)
1,200,000	6.13	07/01/2022	1,232,160
1,000,000	6.30	07/01/2032	1,033,240
Brazos River Authority PCRB for Texas Utility Co. RMKT 4/1/03 Series 1999 A (AMT) (BBB/Baa2)
10,500,000	7.70	04/01/2033	11,902,590
Brazos River Authority PCRB for TXU Electric Co. Project Series 1999 C (AMT) (BBB/Baa2)
6,800,000	7.70	03/01/2032	7,708,344
Brazos River Authority PCRB for TXU Electric Co. Project Series 2001 C (AMT) (BBB/Baa2)~
12,475,000	5.75	11/01/2011	13,055,586
Brazos River Authority PCRB for TXU Energy Co. LLC Project Series 2003 C (AMT) (BBB/Baa2)
2,000,000	6.75	10/01/2038	2,085,220
Brazos River Authority PCRB for TXU Energy Co. LLC Project Series 2003 D (BBB/Baa2)~
2,960,000	5.40	10/01/2014	3,096,308
Brazos River Authority RB for Reliant Energy Inc. Project Series 1999 A (BBB -/Ba2)
5,250,000	5.38	04/01/2019	5,207,527
Brazos River Authority RB for Reliant Energy Inc. Project Series 1999 B (BBB-)
10,000,000	7.75	12/01/2018	10,908,700
Brazos River Authority RB for Texas Centerpoint Energy Series 2004 B (FGIC) (AAA/Aaa)
9,000,000	4.25	12/01/2017	8,862,210
Dallas County Flood Control District GO Bonds Series 2002
6,000,000	7.25	04/01/2032	6,127,260
Dallas Fort Worth Texas International Airport Facility Improvement Corp. RB for American Airlines Inc. Series 1999 (AMT) (CCC/Caa2)
1,775,000	6.38	05/01/2035	1,106,535
Dallas Fort Worth Texas International Airport Facility Improvement Corp. RB for American Airlines Inc. Series 2000 C (AMT) (CCC/Caa2)~
10,000,000	6.15	11/01/2007	8,688,900
Georgetown Health Facilities Development Corp. RB for Georgetown Hospital Healthcare System Series 1999 (BB)
3,000,000	6.25	08/15/2029	2,840,070
Gulf Coast Waste Disposal Authority Texwaste Disposal RB for Valero Energy Corp. Project Series 2001 (AMT) (BBB/Baa3)
1,500,000	6.65	04/01/2032	1,593,060
Harris County Health Facilities Development Corp. Hospital RB for Memorial Hermann Healthcare System Series 2004 A (A/A2)
2,595,000	5.00	12/01/2020	2,591,575
435,000	5.00	12/01/2021	429,954
1,000,000	5.13	12/01/2022	991,050
1,000,000	5.13	12/01/2023	984,810
Houston Airport System Special Facilities RB for Continental Airlines Series 1998 B (AMT) (B-/Caa2)
1,000,000	5.70	07/15/2029	658,750
Houston Airport System Special Facilities RB for Continental Airlines Series 2001 E (AMT) (B-/Caa2)
3,400,000	6.75	07/01/2021	2,730,472
19,765,000	6.75	07/01/2029	15,228,340
Houston Health Facilities Development Corp. Retirement Facility RB for Buckingham Senior Living Community Series 2004 A
1,500,000	7.13	02/15/2034	1,528,725
Houston Texas GO Bonds RR II Series 2003 R 242 (MBIA) (AAA)¡
6,455,000	15.92	03/01/2010	8,684,170
Matagorda County Navigation District No. 1 RB for Reliant Energy Project Series 1999 B (AMT) (BBB-/Ba2)
11,000,000	5.95	05/01/2030	10,619,840
Metropolitan Health Facilities Development Corp. RB for Wilson N. Jones Memorial Hospital Project Series 2001 (B1)
4,200,000	7.20	01/01/2021	4,208,274
5,000,000	7.25	01/01/2031	5,009,850
Port Corpus Christi Authority RB for Celanese Project Series 2002 B (AMT) (B/B1)
8,500,000	6.70	11/01/2030	8,282,740
Sabine River Authority PCRB for TXU Energy Co. LLC Project Series 2003 B (BBB/Baa2)
3,000,000	6.15	08/01/2022	3,101,190
Tom Green County Health Facilities Development Corp. Hospital RB for Shannon Health Systems Project Series 2001 (Baa3)
2,000,000	6.75	05/15/2021	2,103,260
Weslaco Health Facilities RB for Knapp Medical Center Project Series 2002 (BBB+)

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

$4,395,000	6.00%	06/01/2017	$$4,518,895

			185,536,453

U. S. Virgin Islands — 0.1%
Virgin Islands Public Finance Authority RB Subordinated Lien-Fund Loan Notes Series 1998 D
2,000,000	6.00	10/01/2004	2,012,660
1,100,000	6.00	10/01/2005	1,133,044

			3,145,704

Utah — 0.2%
Tooele County Hazardous Waste Treatment RB for Union Pacific Project Series 1992 A (AMT) (BBB/Baa2)
6,350,000	5.70	11/01/2026	6,301,867

Virginia — 0.8%
Bedford County IDA RB for Nekoosa Packaging Corp. Project Series 1998 (AMT) (Ba3)
320,000	5.60	12/01/2025	290,992
Celebrate North Community Development Authority Special Assessment Project Series 2003 B
5,000,000	6.75	03/01/2034	5,052,450
Chesapeake IDA PCRB Project-RMKT-11/08/02 Series 1985 (BBB+/A3)
3,250,000	5.25	02/01/2008	3,373,370
Goochland County IDA RB for Nekoosa Packaging Corp. Series 1998 (AMT) (Ba3)
560,000	5.65	12/01/2025	513,699
Henrico County IDA RB for Solid Waste Browning Series 1997 A (AMT) (BB-/B2)
3,750,000	5.88	03/01/2017	3,447,338
Loudoun County IDA Hospital RB for Loudoun Hospital Center Series 2002 A (BBB)
1,000,000	6.10	06/01/2032	1,031,850
Loudoun County IDA Residential Care Facility RB for Falcons Landing Series 2004 A
2,750,000	6.00	08/01/2024	2,776,070
Pocahontas Parkway Association Toll Road RB for Capital Appreciation 1st Tier Series 1998 SubSeries C (B1)@
2,300,000	0.00	08/15/2005	2,115,724
Pocahontas Parkway Association Toll Road RB Senior Series 1998 A (BB/Ba2)
5,000,000	5.50	08/15/2028	4,238,800

			22,840,293

Washington — 0.3%
Tobacco Settlement Authority RB for Washington Asset Backed Bonds Series 2002 (BBB/Baa3)
3,590,000	6.63	06/01/2032	3,171,011
Vancouver Washington Downtown Redevelopment Authority RB for Conference Center Project Series 2003 A (ACA) (A)
900,000	5.25	01/01/2028	842,427
1,800,000	5.25	01/01/2034	1,656,360
2,475,000	6.00	01/01/2034	2,514,427

			8,184,225

Wisconsin — 0.4%
Badger Tobacco Asset Securitization Corp. RB Asset Backed Bonds Series 2002 (BBB/Baa3)
3,250,000	6.38	06/01/2032	2,757,820
Wisconsin Health & Educational Facilities Authority RB for Aurora Health Care Series 1999 B (BBB+)
1,500,000	5.63	02/15/2020	1,499,850
Wisconsin State Health and Educational Facilities Authority RB for Fort Healthcare Inc. Project Series 2004 (BBB+)
3,000,000	5.75	05/01/2029	2,980,260
2,750,000	6.10	05/01/2034	2,807,008

			10,044,938

Wyoming — 0.1%
Converse County RB for Memorial Hospital Project Series 2000
3,605,000	9.00	12/01/2025	3,997,332

TOTAL DEBT OBLIGATIONS			$2,728,756,514

Other Municipals — 0.9%
Charter Mac Equity Issuer Trust Series 2003 A Multifamily Tax-Exempt (AMT)†~
$15,000,000	3.25%	03/15/2005	$15,049,650
Municipal Mortgage & Equity LLC for 1999 A Tax-Exempt MF Hsg. Certificate Series 1999 (A-1)†~
10,000,000	4.95	08/15/2005	10,106,500

TOTAL OTHER MUNICIPALS			$25,156,150

Short Term Investments# — 0.3%
Florida — 0.2%
Venice Health Care RB VRDN for Bon Secours Health Systems Series 2002 B (FSA) (AAA/Aaa)
$5,300,000	1.10%	08/10/2004	$5,300,000

North Carolina — 0.1%
North Carolina Medical Care Community Health Care Facilities RB VRDN for Wake Forest University Subseries 2002 A (MBIA) (AAA/Aaa)
2,300,000	1.21	08/10/2004	2,300,000

Wisconsin — 0.0%
Wisconsin State Health and Educational Facilities Authority RB VRDN for Ministry Health Care Series 1999 B (MBIA) (AAA/Aaa)
75,000	1.22	08/10/2004	75,000

TOTAL SHORT TERM INVESTMENTS			$7,675,000

TOTAL INVESTMENTS—99.5%			$2,761,587,664

†	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $25,156,150, which represents approximately 0.9% of net assets as of July 31, 2004.

#	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2004.

¡	Inverse variable rate security. Coupon rate disclosed is that which is in effect at July 31, 2004.

@	Security is issued with a zero coupon. Income is recognized through the accretion of discount.

~	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset date.

^	Prerefunded security. Maturity date disclosed is prerefunding date.

§	This security is issued with a zero coupon rate which increases to the stated rate at a set date in the future.

Ø	Security currently in default.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviations:
ACA — Insured by American Capital Access
AMBAC — Insured by American Municipal Bond Assurance Corp.
AMT — Alternative Minimum Tax
BANS — Bond Anticipation Notes
COPS — Certificates of Participation
ETM — Escrow to Maturity
FGIC — Insured by Financial Guaranty Insurance Co.
FHLMC — Insured by Federal Home Loan Mortgage Corp.
FNMA — Insured by Federal National Mortgage Association
FSA — Insured by Financial Security Assurance Co.
GNMA — Insured by Government National Mortgage Co.
GO — General Obligation
IDA — Industrial Development Authority
LOC — Letter of Credit
MBIA — Insured by Municipal Bond Investors Assurance
MF Hsg. — Multi—Family Housing
PCRB — Pollution Control Revenue Bond
Radian — Insured by Radian Asset Assurance
RB — Revenue Bond
RITES — Residual Interest Tax Exempt Securities
SPA — Stand—by Purchase Agreement
VRDN — Variable Rate Demand Note

Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

SWAP CONTRACTS — At July 31, 2004, the Fund had outstanding swap contracts open with details as follows:

				Rate Type
		Notional		Payments	Payments
	Swap	Amount	Termination	made by	received by	Unrealized
Swap Type	Counterparty	(000s)	Date	the Fund	the Fund	Depreciation
Interest Rate	Morgan Stanley	$125,000	08/10/2014	4.1065%	BMA	$(3,454,095)
					Floating
Interest Rate	Merrill Lynch	125,000	08/05/2014	3.983%	BMA	(2,297,711)
					Floating

						$(5,751,806)

At July 31, 2004, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$2,700,139,882
Gross unrealized gain	91,628,414
Gross unrealized loss	(30,180,632)

Net unrealized security gain	$61,447,782

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Statement of Investments

July 31, 2004 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Emerging Markets Debt — 90.3%
Central Bank of Nigeria
USD	$500,000	6.25%	11/15/2020	$440,000
Dominican Republic (CC/B3)
	270,000	9.50	09/27/2006	203,850
	180,000	9.04	01/23/2013	117,900
Federal Republic of Brazil (B+/B2)
	200,000	14.50	10/15/2009	240,000
	210,000	12.75	01/15/2020	233,100
	320,000	10.13	05/15/2027	297,280
	285,000	12.25	03/06/2030	306,375
	1,320,000	11.00	08/17/2040	1,294,920
Ivory Coast
	589,000	2.00	03/29/2018	96,125
Malaysia (A-/Baa1)
	645,000	8.75	06/01/2009	764,095
Mexican Fixed Rate Bonds (Baa1)
MXN	8,300,000	8.00	12/19/2013	629,739
Ministry Finance of Russia (BB+/Ba2)
USD	1,060,000	3.00	05/14/2008	933,383
Republic of Argentina
ARS	172,500	2.00	01/03/2010	70,942
	327,500	2.00	01/03/2016	104,976
Republic of Argentina (CCC/Caa1)#
USD	390,000	1.23	08/03/2012	262,080
Republic of Argentina (D/Ca)
	160,000	11.75	04/07/2009	49,600
	1,804,125	12.25	06/19/2018	500,644
	530,000	12.00	06/19/2031	147,075
Republic of Bulgaria (BBB-/Ba2)
	470,000	8.25	01/15/2015	558,125
Republic of Colombia (BB/Ba2)
	1,160,000	8.13	05/21/2024	983,100
Republic of Croatia (BBB-/Baa3)#
	41,364	2.81	07/31/2010	41,364
Republic of Ecuador (CCC+/Caa1)@
	875,000	7.00	08/15/2030	650,125
Republic of Indonesia#
	230,000	2.06	03/21/2005	223,675
	200,000	1.81	01/25/2006	189,500
Republic of Panama (BB/Ba1)
	370,000	9.63	02/08/2011	414,400
Republic of Peru (BB/Ba3)
	385,000	9.13	02/21/2012	402,325
	360,000	8.38	05/03/2016	342,000
Republic of Philippines (BB/Ba2)
	50,000	9.50~	10/21/2006	54,750
	295,000	9.38~	01/18/2012	307,538
	80,000	9.00	02/15/2013	81,800
Republic of South Africa (BBB/Baa2)
	320,000	9.13	05/19/2009	372,400
Republic of Turkey (B+/B1)
	850,000	11.75	06/15/2010	998,750
	575,000	11.88	01/15/2030	731,687
Republic of Uruguay (B/B3)‡
	316,199	7.88	01/15/2033	224,501
Republic of Venezuela (B-/Caa1)
	300,000	5.38	08/07/2010	248,250
	1,690,000	9.25	09/15/2027	1,499,030
	370,000	9.38	01/13/2034	325,600
Russian Federation (BB+/Baa3)@
	1,375,000	5.00	03/31/2030	1,261,563
Ukraine Government (B+/B1)
	170,000	5.33 †#	08/05/2009	170,000
	810,000	7.65	06/11/2013	777,600
United Mexican States (BBB-/Baa2)
	100,000	10.38	02/17/2009	121,850
	1,100,000	6.38	01/16/2013	1,122,550

TOTAL EMERGING MARKETS DEBT				$18,794,567

Repurchase Agreement — 8.2%
Joint Repurchase Agreement Account II^
	$1,700,000	1.37%	08/02/2004	$1,700,000
Maturity Value: $1,700,194

TOTAL REPURCHASE AGREEMENT				$1,700,000

TOTAL INVESTMENTS — 98.5%				$20,494,567

†	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $170,000, which represents approximately 0.01% of net assets as of July 31, 2004.

#	Variable rate securities. Interest rate disclosed is that which is in effect at July 31, 2004.

@	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2004.

‡	Pay-in-kind securities

~	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset date.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

^	Joint repurchase agreement was entered into on July 30, 2004. Pursuant to exemptive relief granted by the SEC, and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. or their affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At July 31, 2004, Emerging Markets Debt Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $1,700,000 in principal amount. At July 31, 2004, the following repurchase agreements held in this joint account were fully collateralized by Federal Agency obligations.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value
ABN AMRO, Inc.	$500,000,000	1.37%	08/02/2004	$500,057,083
Banc of America Securities LLC	1,800,000,000	1.37	08/02/2004	1,800,205,500
Barclays Capital PLC	1,000,000,000	1.37	08/02/2004	1,000,114,167
Bear Stearns & Co.	500,000,000	1.37	08/02/2004	500,057,083
Credit Suisse First Boston Corp.	500,000,000	1.37	08/02/2004	500,057,083
Greenwich Capital Markets	400,000,000	1.37	08/02/2004	400,045,667
J.P. Morgan Chase & Co.	502,400,000	1.37	08/02/2004	502,457,357
Morgan Stanley & Co.	400,000,000	1.33	08/02/2004	400,044,333
Morgan Stanley & Co.	1,500,000,000	1.37	08/02/2004	1,500,171,250
UBS LLC	500,000,000	1.34	08/02/2004	500,055,833
UBS LLC	250,000,000	1.37	08/02/2004	250,028,542
Westdeutsche Landesbank AG	700,000,000	1.37	08/02/2004	700,079,917

TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT II	$8,552,400,000			$8,553,373,815

Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

FORWARD FOREIGN CURRENCY CONTRACTS — At July 31, 2004, the Fund had outstanding forwards foreign exchange contracts, both to purchase and sell foreign currencies as follows:

			Unrealized
Open Forward Foreign Currency	Value on
Purchase Contracts	Settlement Date	Current Value	Gain	Loss
South Korean Won expiring 8/18/2004	$729,000	$723,964	$—	$5,036

TOTAL OPEN FORWARD FOREIGN CURRENCY PURCHASE CONTRACTS	$729,000	$723,964	$—	$5,036

			Unrealized
Open Forward Foreign Currency	Value on
Sales Contracts	Settlement Date	Current Value	Gain	Loss
Mexican Peso
expiring 8/17/2004	$261,088	$260,705	$383	$—
expiring 8/17/2004	389,505	390,143	—	638
South Korean Won expiring 8/18/2004	709,479	723,964	—	14,485

			Unrealized
Open Forward Foreign Currency	Value on
Sales Contracts	Settlement Date	Current Value	Gain	Loss
TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS	$1,360,072	$1,374,812	$383	$15,123

As a % of
Debt Classification by Country	Net Assets
Brazil	11.4%
Russia	10.5
Venezuela	10.0
Mexico	9.0
Turkey	8.3
Argentina	5.5
Colombia	4.7
Ukraine	4.6
Malaysia	3.7
Peru	3.6
Ecuador	3.1
Bulgaria	2.7
Philippines	2.1
Nigeria	2.1
Panama	2.0
Indonesia	2.0
South Africa	1.8
Dominican Republic	1.5
Uruguay	1.1
Ivory Coast	0.4
Croatia	0.2

TOTAL DEBT	90.3%

At July 31, 2004, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$20,511,147

Gross unrealized gain	327,802
Gross unrealized loss	(344,382)

Net unrealized security loss	$(16,580)

GOLDMAN SACHS HIGH YIELD FUND

Statement of Investments
July 31, 2004 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — 90.8%
Aerospace — 2.2%
Argo-Tech Corp. (B/B3)†
USD	3,000,000	9.25%	06/01/2011	$3,120,000
Aspropulsion Capital B.V. (B-/B2)
EUR	1,000,000	9.63	10/01/2013	1,254,232
	5,250,000	9.63 †	10/01/2013	6,584,717
BE Aerospace, Inc. (B+/B3)
USD	1,000,000	8.50	10/01/2010	1,065,000
BE Aerospace, Inc. (B-/Caa3)
	3,250,000	9.50	11/01/2008	3,282,500
	1,000,000	8.88	05/01/2011	975,000
Dunlop Standard Aerospace Holdings (CCC+/B3)
	4,658,000	11.88	05/15/2009	4,937,480
Hexcel Corp. (CCC+/Caa2)
	3,500,000	9.75	01/15/2009	3,666,250
K&F Industries, Inc. (B/B3)
	4,703,000	9.25	10/15/2007	4,820,575
MTU Aero Engines Investment (B/B2)†
EUR	3,750,000	8.25	04/01/2014	4,579,300
Sequa Corp. (BB-/B1)
USD	4,000,000	9.00	08/01/2009	4,320,000
TD Funding Corp. (B-/B3)
	4,000,000	8.38	07/15/2011	4,180,000

				42,785,054

Airlines — 0.2%
Continental Airlines, Inc. (B/B3)
	3,000,000	7.57	12/01/2006	2,340,000
Delta Air Lines, Inc. (CCC-)
	2,920,000	10.00	08/15/2008	1,284,800
Delta Air Lines, Inc. (CCC-/Caa3)
	1,500,000	7.90	12/15/2009	615,000

				4,239,800

Automotive Parts — 5.0%
Accuride Corp. (CCC+/Caa1)
	4,250,000	9.25	02/01/2008	4,324,375
Advanced Accessory Systems (CCC+/B3)
	3,000,000	10.75	06/15/2011	3,000,000
Allied Holdings, Inc. (B-/Caa1)
	3,174,000	8.63	10/01/2007	2,761,380
Anchor Lamina, Inc.
	1,500,000	9.88	02/01/2008	1,080,000
Collins & Aikman Products (B-/B2)
	2,625,000	10.75	12/31/2011	2,651,250
Collins & Aikman Products (B-/B3)
	1,000,000	11.50	04/15/2006	982,500
Dana Corp. (BB/Ba3)
EUR	1,500,000	9.00	08/15/2011	2,156,557
USD	1,000,000	9.00	08/15/2011	1,180,000
Delco Remy International, Inc. (CCC+/B3)
	3,250,000	11.00	05/01/2009	3,485,625
Duerr AG (B/B2)†
EUR	4,000,000	9.75	07/15/2011	4,728,184
Federal-Mogul Corp.Ø
USD	2,375,000	7.50	01/15/2009	688,750
Foamex LP (B-/B3)
	4,500,000	10.75	04/01/2009	4,410,000
Foamex LP (CCC+/Caa2)
	3,000,000	9.88	06/15/2007	2,490,000
Intermet Corp. (B/B2)
	1,750,000	9.75	06/15/2009	1,592,500
Keystone Automotive Operations, Inc. (B-/B3)
	4,000,000	9.75	11/01/2013	4,280,000
LucasVarity PLC
GBP	3,400,000	10.88	07/10/2020	7,391,210
Navistar International Corp. (BB-/Ba3)
USD	2,750,000	9.38	06/01/2006	2,949,375
Stanadyne Automotive Corp. (B)
	4,000,000	10.25	12/15/2007	4,155,000
Stoneridge, Inc. (B+/B1)
	3,000,000	11.50	05/01/2012	3,547,500
Teksid Aluminium Lux (CC/Caa1)†
EUR	5,000,000	11.38	07/15/2011	5,203,408
Tenneco Automotive, Inc. (B-/B2)
USD	2,000,000	10.25	07/15/2013	2,280,000
Tenneco Automotive, Inc. (B-/B3)
	3,000,000	11.63	10/15/2009	3,195,000
The Goodyear Tire & Rubber Co. (B3)
	3,000,000	11.00	03/01/2011	3,375,000
The Goodyear Tire & Rubber Co. (B-/B3)
	5,000,000	7.86	08/15/2011	4,637,500
TRW Automotive (BB-/B1)
	2,250,000	9.38	02/15/2013	2,565,000
TRW Automotive (BB-/B2)
	3,250,000	11.00	02/15/2013	3,900,000
EUR	6,013,000	11.75	02/15/2013	8,753,432
United Components, Inc. (B/B3)
USD	5,500,000	9.38	06/15/2013	5,747,500
Venture Holdings TrustØ
	5,750,000	9.50	07/01/2005	273,125

				97,784,171

Building Materials — 4.5%
Associated Materials, Inc. (B-/Caa1)†
	9,000,000	11.25	03/01/2014	6,300,000
Atrium Cos., Inc. (B-/B3)
	4,000,000	10.50	05/01/2009	4,190,000
Carmeuse Lime B.V. (B+/Ba3)
EUR	9,000,000	10.75	07/15/2012	12,127,249
FIMEP/Legrand S.A. (B+)
	9,000,000	11.00	02/15/2013	12,776,924
FIMEP/Legrand S.A. (B+/B1)
USD	6,500,000	10.50	02/15/2013	7,475,000
Heating Finance PLC (B/B2)†
GBP	1,750,000	7.88	03/31/2014	2,976,586
Interface, Inc. (CCC/Caa3)†
USD	2,000,000	9.50	02/01/2014	2,025,000
Jacuzzi Brands, Inc. (B/B3)
	3,000,000	9.63	07/01/2010	3,240,000
Legrand S.A. (B+/Ba3)
	5,050,000	8.50	02/15/2025	5,327,750
Nortek Holdings, Inc. (B-/Caa1)†§
	8,000,000	0.00/10.00	05/15/2011	6,640,000
Sanitec International S.A. (B-/B3)
EUR	8,875,000	9.00	05/15/2012	11,158,002
Texas Industries, Inc. (BB-/B1)
USD	5,000,000	10.25	06/15/2011	5,700,000
USG Corp.Ø
	2,000,000	8.50	08/01/2005	2,220,000
	1,500,000	9.25	09/15/2049	1,537,500
Werner Holdings Co., Inc. (CCC+/B3)
	5,000,000	10.00	11/15/2007	4,225,000

				87,919,011

GOLDMAN SACHS HIGH YIELD FUND

Statement of Investments

July 31, 2004 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Capital Goods — 3.2%
Columbus McKinnon Corp. (B-/B3)
USD	2,750,000	10.00%		08/01/2010	$2,942,500
Dresser, Inc. (B/B2)
	4,000,000	9.38		04/15/2011	4,320,000
Flender Holdings GMBH (B-/B2)
EUR	1,500,000	11.00		08/01/2010	2,057,301
	5,000,000	11.00	†	08/01/2010	6,857,671
Flowserve Corp. (B/B2)
USD	3,000,000	12.25		08/15/2010	3,397,500
Flowserve Finance B.V. (B/B2)
EUR	953,000	12.25		08/15/2010	1,278,408
General Binding Corp. (B-/Caa1)
USD	5,500,000	9.38		06/01/2008	5,610,000
General Cable Corp. (B/B2)
	2,500,000	9.50		11/15/2010	2,737,500
Luxfer Holdings PLC (CCC+/Caa1)
GBP	3,250,000	10.13		05/01/2009	5,025,405
Metaldyne Corp. (B/Caa1)
USD	5,000,000	11.00		06/15/2012	4,475,000
Mueller Holdings, Inc. (B-)§
	8,000,000	0.00/14.75		04/15/2014	4,960,000
NMHG Holding Co. (B+/B3)
	4,000,000	10.00		05/15/2009	4,400,000
Rexnord Corp. (B-/B3)
	11,250,000	10.13		12/15/2012	12,431,250
Terex Corp. (B/B3)
	1,000,000	10.38		04/01/2011	1,117,500
	2,000,000	9.25		07/15/2011	2,205,000
Thermadyne Holdings Corp.Ø
	4,000,000	12.50		06/01/2008	40

					63,815,075

Chemicals — 7.2%
Avecia Group PLC (CCC/Caa3)
	9,250,000	11.00		07/01/2009	7,076,250
	250,000	11.00	†	07/01/2009	166,250
Compass Minerals International, Inc. (B-)§
	8,750,000	0.00/12.75		12/15/2012	7,175,000
	7,750,000	0.00/12.00		06/01/2013	6,045,000
Dynea International Oy (CCC/Caa2)
EUR	6,500,000	12.25		08/15/2010	6,373,423
Equistar Chemical/Funding (B+/B2)
USD	3,000,000	10.63		05/01/2011	3,300,000
Equistar Chemicals LP (B+)
	2,000,000	7.55		02/15/2026	1,660,000
Equistar Chemicals LP (B+/B2)
	2,750,000	10.13		09/01/2008	2,997,500
Ethyl Corp. (B/B2)
	4,250,000	8.88		05/01/2010	4,547,500
Hercules, Inc. (BB-/Ba2)
	2,500,000	11.13		11/15/2007	2,937,500
HMP Equity Holdings Corp. (CCC+)†@
	10,000,000	0.00		05/15/2008	5,800,000
Huntsman Advanced Materials LLC (B/B2)†
USD	5,000,000	11.00		07/15/2010	5,662,500
Huntsman ICI Chemicals (Caa1)
EUR	4,500,000	10.13		07/01/2009	5,386,881
Huntsman ICI Holdings LLC (B-/B3)
USD	2,000,000	9.88		03/01/2009	2,135,000
Huntsman ICI Holdings LLC (CCC+/Caa2)@
	9,000,000	0.00		12/31/2009	4,455,000
Huntsman International LLC (CCC+/Caa1)
EUR	4,875,000	10.13		07/01/2009	5,835,788
IMC Global, Inc. (B+/B1)
USD	4,500,000	10.88		08/01/2013	5,490,000
IMC Global, Inc. (B-/B2)
	26,000	7.63		11/01/2005	26,520
Invista (B+/B1)†
	4,000,000	9.25		05/01/2012	4,085,000
ISP Chemco, Inc. (BB-/B1)
	2,500,000	10.25		07/01/2011	2,787,500
LBC Luxembourg Holdings SA (CCC+/Caa1)†
EUR	3,250,000	11.00		05/15/2014	3,890,525
Lucite International Finance PLC (B+/B2)
	8,000,000	10.25		05/15/2010	10,394,785
Lyondell Chemical Co. (B+/B1)
USD	1,500,000	9.50		12/15/2008	1,567,500
	4,000,000	10.50		06/01/2013	4,360,000
Rhodia S.A. (CCC+/B3)
EUR	2,000,000	8.00		06/01/2010	2,237,766
USD	2,000,000	10.25	†	06/01/2010	2,040,000
Rhodia S.A. (CCC+/Caa1)
	3,500,000	8.88	†	06/01/2011	3,010,000
EUR	5,500,000	9.25		06/01/2011	5,657,579
	1,500,000	9.25	†	06/01/2011	1,542,976
Rockwood Specialties, Inc. (B-/B3)
USD	5,000,000	10.63		05/15/2011	5,400,000
Royster-Clark, Inc. (B-/Caa1)
	2,250,000	10.25		04/01/2009	2,250,000
Solutia Europe S.A. N.V. (CCC+)
EUR	1,000,000	10.00		12/15/2008	1,272,278
Sovereign Specialty Chemicals, Inc. (B-/Caa1)
USD	6,750,000	11.88		03/15/2010	6,952,500
United Agri Products (B-/B3)†
	2,000,000	8.25		12/15/2011	2,170,000
Witco Corp. (B+/Ba3)
	7,000,000	7.75		04/01/2023	5,880,000

					142,568,521

Conglomerates — 3.5%
ABB International Finance Ltd. (BB-/Ba2)
	2,500,000	4.63		05/16/2007	2,596,250
EUR	4,000,000	11.00		01/15/2008	5,630,509
Blount, Inc. (CCC/Caa1)
USD	3,000,000	7.00		06/15/2005	3,067,500
Blount, Inc. (CCC/Caa2)
	5,000,000	13.00		08/01/2009	5,375,000
Britax Group PLC@
EUR	20,000,000	0.00		12/01/2008	5,630,509
Britax Group PLC (B-/B3)
	6,000,000	11.25		05/15/2011	7,543,438
Invensys PLC (B-/B3)
USD	205,000	7.13		01/15/2007	206,025
	1,000,000	6.50		01/15/2010	895,000
	3,000,000	6.50	†	01/15/2010	2,700,000
	5,000,000	9.88	†	03/15/2011	5,050,000
Mark IV Industries, Inc. (B/Caa1)
	10,007,000	7.50		09/01/2007	9,431,597
Polypore, Inc. (B-/Caa1)†
EUR	2,000,000	8.75		05/15/2012	2,502,448
SPX Corp. (BB+/Ba3)
USD	5,500,000	7.50		01/01/2013	5,596,250
The Manitowoc Co., Inc. (B/B2)
EUR	4,500,000	10.38		05/15/2011	6,009,485
Trimas Corp. (B/B3)

GOLDMAN SACHS HIGH YIELD FUND

Statement of Investments
July 31, 2004 (Unaudited)

Principal		Interest	Maturity
Amount •		Rate	Date	Value
USD	7,250,000	9.88%	06/15/2012	$7,576,250

				69,810,261

Consumer Cyclicals — Services - 2.0%
APCOA, Inc. (CCC+/Caa3)
	3,000,000	9.25	03/15/2008	2,670,000
Ashtead Holdings PLC (B-/B2)†
GBP	2,500,000	12.00	05/01/2014	4,866,229
Brickman Group Ltd. (B/B2)
USD	2,000,000	11.75	12/15/2009	2,310,000
H&E Equipment Services LLC (B-/B3)
	2,250,000	11.13	06/15/2012	2,278,125
Integrated Electrical Services, Inc. (B+/B2)
	2,500,000	9.38	02/01/2009	2,575,000
Interline Brands, Inc. (B-/Caa1)
	5,000,000	11.50	05/15/2011	5,500,000
MSX International, Inc. (B-/B2)
	2,500,000	11.00	10/15/2007	2,425,000
MSX International, Inc. (CCC+/Caa1)
	1,000,000	11.38	01/15/2008	820,000
The Shaw Group, Inc. (BB-/Ba3)
	3,500,000	10.75	03/15/2010	3,465,000
United Rentals North America, Inc. (B+/B2)
	4,000,000	7.75	11/15/2013	3,860,000
	2,750,000	7.00	02/15/2014	2,488,750
Wesco Distribution, Inc. (B-/B3)
	3,250,000	9.13	06/01/2008	3,331,250
Williams Scotsman, Inc. (B-/B3)
	2,750,000	9.88	06/01/2007	2,695,000

				39,284,354

Consumer Products - 4.6%
Ames True Temper, Inc. (CCC+/Caa1)†
	4,500,000	10.00	07/15/2012	4,466,250
Armkel LLC (B+/B1)
	4,250,000	9.50	08/15/2009	4,632,500
Bombardier Recreational Products, Inc. (B-/B3)†
	6,000,000	8.38	12/15/2013	6,060,000
Briggs & Stratton Corp. (BBB-/Ba1)
	2,500,000	8.88	03/15/2011	2,931,250
FTD, Inc. (B-/B3)
	2,000,000	7.75	02/15/2014	1,910,000
Herbalife International, Inc. (B/B2)
	4,250,000	11.75	07/15/2010	4,813,125
Jafra Cosmetics International, Inc. (B-/B3)
	2,000,000	10.75	05/15/2011	2,210,000
Johnsondiversey Holdings, Inc. (B/B3)§
	5,000,000	0.00/10.67	05/15/2013	3,875,000
Johnsondiversey, Inc. (B/B2)
EUR	2,000,000	9.63	05/15/2012	2,646,820
USD	2,000,000	9.63	05/15/2012	2,200,000
Jostens Holding Corp. (B-/Caa2)§
	4,000,000	0.00/10.25	12/01/2013	2,680,000
Jostens, Inc. (B-/B3)
	5,000,000	12.75	05/01/2010	5,587,500
MemberWorks, Inc. (B/B2)†
	3,000,000	9.25	04/01/2014	3,000,000
Norcross Safety Products (B-/B3)
	4,250,000	9.88	08/15/2011	4,611,250
Playtex Products, Inc. (CCC+/Caa2)
	6,500,000	9.38	06/01/2011	6,548,750
Prestige Brands, Inc. (CCC+/Caa1)†
	3,500,000	9.25	04/15/2012	3,535,000
Remington Arms Co., Inc. (CCC+/B2)
	2,500,000	10.50	02/01/2011	2,450,000
Safilo Capital International S.A. (CCC+/Caa2)
EUR	12,500,000	9.63	05/15/2013	14,136,427
Sola International, Inc. (B/B1)
USD	2,000,000	6.88	03/15/2008	2,002,500
Texon International PLC
DEM	2,250,000	10.00	02/01/2010	415,216
United Industries Corp. (B-/B3)
USD	3,000,000	9.88	04/01/2009	3,120,000
WH Holdings (B/B3)
	6,000,000	9.50	04/01/2011	6,270,000

				90,101,588

Defense - 0.3%
Alliant Techsystems, Inc. (B/B2)
	1,500,000	8.50	05/15/2011	1,623,750
L-3 Communications Corp. (BB-/Ba3)
	3,500,000	6.13	01/15/2014	3,386,250

				5,010,000

Electric - 4.7%
AES Corp. (B-/B2)
	5,250,000	9.50	06/01/2009	5,676,562
	5,250,000	9.38	09/15/2010	5,696,250
Allegheny Energy Supply Co. LLC (CCC+/B3)†
	5,750,000	8.25	04/15/2012	5,778,750
Calpine Canada Energy Finance (CCC+/Caa1)
	9,250,000	8.50	05/01/2008	5,781,250
Calpine Corp. (B)†
	1,750,000	9.88	12/01/2011	1,443,750
	4,000,000	8.75	07/15/2013	3,190,000
Calpine Corp. (CCC+/Caa1)
	1,250,000	8.63	08/15/2010	775,000
	3,750,000	8.50	02/15/2011	2,325,000
Dynegy Holdings, Inc. (B-/B3)†
	5,000,000	10.13	07/15/2013	5,500,000
Dynegy Holdings, Inc. (CCC+/Caa2)
	4,500,000	8.75	02/15/2012	4,432,500
	1,500,000	7.13	05/15/2018	1,207,500
Edison Mission Energy (B/B1)
	1,500,000	10.00	08/15/2008	1,702,500
	1,000,000	9.88	04/15/2011	1,127,500
Elwood Energy LLC (B+/Ba2)
	2,726,250	8.16	07/05/2026	2,658,094
Ipalco Enterprises, Inc. (BB-/Ba1)
	1,250,000	8.38	11/14/2008	1,387,500
	2,000,000	8.63	11/14/2011	2,220,000
Midwest Generation LLC (B/B1)
	1,000,000	8.30	07/02/2009	1,030,000
	5,000,000	8.56	01/02/2016	5,175,000
Mirant Americas Generation LLC (D)Ø
	4,500,000	7.63	05/01/2006	3,600,000
	1,000,000	8.30	05/01/2011	795,000
Mirant Corp. (D)†Ø
	2,250,000	7.90	07/15/2009	1,350,000
Mirant Mid-Atlantic LLC (D)Ø
	2,172,278	9.13	06/30/2017	2,248,308
Monongahela Power Co. (B-/Ba2)
	3,000,000	7.36	01/15/2010	3,045,000
Noteco Ltd. (Drax) A2 ±
GBP	1,521,000	8.18	06/30/2015	3,873,700
Noteco Ltd. (Drax) A3 ±

GOLDMAN SACHS HIGH YIELD FUND

Statement of Investments
July 31, 2004 (Unaudited)

Principal		Interest	Maturity
Amount •		Rate	Date	Value
GBP	287,000	9.18%	06/30/2020	$0
NRG Energy, Inc. (B+/B2)†
USD	3,500,000	8.00	12/15/2013	3,587,500
Portland General Electric (BBB+/Baa2)
	5,000,000	9.31	08/11/2021	5,829,320
Reliant Resources, Inc. (B/B1)
	3,000,000	9.25	07/15/2010	3,187,500
	3,000,000	9.50	07/15/2013	3,217,500
South Point Energy Center LLC (B/B2)†
	1,450,000	8.40	05/30/2012	1,239,750
	4,000,000	9.83	05/30/2019	3,080,000

				92,160,734

Energy - 2.4%
AmeriGas Partners LP (BB-/B2)
	2,000,000	8.88	05/20/2011	2,175,000
Benton Oil & Gas Co. (B-/Caa2)
	3,500,000	9.38	11/01/2007	3,570,000
EL Paso Production Holding Co. (B-/B3)
	9,000,000	7.75	06/01/2013	8,595,000
Grant Prideco Escrow, Inc. (BB-/Ba3)
	500,000	9.00	12/15/2009	552,500
Grant Prideco, Inc. (BB-/Ba3)
	1,500,000	9.63	12/01/2007	1,665,000
GulfTerra Energy Partners LP (BB-/B1)
	1,799,000	8.50	06/01/2010	1,969,905
	1,675,000	8.50	06/01/2011	1,834,125
	1,005,000	10.63	12/01/2012	1,195,950
Kvaerner ASA (B2)†
EUR	3,750,000	8.38	06/15/2011	4,421,393
Paramount Resources Ltd. (B/B3)
USD	2,000,000	7.88	11/01/2010	1,930,000
Peabody Energy Corp. (BB-/Ba3)
	2,500,000	6.88	03/15/2013	2,562,500
Premcor Refining Group, Inc. (B/B2)
	2,500,000	7.75	02/01/2012	2,643,750
Sonat, Inc. (CCC+/Caa1)
	1,000,000	7.63	07/15/2011	912,500
Star Gas Partners LP (B/B3)
	3,000,000	10.25	02/15/2013	3,210,000
Tesoro Petroleum Corp. (BB-/B2)
	5,000,000	9.63	04/01/2012	5,712,500
Vintage Petroleum, Inc. (B/B1)
	1,500,000	7.88	05/15/2011	1,552,500
Vintage Petroleum, Inc. (BB-/Ba3)
	2,000,000	8.25	05/01/2012	2,140,000

				46,642,623

Entertainment - 0.8%
Imax Corp. (B-/B3)†
	1,250,000	9.63	12/01/2010	1,206,250
Six Flags, Inc. (B-/B3)
	1,000,000	8.88	02/01/2010	926,250
	4,250,000	9.75	04/15/2013	3,931,250
Universal City Development Partners (B-/B2)
	8,750,000	11.75	04/01/2010	10,150,000

				16,213,750

Environmental - 0.6%
Allied Waste North America, Inc. (BB-/Ba3)
	2,375,000	8.88	04/01/2008	2,582,812
	1,500,000	8.50	12/01/2008	1,638,750
	1,500,000	7.88	04/15/2013	1,560,000
IESI Corp. (B-/B3)
	2,500,000	10.25	06/15/2012	2,712,500
Waste Services (B-/Caa1)†
	3,125,000	9.50	04/15/2014	3,226,563

				11,720,625

Finance - 0.3%
Refco Finance Holdings LLC (B/B3)†
	5,250,000	9.00	08/01/2012	5,258,138

Food - 3.8%
American Seafoods Group LLC (B/B3)
	4,000,000	10.13	04/15/2010	4,620,000
Barry Callebaut Services N.V. (BB-/B1)
EUR	3,000,000	9.25	03/15/2010	3,916,091
Burns Philp Capital Party Ltd (B-/B3)
USD	4,000,000	10.75	02/15/2011	4,300,000
	3,000,000	9.75	07/15/2012	3,127,500
Dole Food Co. (B+/B2)
	5,250,000	8.63	05/01/2009	5,512,500
	3,000,000	8.88	03/15/2011	3,195,000
Domino’s, Inc. (B-/B2)
	5,500,000	8.25	07/01/2011	5,871,250
Eagle Family Foods (CCC+/Caa2)
	3,500,000	8.75	01/15/2008	2,485,000
Land O’ Lakes, Inc. (B/B2)†
	1,000,000	9.00	12/15/2010	1,040,000
Land O’ Lakes, Inc. (B-/B3)
	6,000,000	8.75	11/15/2011	5,550,000
Michael Foods, Inc. (B-/B3)
	4,250,000	8.00	11/15/2013	4,420,000
New World Pasta Co.Ø
	3,000,000	9.25	02/15/2009	300,000
Parmalat Finance Corp. B.V.Ø
EUR	9,750,000	6.13	09/29/2010	1,989,001
Pinnacle Foods Holding Corp. (B/B3)†
USD	4,000,000	8.25	12/01/2013	3,820,000
Premier International Foods PLC (B+/B3)
	4,000,000	12.00	09/01/2009	4,260,000
Swift & Co. (B/B2)
	4,750,000	12.50	01/01/2010	5,046,875
Swift & Co. (B+/B1)
	3,000,000	10.13	10/01/2009	3,217,500
United Biscuits Finance (B-/B1)
EUR	5,500,000	10.63	04/15/2011	7,146,415
GBP	3,000,000	10.75	04/15/2011	5,730,325

				75,547,457

Gaming - 3.6%
Ameristar Casinos, Inc. (B/B2)
USD	4,000,000	10.75	02/15/2009	4,540,000
Autotote Corp. (B/B2)
	3,082,000	12.50	08/15/2010	3,559,710
Boyd Gaming Corp. (B+/B1)
	2,000,000	8.75	04/15/2012	2,160,000
Chukchansi Economic Development Authority†
	2,000,000	14.50	06/15/2009	2,495,000
Circus & Eldorado (B+/B1)
	4,500,000	10.13	03/01/2012	4,539,375
Inn of the Mountain Gods (B/Caa1)
	5,000,000	12.00	11/15/2010	5,500,000
Kerzner International Ltd. (B/B2)
	3,750,000	8.88	08/15/2011	4,040,625
Mandalay Resort Group (BB+/Ba2)
	250,000	6.45	02/01/2006	258,125

GOLDMAN SACHS HIGH YIELD FUND

Statement of Investments
July 31, 2004 (Unaudited)

Principal		Interest	Maturity
Amount •		Rate	Date	Value
Mandalay Resort Group (BB-/Ba3)
	$3,250,000	10.25%	08/01/2007	$3,631,875
	2,000,000	9.38	02/15/2010	2,210,000
MGM Mirage, Inc. (BB-/Ba2)
	5,000,000	8.38	02/01/2011	5,350,000
Mirage Resorts, Inc. (BB+/Ba1)
	3,125,000	7.25	08/01/2017	3,039,063
Mohegan Tribal Gaming Authority (BB-/Ba3)
	3,000,000	8.00	04/01/2012	3,258,750
MTR Gaming Group, Inc. (B+/B2)
	3,000,000	9.75	04/01/2010	3,240,000
Park Place Entertainment Corp. (BB+/Ba1)
	1,500,000	7.50	09/01/2009	1,635,000
Park Place Entertainment Corp. (BB-/Ba2)
	6,125,000	7.88	03/15/2010	6,660,937
	2,500,000	8.13	05/15/2011	2,759,375
Poster Financial Group, Inc. (B/B2)†
	2,000,000	8.75	12/01/2011	2,025,000
River Rock Entertainment (B+/B2)
	2,000,000	9.75	11/01/2011	2,160,000
Station Casinos, Inc. (B+/B1)
	2,000,000	6.88	03/01/2016	1,945,000
Venetian Casino Resort LLC (B/B2)
	4,750,000	11.00	06/15/2010	5,438,750

				70,446,585

Health Care - 4.9%
Alliance Imaging, Inc. (B-/B3)
	4,000,000	10.38	04/15/2011	4,160,000
AmeriPath, Inc. (B-/Caa1)
	6,500,000	10.50	04/01/2013	6,597,500
Biovail Corp. (BB-/B2)
	3,000,000	7.88	04/01/2010	3,015,000
Dade Behring, Inc. (B+/B2)
	577,538	11.91	10/03/2010	658,393
Healthsouth Corp.
	1,750,000	7.63	06/01/2012	1,640,625
Hudson Respiratory Care, Inc.
	4,000,000	9.13	04/15/2008	4,125,000
Medex, Inc. (B-/B3)
	3,000,000	8.88	05/15/2013	3,180,000
Medical Device Manufacturing, Inc. (B-/Caa1)†
	2,000,000	10.00	07/15/2012	2,040,000
NDCHealth Corp. (B/B2)
	3,500,000	10.50	12/01/2012	3,850,000
NYCO Holdings 2 APS†‡
EUR	4,607,000	16.00	09/30/2013	5,653,536
NYCO Holdings 2 APS (B-/B3)
	10,000,000	11.50	03/31/2013	13,474,722
PerkinElmer, Inc. (BB-/Ba3)
USD	8,000,000	8.88	01/15/2013	8,820,000
Psychiatric Solutions, Inc. (B-/B3)
	2,500,000	10.63	06/15/2013	2,825,000
Quintiles Transnational Corp. (B/B3)
	6,000,000	10.00	10/01/2013	6,150,000
Senior Housing Properties Trust (BB+/Ba2)
	3,000,000	7.88	04/15/2015	3,127,500
Service Corp. International (BB/B1)
	500,000	6.88	10/01/2007	515,000
	1,000,000	7.70	04/15/2009	1,052,500
Stewart Enterprises, Inc. (B+/B2)
	1,000,000	10.75	07/01/2008	1,111,250
Sybron Dental Specialties, Inc. (BB-/B1)
	4,000,000	8.13	06/15/2012	4,300,000
Tenet Healthcare Corp. (B-/B3)
	10,500,000	7.38	02/01/2013	9,712,500
US Oncology, Inc. (B-/B3)
	5,000,000	9.63	02/01/2012	5,925,000
Vanguard Health Systems, Inc. (B-/B3)
	2,250,000	9.75	08/01/2011	2,587,500
Ventas Realty LP (BB/Ba3)
	2,000,000	9.00	05/01/2012	2,215,000

				96,736,026

Home Construction - 0.1%
Standard Pacific Corp. (B+/Ba3)
	1,000,000	9.25	04/15/2012	1,100,000

Lodging - 1.1%
Cornell Cos., Inc. (B-/B3)†
	1,500,000	10.75	07/01/2012	1,485,000
Corrections Corp. of America (B/B1)
	4,000,000	9.88	05/01/2009	4,445,000
	2,000,000	7.50	05/01/2011	2,062,500
Gaylord Entertainment Co. (B-/B3)
	3,000,000	8.00	11/15/2013	3,075,000
Host Marriott LP (B+/Ba3)
	1,875,000	9.50	01/15/2007	2,053,125
	935,000	7.88	08/01/2008	960,713
	5,000,000	7.13	11/01/2013	4,975,000
Starwood Hotels & Resorts Worldwide, Inc. (BB+/Ba1)
	1,000,000	7.88	05/01/2012	1,080,000
	2,000,000	7.38	11/15/2015	2,057,500

				22,193,838

Media — Broadcasting & Radio - 0.2%
Antenna TV S.A. (B+/B1)
	889,000	9.00	08/01/2007	897,890
Clear Channel Communications, Inc. (BBB-/Ba1)
	3,000,000	8.00	11/01/2008	3,387,360

				4,285,250

Media — Broadcast Towers - 0.7%
American Tower Corp. (CCC/Caa1)
	4,500,00	9.38	02/01/2009	4,803,750
American Tower Escrow Corp . (CCC/B3)@
	2,750,000	0.00	08/01/2008	2,024,688
Crown Castle International Corp. (CCC/B3)
	6,000,000	7.50	12/01/2013	6,000,000

				12,828,438

Media-Cable - 5.0%
Adelphia Communications Corp.Ø
	2,000,000	3.25€	05/01/2005	400,000
	2,000,000	9.38	11/15/2009	1,760,000
	2,000,000	10.88	10/01/2010	1,760,000
	3,750,000	10.25	06/15/2011	3,356,250
Atlantic Broadband Finance LLC (CCC+/Caa1)†
	4,250,000	9.38	01/15/2014	3,995,000
Cablevision Systems New York Group (B+/B3)†
	4,000,000	8.00	04/15/2012	3,930,000
Century Communications Corp.Ø@
	4,750,000	0.00	01/15/2008	2,873,750
Charter Communications Holdings II (CCC-/Caa1)
	4,000,000	10.25	09/15/2010	4,030,000
Charter Communications Holdings LLC (CCC-/Ca)
	500,000	10.00	04/01/2009	398,750
	9,750,000	10.75	10/01/2009	7,921,875

GOLDMAN SACHS HIGH YIELD FUND

Statement of Investments
July 31, 2004 (Unaudited)

Principal		Interest		Maturity
Amount •		Rate		Date	Value
USD	3,500,000	9.63%		11/15/2009	$2,703,750
	3,000,000	0.00/11.75§		01/15/2010	2,317,500
	7,000,000	9.92		04/01/2011	5,302,500
	6,000,000	0.00/11.75§		05/15/2011	3,660,000
CSC Holdings, Inc. (BB-/B1)
	7,250,000	8.13		07/15/2009	7,485,625
FrontierVision Holdings LPØ
	3,000,000	11.00		10/15/2006	3,660,000
	7,000,000	11.88		09/15/2007	8,680,000
Mediacom Broadband LLC (B+/B2)
	1,500,000	11.00		07/15/2013	1,545,000
Mediacom LLC (B+/B2)
	4,000,000	9.50		01/15/2013	3,730,000
Ono Finance PLC (CCC-/Caa2)
EUR	2,500,000	14.00		07/15/2010	3,233,332
	2,500,000	10.50	†	05/15/2014	2,819,766
Tele Columbus AG & Co. (B-/B3)†
	7,500,000	9.38		04/15/2012	8,369,065
Telenet Communication N.V. (B-/B3)†
	2,000,000	9.00		12/15/2013	2,418,231
Telenet Group Holding N.V. (CCC+/Caa2)†§
USD	17,000,000	0.00/11.50		06/15/2014	11,007,500

					97,357,894

Media-Non Cable - 0.9%
DIRECTV Holdings LLC (BB-/B1)
	5,000,000	8.38		03/15/2013	5,600,000
Echostar DBS Corp. (BB-/Ba3)
	4,500,000	6.38		10/01/2011	4,455,000
Lamar Media Corp. (B/Ba3)
	2,500,000	7.25		01/01/2013	2,581,250
	500,000	7.25	†	01/01/2013	441,250
Panamsat Corp. (B+/B1)†
	4,250,000	9.00		08/15/2014	4,250,000
PX Escrow Corp. (CCC-/Ca)
	1,000,000	9.63		02/01/2006	840,000

					18,167,500

Metals - 1.2%
AK Steel Corp. (B+/B3)
	500,000	7.88		02/15/2009	473,750
	4,000,000	7.75		06/15/2012	3,700,000
Almatis Holding BV (B-/B3)†
EUR	1,500,000	9.00		07/15/2012	1,822,697
Earle M. Jorgensen Co. (B-/B2)
USD	2,250,000	9.75		06/01/2012	2,475,000
Haynes International, Inc. (Ca)Ø
	1,500,000	11.63		09/01/2004	1,155,000
OM Group, Inc. (B-/Caa1)
	3,500,000	9.25		12/15/2011	3,605,000
UCAR Finance, Inc. (B/B2)
	8,000,000	10.25		02/15/2012	9,000,000
Wolverine Tube, Inc. (B+/B3)
	2,000,000	10.50		04/01/2009	2,160,000

					24,391,447

Packaging - 4.1%
BSN Glasspack Obligation (B/B1)†
EUR	1,750,000	9.25		08/01/2009	2,242,278
Consolidated Container Co. LLC (CCC/B3)†§
USD	1,500,000	0.00/10.75		06/15/2009	1,173,750
Consolidated Container Co. LLC (CCC/Caa2)
	5,000,000	10.13		07/15/2009	4,512,500
Constar International, Inc. (B/Caa1)
	4,000,000	11.00		12/01/2012	3,890,000
Crown Euro Holdings S.A. (B/B2)
	5,000,000	10.88		03/01/2013	5,775,000
Crown Euro Holdings S.A. (B+)
EUR	8,000,000	10.25		03/01/2011	10,779,777
Crown Euro Holdings S.A. (B+/B1)
USD	2,000,000	9.50		03/01/2011	2,200,000
Graham Packaging Co. (CCC+/Caa1)
	3,500,000	5.49	#	01/15/2008	3,465,000
	5,000,000	8.75		01/15/2008	5,100,000
Graham Packaging Co. (CCC+/Caa2)
	8,000,000	10.75		01/15/2009	8,220,000
Impress Group B.V. (B-/B2)
EUR	3,000,000	10.50		05/25/2007	3,735,626
Impress Metal Pack Holdings (CCC+/B3)
DEM	7,500,000	9.88		05/29/2007	4,475,110
Owens Brockway Glass Container (B/B3)
USD	2,500,000	8.25		05/15/2013	2,631,250
Owens Brockway Glass Container (BB-/B2)
	8,000,000	8.88		02/15/2009	8,680,000
Owens-Illinois, Inc. (B/Caa1)
	3,000,000	7.15		05/15/2005	3,075,000
Pliant Corp. (B-/B3)
	4,500,000	11.13		09/01/2009	4,860,000
Pliant Corp. (B-/Caa2)
	7,000,000	13.00		06/01/2010	6,387,500

					81,202,791

Paper - 3.0%
Georgia-Pacific Corp. (BB+/Ba2)
	6,000,000	9.38		02/01/2013	6,930,000
Georgia-Pacific Corp. (BB+/Ba3)
	5,000,000	8.13		05/15/2011	5,575,000
	1,000,000	9.50		12/01/2011	1,192,500
	1,500,000	7.70		06/15/2015	1,616,250
JSG Funding PLC (B/B3)
	2,500,000	9.63		10/01/2012	2,806,250
EUR	7,000,000	10.13		10/01/2012	9,305,980
JSG Funding PLC (B/Caa1)‡
USD	3,260,893	15.50		10/01/2013	3,798,940
Kappa Beheer B.V. (B/B2)
EUR	3,750,000	10.63		07/15/2009	4,748,486
	5,000,000	12.50		07/15/2009	6,436,586
MDP Acquisitions PLC (B/Caa1)‡
	3,913,078	15.50		10/01/2013	5,508,154
Port Townsend Paper Corp. (B/B3)†
USD	6,000,000	11.00		04/15/2011	6,120,000
Tembec Industries, Inc. (BB-/Ba3)
	4,000,000	8.50		02/01/2011	4,120,000

					58,158,146

Pipelines - 4.1%
El Paso CGP Co. (CCC+/Caa1)
	2,000,000	7.63		09/01/2008	1,900,000
	1,000,000	10.75		10/01/2010	1,015,000
	1,000,000	7.75		10/15/2035	785,000
	2,000,000	7.42		02/15/2037	1,540,000
El Paso Corp. (CCC+/Caa1)
EUR	6,000,000	5.75		03/14/2006	6,965,950
	8,000,000	7.13		05/06/2009	8,758,569
USD	3,000,000	7.38		12/15/2012	2,677,500
	6,000,000	7.80		08/01/2031	4,890,000
	3,750,000	7.75		01/15/2032	3,046,875

GOLDMAN SACHS HIGH YIELD FUND

Statement of Investments
July 31, 2004 (Unaudited)

Principal		Interest	Maturity
Amount •		Rate	Date	Value
El Paso Natural Gas Co. (B-/B1)
	$2,875,000	8.63%	01/15/2022	$2,910,937
	2,375,000	7.50	11/15/2026	2,179,063
	5,000,000	8.38	06/15/2032	4,912,500
Southern Natural Gas Co. (B-/B1)
	3,000,000	8.88	03/15/2010	3,292,500
	3,000,000	7.35	02/15/2031	2,700,000
	1,500,000	8.00	03/01/2032	1,428,750
Tennessee Gas Pipeline Co. (B-/B1)
	3,000,000	7.00	10/15/2028	2,640,000
	3,750,000	8.38	06/15/2032	3,740,625
	1,500,000	7.63	04/01/2037	1,376,250
The Williams Cos., Inc. (B+/B3)
	7,375,000	8.13	03/15/2012	8,057,187
	11,000,000	7.88	09/01/2021	11,110,000
	1,000,000	7.50	01/15/2031	945,000
TransMontaigne, Inc. (B/B3)
	3,000,000	9.13	06/01/2010	3,270,000

				80,141,706

Publishing - 4.2%
Advanstar Communications, Inc. (B-/B3)
	4,000,000	10.75	08/15/2010	4,420,000
Advanstar Communications, Inc. (CCC+/Caa2)
	3,750,000	12.00	02/15/2011	3,984,375
Advanstar, Inc.§
	2,875,000	0.00/15.00	10/15/2011	2,443,750
American Lawyer Media, Inc. (CCC/Caa3)
	4,000,000	9.75	12/15/2007	3,880,000
American Media Operations, Inc. (B-/B2)
	2,000,000	8.88	01/15/2011	1,995,000
Dex Media East LLC (B/B2)
	4,750,000	12.13	11/15/2012	5,628,750
Dex Media West LLC (B/Caa1)
	11,000,000	9.88	08/15/2013	12,320,000
Dex Media, Inc. (B/B3)†
	14,000,000	0.00/9.00§	11/15/2013	9,730,000
	1,250,000	8.00	11/15/2013	1,256,250
Houghton Mifflin Co. (B/Caa1)§
	1,000,000	0.00/11.50	10/15/2013	570,000
Merrill Corp. (CCC+/Caa1)#
	1,617,104	12.00	05/01/2009	1,552,420
PEI Holdings, Inc. (B/B1)
	2,261,000	11.00	03/15/2010	2,622,760
Polestar Corp. PLC
GBP	68,885	10.50	05/30/2008	12,531
	298,199	12.50‡	06/30/2011	54,247
Primedia, Inc. (B/B3)
USD	2,750,000	7.63	04/01/2008	2,708,750
	4,000,000	8.88	05/15/2011	3,920,000
	1,000,000	8.00 †	05/15/2013	930,000
Seat Pagine (B/B3)†
EUR	11,000,000	8.00	04/30/2014	12,737,823
WRC Media Corp. (CCC+/Caa2)
USD	2,500,000	12.75	11/15/2009	2,275,000
Yell Finance B.V. (BB-/B1)
	6,388,000	0.00/13.50§	08/01/2011	6,116,510
GBP	1,913,000	10.75	08/01/2011	3,880,240
Ziff Davis Media, Inc. (CC)#
USD	459,485	12.00	08/12/2009	460,059

				83,498,465

Real Estate - 0.4%
CB Richard Ellis Services, Inc. (B+/B1)
	650,000	9.75	05/15/2010	715,000
CB Richard Ellis Services, Inc. (B-/B3)
	4,000,000	11.25	06/15/2011	4,580,000
Crescent Real Estate Equities Ltd. (B/B1)
	2,000,000	9.25	04/15/2009	2,100,000

				7,395,000

Retailers - 1.9%
Ahold Lease USA, Inc. (BB/B1)
	4,500,000	8.62	01/02/2025	4,488,750
Brake Bros. Finance PLC (B-/B3)
GBP	6,500,000	12.00	12/15/2011	13,006,929
General Nutrition Center (B-/B3)†
USD	2,500,000	8.50	12/01/2010	2,550,000
Ingles Markets, Inc. (B+/Ba3)
	4,000,000	8.88	12/01/2011	4,160,000
Jean Coutu Group PJC, Inc. (B/B3)†
	4,000,000	8.50	08/01/2014	3,970,000
Pathmark Stores, Inc. (B/B2)
	1,500,000	8.75	02/01/2012	1,515,000
Rite Aid Corp. (B+/B2)
	2,000,000	9.50	02/15/2011	2,185,000
Rite Aid Corp. (B-/Caa1)
	2,125,000	7.13	01/15/2007	2,172,813
	3,000,000	6.88	08/15/2013	2,737,500

				36,785,992

Technology - 3.7%
Activant Solutions, Inc. (B+/B2)
	3,000,000	10.50	06/15/2011	3,142,500
AMI Semiconductor, Inc. (B/B3)
	4,022,000	10.75	02/01/2013	4,685,630
Amkor Technology, Inc. (B/B1)
	2,000,000	9.25	02/15/2008	1,930,000
	1,000,000	7.75	05/15/2013	852,500
Amkor Technology, Inc. (CCC+/B3)
	1,500,000	5.75	06/01/2006	1,386,900
Avaya, Inc. (B+/B1)
	6,500,000	11.13	04/01/2009	7,605,000
DDI Capital Corp.‡
	2,286,342	16.00	01/01/2009	1,989,117
Global eXchange Services (CCC+/B2)#
	4,000,000	12.00	07/15/2008	3,320,000
Globix Corp.‡
	321,664	11.00	05/01/2008	289,498
Lucent Technologies, Inc. (B/Caa1)
	4,000,000	5.50	11/15/2008	3,780,000
	5,250,000	6.45	03/15/2029	4,003,125
Nortel Networks Corp. (B-/B3)
	2,000,000	4.25	09/01/2008	1,891,520
Nortel Networks Ltd. (B-/B3)
	3,000,000	6.13	02/15/2006	2,992,500
Riverdeep Group Ltd. (B-/B3)†
EUR	3,750,000	9.25	04/15/2011	4,240,928
Syniverse Technology (B-/B3)
USD	5,750,000	12.75	02/01/2009	6,181,250
Telefonaktiebolaget LM Ericsson (BB/B1)
	3,000,000	6.50	05/20/2009	3,090,000
Worldspan LP (B-/B2)
	7,500,000	9.63	06/15/2011	7,612,500
Xerox Capital Trust I (B-/B3)
	5,000,000	8.00	02/01/2027	4,525,000

GOLDMAN SACHS HIGH YIELD FUND

Statement of Investments

July 31, 2004 (Unaudited)

Principal		Interest		Maturity
Amount •		Rate		Date	Value
Xerox Corp. (B+/B1)
EUR	4,000,000	9.75%		01/15/2009	$5,510,199
USD	2,250,000	9.75		01/15/2009	2,565,000
	2,000,000	7.63		06/15/2013	2,047,500

					73,640,667

Telecommunications - 1.7%
Alaska Communications System Holdings (B-/B2)
	2,000,000	9.88		08/15/2011	2,030,000
Carrier1 International S.A.Ø
	2,250,000	13.25		02/15/2009	202,500
Colt Telecom Group PLC (B-/B3)
DEM	3,750,000	8.88		11/30/2007	2,272,156
EUR	2,750,000	7.63		12/15/2009	3,043,843
Eircom Funding (BB-/B1)
	2,000,000	8.25		08/15/2013	2,562,603
Energis PLCØ
USD	4,250,000	9.75		06/15/2009	297,500
Exodus Communications, Inc.Ø
	1,500,000	11.25		07/01/2008	2
EUR	2,500,000	10.75		12/15/2009	30,077
USD	625,000	10.75		12/15/2009	1
	2,000,000	11.63		07/15/2010	2
FairPoint Communications, Inc. (B-/Caa1)#
	1,500,000	5.56		05/01/2008	1,425,000
Jazztel PLC
EUR	377,083	12.00		10/30/2012	362,935
MCI, Inc.
USD	447,000	5.91		05/01/2007	432,472
	447,000	6.69		05/01/2009	411,799
	383,000	7.74		05/01/2014	345,179
PSINet, Inc.Ø
	3,750,000	10.00		02/15/2005	187,500
	1,000,000	11.50		11/01/2008	50,000
	1,000,000	11.00		08/01/2009	50,000
Qwest Capital Funding, Inc. (B/Caa2)
	6,000,000	7.90		08/15/2010	5,340,000
Qwest Communications International, Inc. (B/B3)†
	2,000,000	7.50		02/15/2014	1,865,000
Qwest Corp. (BB-/Ba3)
	4,000,000	9.13	†	03/15/2012	4,390,000
	3,500,000	6.88		09/15/2033	2,887,500
Qwest Services Corp. (B/Caa1)†
	2,000,000	14.00		12/15/2010	2,335,000
	3,088,000	14.50		12/15/2014	3,705,600
RSL Communications PLCØ
	1,000,000	12.25		11/15/2006	10,000
	2,000,000	10.13		03/01/2008	10,000

					34,246,669

Telecommunications-Cellular - 3.8%
AirGate PCS, Inc. (CCC-/Caa1)
	2,133,300	9.38		09/01/2009	2,090,634
Alamosa Delaware, Inc. (CCC/Caa1)
	5,250,000	0.00/12.00§		07/31/2009	5,158,125
	1,787,000	11.00		07/31/2010	1,952,297
	1,000,000	8.50	†	01/31/2012	977,500
American Cellular Corp. (B-/B3)
	5,000,000	10.00		08/01/2011	4,350,000
Centennial Cellular Communications (CCC/Caa1)
	4,500,000	10.13		06/15/2013	4,646,250
Horizon PCS, Inc.Ø
	1,250,000	14.00		10/01/2010	400,000
Horizon PCS, Inc. (CCC/B3)†
	1,125,000	11.38		07/15/2012	1,147,500
IWO Holdings, Inc. (D/Ca)Ø
	3,000,000	14.00		01/15/2011	1,680,000
Nextel Communications, Inc. (BB/Ba3)
	5,500,000	9.50		02/01/2011	6,160,000
	15,000,000	7.38		08/01/2015	15,712,500
Nextel Partners, Inc. (B-/Caa1)
	1,709,000	12.50		11/15/2009	1,990,985
	4,000,000	8.13		07/01/2011	4,160,000
Partner Communications Co. Ltd. (B/B1)
	4,000,000	13.00		08/15/2010	4,600,000
PTC International Finance II S.A. (BB+/Ba3)
	2,500,000	11.25		12/01/2009	2,678,125
Rural Cellular Corp. (CCC/Caa1)
	4,000,000	9.88		02/01/2010	4,000,000
Rural Cellular Corp. (CCC/Caa2)
	5,000,000	9.75		01/15/2010	4,662,500
Triton PCS, Inc. (B+/B2)
	1,500,000	8.50		06/01/2013	1,395,000
Triton PCS, Inc. (B-/B3)
	6,000,000	9.38		02/01/2011	4,830,000
	4,000,000	8.75		11/15/2011	3,090,000

					75,681,416

Textiles - 0.7%
Collins & Aikman Floor Cover (B/Caa1)
	1,750,000	9.75		02/15/2010	1,811,250
Day International Group, Inc. (CCC +/Caa1)
	2,500,000	9.50		03/15/2008	2,475,000
Oxford Industries, Inc. (B/B2)†
	3,500,000	8.88		06/01/2011	3,718,750
Russell Corp. (BB-/B1)
	2,000,000	9.25		05/01/2010	2,140,000
Warnaco, Inc. (B/B2)
	2,500,000	8.88		06/15/2013	2,700,000

					12,845,000

Transportation - 0.2%
Petroleum Helicopters, Inc. (BB-/B1)
	1,250,000	9.38		05/01/2009	1,315,625
Stena AB (BB-/Ba3)
	2,000,000	9.63		12/01/2012	2,201,000
	1,000,000	7.50		11/01/2013	978,150

					4,494,775

TOTAL CORPORATE BONDS					$1,786,458,767

Emerging Market Debt - 1.0%
APP China Group Ltd. (D)†Ø
	$670,000	14.00%		03/15/2010	$100,500
Dominican Republic (CC/B3)
	5,900,000	9.04		01/23/2013	3,864,500
Federal Republic of Brazil (B+/B2)
	900,000	14.50		10/15/2009	1,080,000
	4,400,000	12.00		04/15/2010	4,866,400
	770,000	10.13		05/15/2027	715,330
	3,670,000	12.25		03/06/2030	3,945,250
Indah Kiat Finance Mauritius (D)Ø
	1,240,000	10.00		07/01/2007	623,100
Republic of Argentina (CCC/Caa1)#
	1,400,000	1.23		08/03/2012	940,800

GOLDMAN SACHS HIGH YIELD FUND

Statement of Investments

July 31, 2004 (Unaudited)

Principal		Interest	Maturity
Amount •		Rate	Date	Value
Republic of Venezuela (B-/Caa1)
USD	4,000,000	9.25%	09/15/2027	$3,548,000

TOTAL EMERGING MARKET DEBT				$19,683,880

Shares	Value
Common Stocks *- 1.2%
AirGate PCS, Inc.
50,354	$774,444
Aurora Foods, Inc.
84,126	766
Axiohm Transaction Solutions, Inc.
24,334	243
Birch Telecom, Inc.
6,261	100
Brunner Mond
4,064	253,581
Ceh LLC
3,157	4,261,915
Colt Telecom Group PLC
113,664	85,293
Completel Europe N.V.
3,968	96,671
Dobson Communications Corp.
225,274	601,482
Drax Group Ltd.±
287,000	0
General Chemical Industrial Product, Inc.
539	149,999
Genesis HealthCare Corp.
2,692	72,280
Global Crossing Ltd.
11,608	218,230
Globix Corp.
51,605	165,136
Hayes Lemmerz International, Inc.
45,251	590,526
ICG Communications, Inc.
8,978	5,925
iPCS, Inc.
71,241	1,525,000
Mattress Discounters
6,247	9,370
Mci Inc
57,902	884,743
NeighborCare, Inc.
5,384	138,046
Pathmark Stores, Inc.
33,342	238,062
Polestar Co.
202	4
Polymer Group, Inc.
33,975	448,470
RSL Communications Ltd.
2,881	29
Simonds Industries
8,689	86,890
Telewest Global, Inc.
1,109,866	12,541,486
Thermadyne Holdings Corp.
14,135	212,025
Viasystems Group, Inc.
103,389	360,000
Viatel Holding Ltd.
2,601	2,471
WKI Holding Co., Inc.
13,068	104,544
WRC Media, Inc.†
3,044	61

TOTAL COMMON STOCKS	$23,827,792

	Interest	Maturity
Shares	Rate	Date	Value
Preferred Stocks - 1.1%
Avecia Group PLC (CCC-/Ca)
86,352	16.00%	07/01/2010	$1,187,340
Completel Europe N.V.*
14	14.00	02/15/2009	273
Dobson Communications Corp.†*
3,500	6.00	08/19/2016	365,582
Eagle-Picher Holdings, Inc. (D/Ca)*
200	11.75	03/01/2008	1,750,000
General Nutrition Center (CCC+ )†€‡*
2,750	12.00	12/01/2011	2,970,000
HLI Operating Co., Inc.*
184	8.00	12/31/2049	15,594
Lucent Technologies Capital Trust I (CCC/Caa3)†
1,000	7.75	03/15/2017	1,088,000
Primedia, Inc. (Ca)
77,780	10.00	02/01/2008	7,311,320
River Holding Corp.
7,347	11.50	04/15/2010	661,230
Rural Cellular Corp. (CCC-/C)‡
3,435	12.25	05/15/2011	2,249,973
Song Networks Holding AB*
21,284	0.00/0.00	12/30/2007	55,467
Spanish Broadcasting Systems Incorporated (CCC/Caa2)‡
2,694	10.75	10/15/2013	2,761,350
Ziff Davis Holdings, Inc.*
120	10.00	03/31/2010	6,000

TOTAL PREFERRED STOCKS			$20,422,129

	Expiration
Units	Date	Value
Warrants* - 0.1%
Advanstar Holdings Corp.
2,875	10/15/2011	$57
American Tower Escrow Corp.
2,750	08/01/2008	568,562
ASAT Finance LLC
2,000	11/01/2006	3,000
Asia Pulp & Paper Ltd.
670	03/15/2005	7
Avecia Group PLC
80,000	07/01/2010	85,000
General Chemical Industrial Product, Inc.
311	04/30/2011	0
General Chemical Industrial Product, Inc. Series B
231	04/30/2011	0
Hayes Lemmerz International, Inc.
5,598	06/03/2006	7,837

GOLDMAN SACHS HIGH YIELD FUND

Statement of Investments

July 31, 2004 (Unaudited)

	Expiration
Units	Date	Value
Hmp Equity Hldgs Corp
10,000	05/15/2011	$2,000,000
Horizon PCS, Inc.
2,500	10/01/2010	25
ICG Communications, Inc.
1,487	10/01/2007	15
IWO Holdings, Inc.
3,000	01/15/2011	30
Knology, Inc.
1,750	10/23/2007	17
Mattress Discounters Holding Corp.
750	07/15/2007	8
MDP Acquisitions PLC
2,500	09/30/2013	3,008
2,500	10/01/2013	12,500
Merrill Corp.
4,228	05/01/2009	42
Nycomed Holding
2,229	09/18/2013	27
Ono Finance PLC
6,250	05/31/2009	73
Pliant Corp.
7,000	06/01/2010	70
Thermadyne Holdings Corp.
13,526	05/23/2006	17,584
Ziff Davis Holdings, Inc.
22,000	08/12/2012	2,200

TOTAL WARRANTS		$2,700,062

Principal		Interest	Maturity
Amount		Rate	Date	Value
Repurchase Agreement - 4.1%
Joint Repurchase Agreement Account II¤
USD	80,800,000	1.37%	08/02/2004	$80,800,000
Maturity Value: $80,809,198

TOTAL REPURCHASE AGREEMENT				$80,800,000

TOTAL INVESTMENTS - 98.3%				$1,933,892,630

†	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $274,070,705, which represents approximately 13.9% of net assets as of July 31, 2004.

@	Security is issued with a zero coupon. Income is recognized through the accretion of discount.

§	These securities are issued with a zero coupon or dividend rate which increases to the stated rate at a set date in the future.

•	The principal amount of each security is stated in the currency in which the bond is denominated. See below.

Currency Description	As a % of net assets
DEM = German Mark	0.3
EUR = Euro Currency	15.7
GBP = Great Britain Pound	2.4
USD = United States Dollar	77.5

#	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2004.

‡	Pay-in-kind securities.

*	Non-income producing securities.

€	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest or dividend reset dates.

Ø	Security in default.

±	Security priced as a unit.

The percent shown for each investment category reflects the value of investments in that category as a percentage of net assets.

¤	Joint repurchase agreement was entered in to on July 30, 2004. Pursuant to exemptive relief granted by th e SEC, and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. or their affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At July 31, 2004, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $80,800,000 in principal amount. At July 31, 2004, the following repurchase agreements held in this joint account were fully collateralized by Federal Agency obligations.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value
ABN AMRO, Inc.	$500,000,000	1.37%	08/02/2004	$500,057,083
Banc of America Securities LLC	1,800,000,000	1.37	08/02/2004	1,800,205,500
Barclays Capital PLC	1,000,000,000	1.37	08/02/2004	1,000,114,167
Bear Stearns & Co.	500,000,000	1.37	08/02/2004	500,057,083
Credit Suisse First Boston Corp.	500,000,000	1.37	08/02/2004	500,057,083
Greenwich Capital Markets	400,000,000	1.37	08/02/2004	400,045,667
J.P. Morgan Chase & Co.	502,400,000	1.37	08/02/2004	502,457,357
Morgan Stanley & Co.	400,000,000	1.33	08/02/2004	400,044,333
Morgan Stanley & Co.	1,500,000,000	1.37	08/02/2004	1,500,171,250
UBS LLC	500,000,000	1.34	08/02/2004	500,055,833
UBS LLC	250,000,000	1.37	08/02/2004	250,028,542
Westdeutsche Landesbank AG	700,000,000	1.37	08/02/2004	700,079,917
TOTAL JOINT REPURCHASE
AGREEMENT ACCOUNT II	$8,552,400,000			$8,553,373,815

Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

FORWARD FOREIGN CURRENCY CONTRACTS — At July 31, 2004, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies as follows:

			Unrealized
Open Forward Foreign Currency	Value on
Purchase Contracts	Settlement Date	Current Value	Gain	Loss
Euro
expiring 8/11/2004	$42,860,443	$43,395,988	$535,545	$—
expiring 8/11/2004	42,709,536	42,171,503	—	538,033
Great Britain Pound
expiring 8/11/2004	26,064,605	26,835,565	770,960	—
expiring 8/11/2004	1,022,484	1,016,811	—	5,673

TOTAL OPEN FORWARD FOREIGN CURRENCY PURCHASE CONTRACTS	$112,657,068	$113,419,867	$1,306,505	$543,706

			Unrealized
Open Forward Foreign Currency	Value on
Sale Contracts	Settlement Date	Current Value	Gain	Loss
Euro
expiring 8/11/2004	$405,854,052	$404,656,732	$1,197,320	$—
expiring 8/11/2004	4,326,463	4,414,314	—	87,851
Great Britain Pound
expiring 8/11/2004	86,784,048	88,490,334	—	1,706,286

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS	$496,964,563	$497,561,380	$1,197,320	$1,794,137

The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At July 31, 2004, the Fund had sufficient cash and/or securities to cover any commitments under these contracts.

At July 31, 2004, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$1,890,428,177
Gross unrealized gain	158,349,471
Gross unrealized loss	(114,885,018)

Net unrealized security gain	$43,464,453

GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments

July 31, 2004 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date		Value
Corporate Bonds — 18.3%
Aerospace/Defense — 0.0%
Bombardier, Inc.†
$200,000	6.30%	05/01/2014		$172,631

Airlines — 0.0%
NWA Trust
56,425	8.26%	03/10/2006		53,110

Automotive — 1.2%
Ford Motor Co.
4,300,000	6.63%	10/01/2028		3,762,035
2,610,000	6.38	02/01/2029		2,210,222
Ford Motor Credit Co.
1,250,000	6.88	02/01/2006		1,311,439
5,100,000	7.00	10/01/2013		5,191,066
General Motors Acceptance Corp.
2,150,000	8.00	11/01/2031		2,181,605

				14,656,367
Banks — 3.2%
ANZ Capital Trust I†
5,200,000	5.36%	12/15/2013	±	5,048,488
Astoria Financial Corp.
4,600,000	5.75	10/15/2012		4,652,072
Bank United Corp.
750,000	8.88	05/01/2007		847,517
Fleet Boston Financial Corp.
1,000,000	6.50	03/15/2008		1,083,726
450,000	7.38	12/01/2009		509,730
Greenpoint Financial Corp.
2,750,000	3.20	06/06/2008		2,673,660
HBOS Capital Funding LP#†
6,975,000	6.07	06/30/2014 ±		7,117,562
MIZUHO Financial Group (Cayman)†
3,000,000	5.79	04/15/2014		2,992,902
Popular North America, Inc.
4,500,000	6.13	10/15/2006		4,758,102
Royal Bank of Scotland Group PLC
3,000,000	8.82	03/31/2005	±	3,128,892
Sovereign Bancorp, Inc.
750,000	10.50	11/15/2006		857,880
Sovereign Bank
1,100,000	5.13	03/15/2013		1,056,912
2,550,000	4.38 #	08/01/2013		2,529,804
Union Planters Bank
75,000	5.13	06/15/2007		77,871
Union Planters Corp.
150,000	7.75	03/01/2011		173,118
Washington Mutual, Inc.
1,500,000	8.25	04/01/2010		1,749,654

				39,257,890

Diversified Manufacturing — 0.7%
Tyco International Group SA
1,000,000	6.38%	02/15/2006		1,047,710
1,500,000	6.75	02/15/2011		1,642,200
5,725,000	6.38	10/15/2011		6,138,746

				8,828,656

Electric — 0.7%
Calenergy, Inc.
1,250,000	7.23%	09/15/2005		1,310,789
1,500,000	7.63	10/15/2007		1,653,801
FirstEnergy Corp.
450,000	6.45	11/15/2011		475,980
3,200,000	7.38	11/15/2031		3,457,913
Niagara Mohawk Power Corp.
100,000	5.38	10/01/2004		100,576
Southern California Edison Co.
750,000	6.38	01/15/2006		784,788
TXU Electric Co.
350,000	6.25	10/01/2004		352,466

				8,136,313

Entertainment — 0.2%
Time Warner Entertainment Co. LP
2,175,000	8.38%	03/15/2023		2,519,695

Environmental — 0.2%
Waste Management, Inc.
2,000,000	7.38%	08/01/2010		2,264,832

Food & Beverage — 0.3%
Tyson Foods, Inc.
350,000	7.25%	10/01/2006		375,654
2,425,000	8.25	10/01/2011		2,808,899

				3,184,553

Gaming — 0.7%
Harrahs Operating Co., Inc.
2,475,000	5.50%†	07/01/2010		2,476,309
1,650,000	5.38	12/15/2013		1,571,132
MGM Mirage, Inc.
850,000	8.50	09/15/2010		939,250
Park Place Entertainment Corp.
950,000	8.50	11/15/2006		1,033,125
1,745,000	7.50	09/01/2009		1,902,050

				7,921,866

Health Care — 0.4%
Anthem Insurance Cos., Inc.†
350,000	9.13%	04/01/2010		431,518
HCA, Inc.
1,025,000	6.95	05/01/2012		1,079,830
400,000	6.30	10/01/2012		404,018
3,100,000	6.75	07/15/2013		3,213,448

				5,128,814

Life Insurance — 0.6%
Assurant, Inc.
3,175,000	6.75%	02/15/2034		3,180,023
Hartford Life, Inc.
200,000	7.10	06/15/2007		218,961
Principal Financial Group Australia†
2,750,000	8.20	08/15/2009		3,194,362
Reinsurance Group of America, Inc.
550,000	6.75	12/15/2011		602,471

				7,195,817

Media-Cable — 1.2%
AT&T Broadband Corp.
3,000,000	8.38%	03/15/2013		3,557,313
2,450,000	9.46	11/15/2022		3,187,536
Comcast Cable Communications, Inc.
2,250,000	6.38	01/30/2006		2,358,278
550,000	8.38	05/01/2007		614,667

GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Lenfest Communications, Inc.
$2,000,000	8.38%	11/01/2005	$2,133,798
Rogers Cable, Inc.
2,500,000	5.50	03/15/2014	2,235,925

			14,087,517

Media-Non Cable — 0.9%
Chancellor Media Corp. LA
10,000,000	8.00%	11/01/2008	11,291,200

Non Captive — 0.5%
American General Finance Corp.
250,000	5.75%	03/15/2007	263,734
200,000	2.75	06/15/2008	190,468
GATX Financial Corp.
1,775,000	6.00	11/19/2008	1,815,442
PHH Corp.
3,000,000	7.13	03/01/2013	3,358,728

			5,628,372

Paper — 0.1%
Weyerhaeuser Co.
1,150,000	6.00%	08/01/2006	1,210,229

Pipelines — 0.6%
CenterPoint Energy Resources Corp.
100,000	7.88%	04/01/2013	115,534
6,250,000	5.95	01/15/2014	6,382,818
Panhandle Eastern Pipeline
1,350,000	4.80	08/15/2008	1,352,869

			7,851,221

Property/Casualty Insurance — 2.7%
Ace Ina Holdings, Inc.
350,000	8.30%	08/15/2006	383,921
750,000	5.88	06/15/2014	767,392
Ace Ltd.
6,000,000	6.00	04/01/2007	6,344,328
Arch Capital Group Ltd.
3,200,000	7.35	05/01/2034	3,244,198
CNA Financial Corp.
500,000	6.50	04/15/2005	512,110
1,375,000	6.75	11/15/2006	1,470,782
98,000	6.60	12/15/2008	103,996
300,000	7.25	11/15/2023	304,957
Endurance Specialty Holdings
2,425,000	7.00	07/15/2034	2,410,205
Hartford Financial Services Group, Inc.
2,000,000	7.90	06/15/2010	2,330,918
Liberty Mutual Group†
1,550,000	5.75	03/15/2014	1,509,773
525,000	7.00	03/15/2034	517,854
QBE Insurance Group Ltd.#†
3,900,000	5.65	07/01/2023	3,747,112
SAFECO Corp.
5,000,000	6.88	07/15/2007	5,458,395
400,000	7.25	09/01/2012	452,271
Zurich Capital Trust I†
2,500,000	8.38	06/01/2037	2,780,472

			32,338,684

REITs — 0.9%
EOP Operating LP
1,500,000	7.75%	11/15/2007	1,668,742
First Industrial LP
800,000	5.25	06/15/2009	811,193
iStar Financial, Inc.
3,275,000	5.70	03/01/2014	3,151,958
Liberty Property LP
1,000,000	7.10	08/15/2004	1,001,390
1,100,000	7.25	03/15/2011	1,230,367
Simon Property Group LP
200,000	7.38	01/20/2006	212,240
1,500,000	6.38	11/15/2007	1,611,704
750,000	7.00	06/15/2008	817,449

			10,505,043

Tobacco — 0.4%
Altria Group, Inc.
900,000	5.63%	11/04/2008	910,677
925,000	7.00	11/04/2013	954,836
Philip Morris Companies, Inc.
3,000,000	6.95	06/01/2006	3,136,216

			5,001,729

Wireless Telecommunications — 0.8%
America Movil SA de CV†
5,500,000	4.13%	03/01/2009	5,239,817
800,000	5.50	03/01/2014	748,691
AT&T Wireless Services, Inc.
1,000,000	7.50	05/01/2007	1,099,059
1,750,000	7.88	03/01/2011	2,008,595

			9,096,162

Wirelines Telecommunications — 2.0%
British Telecommunications PLC
1,750,000	8.88%	12/15/2030	2,203,900
Deutsche Telekom International Finance B.V.#
4,450,000	8.75	06/15/2030	5,527,861
France Telecom SA#
3,000,000	8.75	03/01/2011	3,503,634
Qwest Capital Funding, Inc.
1,250,000	7.75	08/15/2006	1,246,875
500,000	7.90	08/15/2010	445,000
Qwest Corp.
300,000	7.20	11/01/2004	303,000
Sprint Capital Corp.
2,000,000	4.78	08/17/2006	2,046,516
800,000	6.00	01/15/2007	840,759
1,700,000	6.88	11/15/2028	1,691,941
Telefonos de Mexico SA de CV
3,750,000	8.25	01/26/2006	4,007,220
TPSA Finance BV†
2,200,000	7.75	12/10/2008	2,443,670

			24,260,376

TOTAL CORPORATE BONDS			$220,591,077
Emerging Market Debt — 0.2%
Pemex Finance Ltd.
$600,000	8.02%	05/15/2007	$635,063
700,000	9.15	11/15/2018	835,691
United Mexican States
976,000	8.30	08/15/2031	1,054,080
512,000	7.50	04/08/2033	511,232

GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

TOTAL EMERGING MARKET DEBT			$3,036,066

Mortgage-Backed Obligations - 45.2%
Adjustable Rate Federal National Mortgage Association (FNMA) # - 1.1%
$192,678	4.50%	03/01/2033	$196,589
4,050,516	4.60	08/01/2035	4,175,468
9,083,756	4.56	07/01/2036	9,365,059

			13,737,116

Adjustable Rate Non-Agency# - 5.4%
Bank of America Mortgage Securities, Inc. Series 2002-H, Class 1A2
1,524,527	5.02%	08/25/2032	1,545,036
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-5, Class 1A1
1,007,643	4.16	08/25/2033	1,002,040
Countrywide Home Loans Series 2003-37, Class 1A1
578,084	3.99	08/15/2033	571,708
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
672,289	5.10	03/25/2033	680,395
CS First Boston Mortgage Securities Corp. Series 2004-AR1, Class 6A1
4,097,067	1.73	02/25/2034	4,101,000
MLCC Mortgage Investors, Inc. Series 2003-A, Class 2A1
6,867,112	1.84	03/25/2028	6,888,480
MLCC Mortgage Investors, Inc. Series 2003-A, Class 2A2
2,395,504	1.59	03/25/2028	2,412,406
MLCC Mortgage Investors, Inc. Series 2003-C, Class A1
5,147,928	1.78	06/25/2028	5,166,691
Sequoia Mortgage Trust Series 2003-1, Class 1A
6,416,565	1.80	04/20/2033	6,434,097
Structured Asset Securities Corp. Series 2003-37A, Class 3A7
12,247,041	4.52	12/25/2033	12,283,782
Structured Asset Securities Corp. Series 2003-40A, Class 3A1
10,090,044	4.62	01/25/2034	10,184,978
Washington Mutual Series 2002-AR06, Class A
4,948,923	2.64	06/25/2042	4,992,400
Washington Mutual Series 2002-AR09, Class 1A
6,803,775	2.64	08/25/2042	6,803,403
Washington Mutual Series 2002-AR19, Class A7
2,194,205	4.68	02/25/2033	2,229,529
			65,295,945

Commercial Mortgage-Backed Securities (CMBS) - 3.4%
Interest Only@ - 1.0%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2001- TOP2, Class X2#†
38,000,000	1.14%	02/15/2035	1,576,301
CS First Boston Mortgage Securities Corp. Series 2002-CKS4, Class ASP#†
29,838,133	1.68	11/15/2036	2,007,641
CS First Boston Mortgage Securities Corp. Series 2002-CP3, Class ASP#†
25,500,000	1.52	07/15/2035	1,423,004
GE Capital Commercial Mortgage Corp. Series 2003-C1, Class X2#†
25,161,786	1.30	01/10/2038	1,106,588
Greenwich Capital Commercial Funding Corp. Series 2003-C1, Class XP#†
11,000,000	2.37	07/05/2035	968,297
Greenwich Capital Commercial Funding Corp. Series 2003-C2, Class XP#†
15,750,000	1.34	01/05/2036	735,052
LB-UBS Commercial Mortgage Trust Series 2002-C2, Class XCP#†
37,500,000	1.37	07/15/2035	1,867,196
LB-UBS Commercial Mortgage Trust Series 2002-C7, Class XCP#†
47,190,000	1.19	01/15/2036	1,864,713

			11,548,792

Sequential Fixed Rate CMBS - 2.4%
Asset Securitization Corp. Series 1997-D4, Class A1D
875,282	7.49%	04/14/2029	950,181
Commercial Mortgage Acceptance Corp. Series 1997-ML1, Class A3
2,800,000	6.57	12/15/2030	3,006,015
CS First Boston Mortgage Securities Corp. Series 1997-C2, Class A3
10,000,000	6.55	01/17/2035	10,744,448
First Union-Lehman Brothers Commercial Mortgage Services Series 1997-C1, Class A3
4,816,128	7.38	04/18/2029	5,209,485
First Union-Lehman Brothers Commercial Mortgage Services Series 1997-C2, Class A3
916,524	6.65	11/18/2029	981,093
Merrill Lynch Mortgage Investors, Inc. Series 1998-C2, Class A2
3,383,211	6.39	02/15/2030	3,563,184
Merrill Lynch Mortgage Investors, Inc. Series 1999-C1, Class A2
4,500,000	7.56	11/15/2031	4,946,284

			29,400,690

TOTAL CMBS			$40,949,482

Federal Home Loan Mortgage Corp. (FHLMC) - 14.1%
229,086	6.00%	04/01/2009	240,834
65,468	5.50	07/01/2013	67,530
452,950	5.50	12/01/2013	467,220
5,515,260	6.50	12/01/2013	5,822,173
147,083	5.50	02/01/2014	151,617
78,262	5.50	06/01/2014	80,675
134,523	5.50	09/01/2014	138,670
9,342	7.00	10/01/2014	9,886
3,712,644	6.00	12/01/2014	3,861,150
86,282	7.00	05/01/2015	91,307
259,787	8.00	07/01/2015	277,514
22,266	7.00	02/01/2016	23,564
103,930	7.00	03/01/2016	109,989
1,670,363	7.50	05/01/2016	1,777,801
9,249	7.00	10/01/2017	9,830
163,079	7.00	06/01/2026	172,700
490,750	7.50	03/01/2027	525,058

GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

$116,421	7.50%	12/01/2030	$124,455
105,614	7.50	01/01/2031	112,903
150,000,000	6.50	TBA-30Yr ¥	156,750,000

			170,814,876

Federal National Mortgage Association (FNMA) - 15.0%
317,544	6.50%	11/01/2009	337,633
1,129,412	6.50	10/01/2010	1,198,148
2,401,206	6.50	06/01/2011	2,549,272
1,253,932	6.50	01/01/2013	1,327,428
270,458	6.50	10/01/2013	286,166
653,741	8.50	10/01/2015	707,801
31,705	7.00	01/01/2016	33,598
212,036	6.00	08/01/2018	219,258
1,452,474	6.50	06/01/2019	1,520,713
5,833	6.50	02/01/2026	6,095
59,021	6.50	08/01/2026	61,672
8,905	6.50	09/01/2027	9,304
4,544	6.50	11/01/2027	4,748
18,383	6.50	04/01/2028	19,264
27,481	7.50	03/01/2029	29,318
79,754	7.50	08/01/2029	85,085
10,175	7.50	09/01/2029	10,855
4,624	7.50	11/01/2029	4,933
333,803	7.50	12/01/2030	356,377
193,215	8.00	01/01/2031	208,253
138,098	8.00	02/01/2031	148,911
2,350,352	7.00	03/01/2031	2,481,426
912,905	6.50	09/01/2031	954,413
1,270,978	6.50	10/01/2031	1,328,826
2,709,686	6.50	11/01/2031	2,833,143
5,260,376	6.50	01/01/2032	5,500,539
965,632	7.00	07/01/2032	1,018,579
18,000,000	5.00	TBA-30Yr ¥	18,129,384
27,000,000	5.50	TBA-30Yr ¥	27,725,625
107,000,000	6.50	TBA-30Yr ¥	111,647,866

			180,744,633

Government National Mortgage Association (GNMA) - 0.0%
102,657	6.50%	01/15/2028	107,490
73,352	6.50	02/15/2028	76,806
53,638	6.50	03/15/2028	56,163

			240,459

Collateralized Mortgage Obligations (CMOs) - 6.2%
Interest Only@ - 0.4%
ABN AMRO Mortgage Corp. Series 2003-5, Class A2
9,393,094	5.50%	04/25/2033	736,512
Countrywide Funding Corp. Series 2003-42, Class 2X1#
5,892,868	0.39	10/25/2033	38,093
CS First Boston Mortgage Securities Corp. Series 2003-08, Class 3A2
1,807,857	5.50	04/25/2033	110,502
CS First Boston Mortgage Securities Corp. Series 2003-10, Class 3A13
1,488,752	5.75	05/25/2033	78,025
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
1,541,057	5.50	06/25/2033	103,870
CS First Boston Mortgage Securities Corp. Series 2002-AR20, Class 2X#
9,130,743	0.60	08/25/2033	72,782
CS First Boston Mortgage Securities Corp. Series 2002-AR31, Class 5X#
9,153,382	0.98	11/25/2032	48,962
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X#
8,722,608	0.78	07/25/2033	96,501
FHLMC Series 2542, Class NU
880,680	5.50	05/15/2022	148,752
FNMA Series 2003-36, Class IO
6,046,992	5.50	12/25/2031	784,589
FNMA Series 2003-46, Class PI
11,644,147	5.50	11/25/2027	1,592,877
GNMA REMIC Trust Series 2002-79, Class IP
779,562	6.00	06/20/2028	14,319
Washington Mutual Series 2003-AR04, Class X1#
10,395,415	1.18	01/25/2008	91,460
Washington Mutual Series 2003-AR05, Class X1#
27,011,560	0.76	02/25/2008	260,332
Washington Mutual Series 2003-AR06, Class X2
20,539,568	0.37	05/25/2008	100,438
Washington Mutual Series 2003-AR07, Class X#
32,884,255	0.97	06/25/2008	308,783
Washington Mutual Series 2003-AR12, Class X#
23,025,316	0.53	02/25/2034	124,814
Wells Fargo Mortgage Backed Securities Trust Series 2003-G, Class AI0#
20,022,832	0.78	06/25/2033	258,094

			4,969,705

Inverse Floater# - 0.6%
FHLMC Series 1544, Class M
171,393	15.47%	07/15/2008	187,614
FNMA Series 1993-072, Class SA
76,534	17.56	05/25/2008	87,318
FNMA Series 1993-093, Class SA
120,317	19.15	05/25/2008	137,588
FNMA Series 1993-095, Class SE
91,166	20.63	06/25/2008	108,725
FNMA Series 1993-135, Class S
140,482	13.93	07/25/2008	153,987
FNMA Series 1993-175, Class SA
739,001	12.44	09/25/2008	811,246
GNMA Series 2001-48, Class SA
431,744	21.97	10/16/2031	512,395
GNMA Series 2001-51, Class SA
838,915	26.48	10/16/2031	1,060,602
GNMA Series 2001-51, Class SB
866,976	21.97	10/16/2031	1,025,358
GNMA Series 2001-59, Class SA
152,293	21.81	11/16/2024	180,383
GNMA Series 2001-62, Class SB
184,511	21.48	11/16/2027	214,005
GNMA Series 2002-11, Class SA
460,443	31.08	02/16/2032	612,117
GNMA Series 2002-13, Class SB
1,078,555	31.08	02/16/2032	1,492,293
Morgan Stanley Mortgage Trust Series 40, Class 16
864,979	10.57	01/20/2022	924,891

			7,508,522

GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

IOette@# - 0.0%
FNMA Series 1992-24, Class N
$1,650	789.00%	03/25/2007	$13,553

Planned Amortization Class (PAC) CMOs - 2.9%
FNMA Series 1993-078, Class H
1,785,306	6.50%	06/25/2008	1,862,488
FNMA Series 1993-201, Class K
6,527,531	6.50	01/25/2023	6,602,215
FNMA Series 1999-1, Class PG
12,000,000	6.50	04/25/2028	12,357,903
FNMA Series 1999-51, Class LG
2,108,321	6.50	12/25/2028	2,141,372
FNMA Series 2001-48, Class PD
1,000,000	6.50	06/25/2020	1,033,965
FNMA Series 2001-57, Class PC
3,937,008	6.50	09/25/2030	3,978,311
GNMA Series 2001-60, Class PK
1,590,254	6.00	09/20/2028	1,597,230
GNMA Series 2001-62, Class PB
2,092,780	6.00	09/20/2027	2,093,057
GNMA Series 2002-1, Class PB
1,102,968	6.00	02/20/2029	1,111,456
GNMA Series 2002-3, Class LE
1,392,190	6.50	08/20/2030	1,404,602

			34,182,599

Planned Amortization — Interest Only@ - 0.0%
FNMA Series 1993-11, Class M
143,463	7.50%	02/25/2008	8,021

Regular Floater CMOs# - 0.2%
FHLMC Series 1537, Class F
762,254	2.76%	06/15/2008	766,860
FNMA REMIC Trust Series 1993-175, Class FA
1,596,242	3.81	09/25/2008	1,619,141

			2,386,001

Sequential Fixed Rate CMOs - 2.1%
Bank of America Mortgage Securities, Inc. Series 2002-9, Class 3A1
226,976	6.00%	10/25/2017	227,590
FHLMC Series 2145, Class KA
372,515	6.35	09/15/2026	373,334
FHLMC Series 2367, Class BC
3,736,184	6.00	04/15/2016	3,814,995
FNMA Series 2001-M2, Class C
5,904,377	6.30	09/25/2015	6,300,634
FNMA Series 2002-63, Class KB
4,290,624	4.75	02/25/2014	4,344,729
Residential Accredit Loans, Inc. Series 1998-QS14, Class A6
2,455,169	6.75	10/25/2028	2,452,113
Residential Accredit Loans, Inc. Series 2001-QS4, Class A4
7,524,586	7.00	04/25/2031	7,694,158

			25,207,553

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)
			74,275,954

TOTAL MORTGAGE-BACKED-OBLIGATIONS			$546,058,465

Agency Debentures - 13.9%
Federal Home Loan Bank
10,000,000	2.75%	05/15/2006	9,983,920
10,000,000	3.50	05/15/2007	10,041,010
5,000,000	5.38	05/15/2009	5,263,219
Federal Home Loan Mortgage Corp.
6,000,000	2.85	02/23/2007	5,944,806
27,000,000	6.63	09/15/2009	30,045,389
28,000,000	7.00	03/15/2010	31,762,713
Federal National Mortgage Association
100,000	6.00	12/15/2005	104,699
4,800,000	2.10	04/19/2006	4,749,686
10,000,000	3.01	06/02/2006	10,002,230
20,000,000	6.63	10/15/2007	21,890,920
6,000,000	3.88	12/01/2008	5,979,732
15,000,000	6.63	09/15/2009	16,684,578
12,800,000	7.25	01/15/2010	14,647,936
Small Business Administration
1,322,084	6.30	06/01/2018	1,400,063

TOTAL AGENCY DEBENTURES			$168,500,901

Asset-Backed Securities - 8.7%
Credit Card - 2.0%
Capital One Multi-Asset Execution Trust Series 2003-A1, Class A1#
24,841,000	1.77%	01/15/2009	$24,948,480

Home Equity - 5.8%
Aames Mortgage Trust Series 2000-2, Class A6F
876,292	7.18%	11/25/2028	923,474
Amortizing Residential Collateral Trust Series 2002-BC1M, Class A#
4,481,263	1.73	01/01/2032	4,479,820
Amortizing Residential Collateral Trust Series 2002-BC3M, Class A#
816,383	1.72	06/25/2032	816,884
AQ Finance NIM Trust Series 2002-N2A†
90,548	8.90	05/25/2032	90,653
AQ Finance NIM Trust Series 2003-N6#†
2,646,629	1.75	05/25/2010	2,646,494
ARC Net Interest Margin Trust Series 2002-6, Class A†
72,631	7.75	09/27/2032	72,999
ContiMortgage Home Equity Loan Trust Series 1999-1, Class A7
165,873	6.47	12/25/2013	170,375
Countrywide Home Equity Loan Trust Series 2002-E, Class A#
9,956,731	1.64	10/15/2028	9,955,177
Countrywide Home Equity Loan Trust Series 2003-D, Class A#
15,276,146	1.64	06/15/2029	15,260,800
First Franklin NIM Trust Series 2002-FF1, Class A†
44,436	7.87	04/25/2032	44,378
HFC Home Equity Loan Asset Backed Certificates Series 2002-2, Class A#
4,648,578	1.72	04/20/2032	4,657,318
HFC Home Equity Loan Asset Backed Certificates Series 2002-3, Class A#

GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

$5,374,025	1.87%	07/20/2032	$5,384,033
Household Home Equity Loan Trust Series 2003-1, Class A#
7,186,080	1.77	10/20/2032	7,193,638
Impac CMB Trust Series 2004-3, Class 1A#
11,460,048	1.70	06/25/2034	11,425,860
Indy Mac Home Equity ABS, Inc. Series 2002-B, Class AV#
3,012,270	1.90	10/25/2033	3,020,271
Long Beach Asset Holdings Corp. Series 2003-3, Class N1†
336,175	7.26	07/25/2033	338,873
Novastar NIM Trust Series 2003 N-1†
358,665	7.39	09/28/2033	358,549
Sail Net Interest Margin Notes Series 2003-05, Class A†
500,903	7.35	06/27/2033	505,867
Sail Net Interest Margin Notes Series 2003-12A, Class A†
620,885	7.35	11/27/2033	619,145
Sail Net Interest Margin Notes Series 2003-13A, Class A†
772,762	6.75	11/27/2033	778,467
Sail Net Interest Margin Notes Series 2003-BC1A, Class A†
273,035	7.75	01/27/2033	275,774
Saxon Asset Securities Trust Series 2003-1, Class AV2#
1,011,565	1.77	06/25/2033	1,012,672

			70,031,521

Manufactured Housing - 0.3%
Mid-State Trust Series 4, Class A
3,222,762	8.33%	04/01/2030	3,528,782

Utilities - 0.6%
Massachusetts RRB Special Purpose Trust Series 1999-1, Class A5
6,150,000	7.03%	03/15/2012	6,857,070

TOTAL ASSET-BACKED SECURITIES			$105,365,853

U.S. Treasury Obligations - 20.2%
United States Treasury Interest-Only Stripped Securities@
28,000,000	0.00	02/15/2012	$20,161,961
27,750,000	0.00	05/15/2012	19,668,701
43,500,000	0.00	05/15/2014	27,320,044
3,000,000	0.00	05/15/2016	1,660,893
20,000,000	0.00	05/15/2017	10,361,580
11,600,000	0.00	05/15/2023	4,111,388
United States Treasury Principal-Only Stripped Securities•
300,000	0.00	11/15/2004	298,689
43,700,000	0.00	05/15/2017	22,778,188
560,000	0.00	05/15/2018	273,745
6,000,000	0.00	05/15/2020	2,571,420
5,800,000	0.00	08/15/2020	2,441,139
3,200,000	0.00	05/15/2021	1,275,104
4,900,000	0.00	02/15/2025	1,575,938
6,800,000	0.00	08/15/2025	2,125,748
250,000	0.00	08/15/2027	69,890
United States Treasury Bonds
2,200,000	8.50	02/15/2020	3,011,998
1,900,000	7.13	02/15/2023	2,331,657
4,550,000	6.88^	08/15/2025	5,480,612
United States Treasury Notes
47,700,000	2.50	05/31/2006	47,606,842
150,000	7.00	07/15/2006	162,270
9,000,000	2.63^	11/15/2006	8,960,976
18,200,000	3.88	05/15/2009	18,365,656
41,600,000	3.63	07/15/2009	41,476,490

TOTAL U.S. TREASURY OBLIGATIONS			$244,090,929

Repurchase Agreement - 15.6%
Joint Repurchase Agreement Account II ¤
$187,900,000	1.37%	08/02/2004	$187,900,000
Maturity Value: $187,921,389

TOTAL REPURCHASE AGREEMENT			$187,900,000

TOTAL INVESTMENTS - 122.1% $			1 ,475,543,291

†	Securities are exempt from registration under rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $55,701,151, which represent approximately 4.6% of net assets as of July 31, 2004.

#	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2004.

¥	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate (generally +/- 2.5%) principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

@	Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.

^	A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

•	Security is issued with a zero coupon. Income is recognized through the accretion of discount.

±	Perpetual Maturity. Maturity date presented represents the next call date.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS ENHANCED INCOME FUND

Statement of Investments

July 31, 2004 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — 36.5%
Banks — 11.8%
Bank of America Corp.
	$9,500,000	6.38%	05/15/2005	$9,794,386
BB&T Corp.
	15,000,000	6.38 #	06/30/2005	15,524,760
Credit Suisse FB USA, Inc.
	13,500,000	4.70	06/01/2009	13,654,967
FleetBoston Financial Corp.
	8,000,000	7.25	09/15/2005	8,420,181
Golden West Financial Corp.
	3,200,000	5.50	08/08/2006	3,359,456
HSBC USA, Inc.
	10,000,000	7.00	11/01/2006	10,785,844
Nordea Bank Finland PLC
	2,500,000	6.50	01/15/2006	2,629,451
Santander Financial Issuances
	2,565,000	7.25	05/30/2006	2,749,082
Wachovia Corp.
	6,250,000	6.88	09/15/2005	6,547,377
	3,009,000	7.50	07/15/2006	3,252,795
Washington Mutual, Inc.
	4,118,000	7.50	08/15/2006	4,461,180
Wells Fargo & Co.
	3,800,000	7.25	08/24/2005	3,990,778
	3,325,000	6.75	10/01/2006	3,587,213

				88,757,470
Brokerage — 1.3%
Lehman Brothers, Inc.
	2,100,000	7.63%	06/01/2006	2,269,322
Morgan Stanley Group, Inc.
	7,500,000	5.80	04/01/2007	7,933,955

				10,203,277
Electric — 1.1%
Singapore Power Ltd.
	1,500,000	7.25%	04/28/2005	1,550,181
Singapore Power Ltd.†
	6,500,000	3.80	10/22/2008	6,402,383

				7,952,564
Food & Beverage — 1.8%
Nabisco, Inc.
	11,500,000	6.85%	06/15/2005	11,871,117
Sara Lee Corp.
	1,500,000	6.40	06/09/2005	1,546,638

				13,417,755
Life Insurance — 7.1%
AXA Financial, Inc.
	4,000,000	9.00%	12/15/2004	4,096,708
Equitable Life Assurance Society†
	7,080,000	6.95	12/01/2005	7,468,019
Jackson National Life Insurance Co.†
	2,000,000	5.25	03/15/2007	2,105,418
Lincoln National Corp.
	3,750,000	7.25	05/15/2005	3,898,732
Metropolitan Life Insurance Co.†
	16,290,000	7.00	11/01/2005	17,090,621
Monumental Global Funding II†
	5,000,000	6.05	01/19/2006	5,232,300
Monumental Global Funding III†
	4,390,000	5.20	01/30/2007	4,601,493
Prudential Insurance Co.†
	8,450,000	6.38	07/23/2006	8,953,620

				53,446,911
Noncaptive-Consumer — 3.8%
American General Finance Corp.
	17,500,000	4.50%	11/15/2007	17,844,066
Countrywide Home Loans, Inc.
	5,500,000	1.80 #	06/02/2006	5,527,412
Household Finance Corp.
	5,000,000	5.75	01/30/2007	5,274,615

				28,646,093
Property/Casualty Insurance — 2.5%
ACE INA Holdings, Inc.
	2,000,000	8.20%	08/15/2004	2,003,950
	2,000,000	8.30	08/15/2006	2,193,834
ACE Ltd.
	6,487,000	6.00	04/01/2007	6,859,276
The Hartford Financial Services Group, Inc.
	7,815,000	7.75	06/15/2005	8,149,271

				19,206,331
Tobacco — 0.3%
UST, Inc.
	2,050,000	8.80%	03/15/2005	2,123,669
Wireless Telecommunications — 2.6%
Verizon Wireless Capital LLC
	9,250,000	5.38%	12/15/2006	9,698,816
Vodafone Group PLC
	10,000,000	7.63	02/15/2005	10,291,880

				19,990,696
Wirelines Telecommunications — 4.2%
British Telecom PLC
	13,000,000	1.00%	12/15/2005	13,868,335
Telefonica Europe BV
	7,500,000	7.35	09/15/2005	7,887,315
Verizon Global Funding Corp.
	2,000,000	7.60	03/15/2007	2,190,159
	7,000,000	6.13	06/15/2007	7,476,671

				31,422,480
TOTAL CORPORATE BONDS				$275,167,246
Agency Debentures — 40.1%
African Development Bank
	$1,000,000	6.75%	10/01/2004	$1,007,177
Dexia Municipal Agency
	5,000,000	5.13	09/11/2006	5,191,910
European Investment Bank
	5,000,000	8.25	12/20/2004	5,120,035
Federal Farm Credit Bank
	4,500,000	5.40	05/10/2006	4,698,108
	6,500,000	6.60	07/07/2006	6,951,048
	15,350,000	3.63	03/09/2009	15,047,221
Federal Home Loan Bank
	15,000,000	1.72	01/23/2006	14,795,610
	18,000,000	1.50 #	08/30/2006	17,678,664

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Federal Home Loan Mortgage Corp.
	$10,000,000	2.50%	12/15/2005	$9,940,610
	10,628,000	Zero Coupon•	01/15/2006	10, 233,818
	8,800,000	2.14	02/24/2006	8,729,705
	5,000,000	2.27	04/28/2006	4,957,780
	12,000,000	2.75	05/05/2006	11,948,681
	6,550,000	6.75	05/30/2006	7,005,784
	11,725,000	2.50	08/24/2006	11,619,780
	10,000,000	3.00	12/15/2006	9,922,840
	11,628,000	Zero Coupon•	01/15/2007	10,756,621
	15,000,000	3.00	01/30/2007	14,910,078
	16,000,000	3.00	07/27/2007	15,762,541
	10,000,000	2.00 #	11/17/2006	9,997,990
Federal National Mortgage Association
	20,000,000	3.00	11/01/2005	20,037,860
	5,000,000	3.75	08/09/2006	5,001,760
	5,000,000	3.51	08/23/2006	5,003,530
	5,245,000	5.13	02/14/2007	5,329,151
	30,000,000	5.42	04/04/2007	30,643,689
	7,000,000	6.52	07/11/2007	7,612,045
Financing Corp. (FICO) Strip•
	3,073,000	Zero Coupon	04/05/2006	2,933,452
	7,644,000	Zero Coupon	04/01/2007	6,972,681
Inter-American Development Bank
	9,000,000	3.53	05/25/2005	9,096,514
	1,000,000	6.25	04/15/2006	1,057,180
KFW International Finance, Inc.
	4,650,000	8.25	11/30/2004	4,745,660
Oesterreich Federal Financing Agency
	3,000,000	7.38	05/11/2005	3,116,805
Private Export Funding
	4,000,000	7.95	11/01/2006	4,057,028
TOTAL AGENCY DEBENTURES				$301,883,356
Asset-Backed Securities — 25.8%
Auto — 22.3%
AESOP Funding II LLC Series 2003-3A, Class A1†
	$20,000,000	2.75%	07/20/2007	$19,895,400
AmeriCredit Automobile Receivables Trust Series 2002-B, Class A3
	7,493,723	3.78	02/12/2007	7,532,998
BMW Vehicle Owner Trust Series 2002-A, Class A4
	9,000,000	4.46	05/25/2007	9,137,435
Capital One Auto Finance Trust Series 2002-B, Class A3A
	28,110,533	2.71	10/16/2006	28,205,381
DaimlerChrysler Auto Trust Series 2000-D, Class A4
	6,766,345	6.70	03/08/2006	6,798,392
DaimlerChrysler Auto Trust Series 2001-D, Class A3
	1,764,669	3.15	11/06/2005	1,766,205
Drive Auto Receivables Trust Series 2002-1, Class A3†
	17,491,142	3.68	09/15/2006	17,622,325
Duck Auto Grantor Trust Series 2002-A, Class A†§
	2,272,457	4.16	02/15/2007	2,276,008
Franklin Auto Trust Series 2002-1, Class A3
	3,319,122	3.74	11/20/2006	3,329,494
Household Automotive Trust Series 2002-1, Class A3
	22,172,004	3.75	09/18/2006	22,300,601
Long Beach Auto Receivables Trust Series 2001-A, Class
A3†	537,016	5.20	03/13/2006	537,520
Long Beach Auto Receivables Trust Series 2001-B, Class
A3†	4,848,750	3.94	10/13/2006	4,876,024
Onyx Acceptance Auto Trust Series 2002-A, Class A3
	782,561	3.75	04/15/2006	783,544
Onyx Acceptance Auto Trust Series 2002-C, Class A3
	7,476,627	3.29	09/15/2006	7,504,941
Union Acceptance Corp. Series 2000-A, Class A4§
	1,523,959	7.44	04/10/2006	1,526,048
WFS Financial Owner Trust Series 2002-1, Class A3A
	11,896,377	4.15	12/20/2006	11,966,935
WFS Financial Owner Trust Series 2002-2, Class A3
	21,479,631	3.81	02/20/2007	21,597,761

				167,657,012
Equipment — 3.5%
Ikon Receivables LLC Series 2002-1, Class A3
	9,455,919	3.90%	10/15/2006	9,503,855
Ikon Receivables LLC Series 2003-1, Class A3B
	17,197,255	2.33	12/17/2007	17,199,492

				26,703,347
Student Loans — 0.0%
Union Financial Services-1, Inc. Series 1998-A, Class
A8	83,200	5.50%	09/01/2005	83,786
TOTAL ASSET-BACKED SECURITIES				$194,444,145
TOTAL INVESTMENTS				$771,494,747

The accompanying notes are an integral part of these financial statements.

†	Securities are exempt from registration under rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $97,061,131, which represents approximately 12.9% of net assets as of July 31, 2004.

#	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2004.

§	These securities are issued with a zero coupon which increases to the stated rate at a set date in the future.

•	Security issued with a zero coupon. Income is recognized through the accretion of discount.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

FUTURES CONTRACTS — At July 31, 2004 the following futures contracts were open as follows:

	Number of
	Contracts Long	Settlement		Unrealized
Type	(Short)	Month	Market Value	Gain (Loss)
Eurodollar	420	September 2004	$102,963,000	$(555,488)
Eurodollar	513	December 2004	125,223,300	(119,645)
Eurodollar	330	March 2005	80,223,000	(30,243)
Eurodollar	57	June 2005	13,803,975	(3,044)
Eurodollar	(174)	December 2005	(41,857,875)	20,740
Eurodollar	(180)	March 2006	(43,200,000)	12,930
2 Year U.S. Treasury Notes	(1,126)	September 2004	(237,726,750)	(939,089)
5 Year U.S. Treasury Notes	(986)	September 2004	(107,967,000)	(1,443,256)
10 Year U.S. Treasury Notes	40	September 2004	4,428,750	100,826

			$(104,109,600)	$(2,956,269)

At July 31, 2004 $ 800,000 was segregated as collateral for the futures initial margin requirement.

At July 31, 2004, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$768,484,018
Gross unrealized gain	6,530,354
Gross unrealized loss	(3,519,625)
Net unrealized security gain	$3,010,729

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Statement of Investments

July 31, 2004 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Corporate Bonds - 89.3%
Aerospace/Defense - 0.3%
Bombardier Capital, Inc. †
$125,000	6.13%	06/29/2006	$124,844

Automotive - 5.7%
DaimlerChrysler NA Holding Corp.
100,000	4.05%	06/04/2008	99,086
400,000	6.50	11/15/2013	416,628
Ford Motor Co.
325,000	6.63	10/01/2028	284,340
250,000	6.38	02/01/2029	211,707
Ford Motor Credit Co.
100,000	6.88	02/01/2006	104,915
525,000	7.00	10/01/2013	534,374
General Motors Acceptance Corp.
500,000	6.88	09/15/2011	513,284
50,000	8.00	11/01/2031	50,735

			2,215,069

Banks - 20.6%
ANZ Capital Trust I †
275,000	4.48%	01/15/2010 ±	270,071
375,000	5.36	12/15/2013 ±	364,073
Astoria Financial Corp.
125,000	5.75	10/15/2012	126,415
Bank of America Corp.
175,000	7.50	09/15/2006	189,706
250,000	7.40	01/15/2011	284,983
Bank United Corp.
200,000	8.88	05/01/2007	226,005
Citigroup, Inc.
350,000	7.25	10/01/2010	397,812
Credit Suisse First Boston London †
100,000	7.90	05/01/2007 ±	110,335
Credit Suisse First Boston USA, Inc.
400,000	4.70	06/01/2009	404,592
250,000	6.13	11/15/2011	265,652
Danske Bank A/S #†
300,000	7.40	06/15/2010	329,830
Fleet Boston Financial Corp.
260,000	6.50	03/15/2008	281,769
Greenpoint Financial Corp.
300,000	3.20	06/06/2008	291,672
HBOS Capital Funding LP#†
200,000	6.07	06/30/2014 ±	204,088
HSBC Capital Funding LP #†
875,000	4.61	06/27/2013 ±	808,536
J.P. Morgan Chase & Co.
400,000	6.63	03/15/2012	436,188
MIZUHO Financial Group (Cayman) †
700,000	5.79	04/15/2014	698,344
PNC Funding Corp.
125,000	6.88	07/15/2007	136,179
Popular North America, Inc.
156,000	6.13	10/15/2006	164,948
370,000	4.25	04/01/2008	374,222
150,000	3.88	10/01/2008	147,558
Republic New York Corp.
69,000	5.88	10/15/2008	73,138
Royal Bank of Scotland Group PLC
200,000	8.82	03/31/2005 ±	208,593
250,000	7.38 #	04/01/2006 ±	266,201
Sovereign Bancorp, Inc.
200,000	10.50	11/15/2006	228,768
Sovereign Bank #
230,000	4.38	08/01/2013	228,178
Union Planters Bank
125,000	5.13	06/15/2007	129,785
Union Planters Corp.
160,000	7.75	03/01/2011	184,659
Washington Mutual Bank FA
50,000	6.88	06/15/2011	55,249
Washington Mutual, Inc.
175,000	5.63	01/15/2007	183,746

			8,071,295

Brokerage - 2.4%
Bear Stearns Co., Inc.
175,000	5.70%	01/15/2007	184,346
Lehman Brothers Holdings, Inc.
150,000	7.88	08/15/2010	173,859
Morgan Stanley
550,000	6.60	04/01/2012	597,335

			955,540

Chemicals - 0.5%
Eastman Chemical Co.
170,000	7.25%	01/15/2024	181,224

Consumer Cyclical Services - 0.7%
Cendant Corp.
250,000	6.25%	01/15/2008	267,792

Diversified Manufacturing - 2.1%
Tyco International Group Participation Certificate†
250,000	4.44%	06/15/2007	252,005
Tyco International Group SA
125,000	5.80	08/01/2006	130,751
400,000	6.38	10/15/2011	428,908

			811,664

Electric - 4.3%
Calenergy, Inc.
175,000	7.63%	10/15/2007	192,943
280,000	7.52	09/15/2008	310,961
CE Electric UK Funding Co. †
150,000	6.85	12/30/2004	152,075
Centerpoint Energy
100,000	5.88	06/01/2008	103,740
FirstEnergy Corp.
175,000	5.50	11/15/2006	182,125
50,000	6.45	11/15/2011	52,887
250,000	7.38	11/15/2031	270,150
MidAmerican Energy Holdings Co.
150,000	5.88	10/01/2012	153,920
Nisource Finance Corp.
150,000	6.15	03/01/2013	157,387
Southern California Edison Co.
100,000	6.38	01/15/2006	104,638

			1,680,826

Entertainment - 0.7%
Time Warner Entertainment Co. LP
250,000	8.38%	03/15/2023	289,620

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Environmental - 1.4%
Waste Management, In c.
$475,000	7.38%	08/01/2010	$537,898

Food & Beverage - 3.1%
Cargill, Inc. †
300,000	3.63%	03/04/2009	291,163
Kraft Foods, Inc.
275,000	5.63	11/01/2011	283,555
Nabisco, Inc.
125,000	7.05	07/15/2007	136,231
Tyson Foods, Inc.
325,000	7.25	10/01/2006	348,821
125,000	8.25	10/01/2011	144,789

			1,204,559

Gaming - 1.1%
Harrahs Operating Co., Inc.
100,000	7.13%	06/01/2007	107,566
200,000	5.50 †	07/01/2010	200,106
125,000	5.38	12/15/2013	119,025

			426,697

Health Care - 1.2%
Anthem, Inc.
75,000	4.88%	08/01/2005	76,387
HCA, Inc.
200,000	5.25	11/06/2008	200,815
200,000	6.30	10/01/2012	202,009

			479,211

Independent - 0.2%
XTO Energy, Inc.
100,000	4.90%	02/01/2014	95,894

Integrated - 1.3%
Amerada Hess Corp.
500,000	7.13%	03/15/2033	509,499

Life Insurance - 3.7%
Assurant, Inc.
300,000	6.75%	02/15/2034	300,475
Hartford Financial Services Group, Inc.
25,000	2.38	06/01/2006	24,666
Hartford Life, Inc.
225,000	7.10	06/15/2007	246,332
John Hancock Financial Services, Inc.
250,000	5.63	12/01/2008	264,299
Principal Life Global Funding I †
100,000	3.63	04/30/2008	99,319
Prudential Funding LLC †
475,000	6.60	05/15/2008	521,663

			1,456,754

Lodging - 0.5%
Hilton Hotels Corp.
175,000	7.63%	12/01/2012	193,156

Media-Cable - 3.6%
AT&T Broadband Corp.
625,000	8.38%	03/15/2013	741,107
Comcast Cable Communications Holdings, Inc.
215,000	9.46	11/15/2022	279,723
Comcast Corp.
25,000	8.38	11/01/2005	26,672
Rogers Cable, Inc.
300,000	5.50	03/15/2014	268,311
TCI Communications, Inc.
75,000	8.00	08/01/2005	78,720

			1,394,533

Media-Non Cable - 1.8%
Clear Channel Communications, Inc.
625,000	8.00%	11/01/2008	705,700

Noncaptive — Financial - 6.0%
American General Finance Corp.
517,000	4.50%	11/15/2007	527,165
275,000	2.75	06/15/2008	261,894
Capital One Bank
125,000	6.50	06/13/2013	130,578
Countrywide Home Loan, Inc.
500,000	5.63	05/15/2007	524,764
200,000	3.25	05/21/2008	193,679
GATX Financial Corp.
125,000	6.00	11/19/2008	127,848
General Electric Capital Corp.
200,000	6.00	06/15/2012	213,525
PHH Corp.
75,000	6.00	03/01/2008	79,458
250,000	7.13	03/01/2013	279,894

			2,338,805

Oil Field Services - 0.4%
Transocean, Inc.
150,000	6.75%	04/15/2005	153,643

Paper - 0.1%
Weyerhaeuser Co.
50,000	6.00%	08/01/2006	52,619

Pipelines - 1.6%
CenterPoint Energy Resources Corp.
75,000	7.88%	04/01/2013	86,651
400,000	5.95	01/15/2014	408,500
Panhandle Eastern Pipeline
150,000	4.80	08/15/2008	150,319

			645,470

Property/Casualty Insurance - 7.9%
ACE Capital Trust II
150,000	9.70%	04/01/2030	200,052
ACE INA Holdings, Inc.
175,000	8.30	08/15/2006	191,960
100,000	5.88	06/15/2014	102,319
Ace Ltd.
375,000	6.00	04/01/2007	396,521
Arch Capital Group Ltd.
375,000	7.35	05/01/2034	380,180
CNA Financial Corp.
250,000	6.60	12/15/2008	265,295
125,000	6.95	01/15/2018	127,983
Endurance Specialty Holding
225,000	7.00	07/15/2034	223,627
Hartford Financial Services Group, Inc.
100,000	6.38	11/01/2008	108,811
Liberty Mutual Group †
125,000	5.75	03/15/2014	121,756
50,000	7.00	03/15/2034	49,319

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
QBE Insurance Group Ltd. #†
$550,000	5.65%	07/01/2023	$528,439
SAFECO Corp.
224,000	6.88	07/15/2007	244,536
Zurich Capital Trust I †
125,000	8.38	06/01/2037	139,024

			3,079,822

REITs - 3.5%
EOP Operating LP
150,000	7.75%	11/15/2007	166,874
First Industrial LP
75,000	5.25	06/15/2009	76,049
iStar Financial, Inc.
350,000	5.70	03/01/2014	336,851
Liberty Property LP
225,000	7.75	04/15/2009	256,621
Simon Property Group LP
100,000	7.38	01/20/2006	106,120
25,000	7.13	09/20/2007	27,526
200,000	7.00	06/15/2008	217,987
150,000	7.75	01/20/2011	171,989

			1,360,017

Supermarkets - 0.3%
Albertson’s, Inc.
100,000	7.50%	02/15/2011	113,250

Tobacco - 2.0%
Altria Group, Inc.
350,000	7.00%	11/04/2013	361,289
Imperial Tobacco Overseas BV
200,000	7.13	04/01/2009	219,107
UST, Inc.
200,000	8.80	03/15/2005	207,187

			787,583

Wireless Telecommunications - 2.7%
America Movil SA de CV †
350,000	4.13%	03/01/2009	333,443
50,000	5.50	03/01/2014	46,793
AT&T Wireless Services, Inc.
200,000	7.50	05/01/2007	219,812
150,000	8.75	03/01/2031	187,035
TeleCorp PCS, Inc.
75,000	10.63	07/15/2010	84,318
Vodafone Group PLC
150,000	7.88	02/15/2030	180,125

			1,051,526

Wirelines Telecommunications - 9.6%
British Telecommunications PLC
400,000	8.88%	12/15/2030	503,748
Citizens Communications Co.
175,000	8.50	05/15/2006	186,978
Deutsche Telekom International Finance BV
610,000	8.25	06/15/2030	757,752
France Telecom SA
200,000	7.20	03/01/2006	213,945
175,000	8.13	01/28/2033	270,021
Sprint Capital Corp.
250,000	4.78	08/17/2006	255,815
100,000	6.00	01/15/2007	105,095
375,000	6.88	11/15/2028	373,222
Telefonica Europe BV
145,000	7.35	09/15/2005	152,488
Telefonos de Mexico SA de CV
325,000	8.25	01/26/2006	347,292
150,000	4.50	11/19/2008	147,040
TPSA Finance BV †
300,000	7.75	12/10/2008	333,228
Verizon Global Funding Corp.
100,000	4.38	06/01/2013	93,233

			3,739,857

TOTAL CORPORATE BONDS			$34,924,367

Emerging Market Debt - 0.6%
Korea Development Bank
$150,000	5.75%	09/10/2013	$151,635
United Mexican States
22,000	8.30	08/15/2031	23,760
44,000	7.50	04/08/2033	43,934

TOTAL EMERGING MARKET DEBT			$219,329

U.S. Treasury Obligations - 1.3%
United States Treasury Note
$500,000	2.50%	05/31/2006	$499,023

TOTAL U.S. TREASURY OBLIGATIONS			$499,023

Repurchase Agreement - 8.2%
Joint Repurchase Agreement Account II¤
$3,200,000	1.37%	08/02/2004	$3,200,000
Maturity Value: $3,200,364

TOTAL REPURCHASE AGREEMENT			$3,200,000

TOTAL INVESTMENTS - 99.4%			$38,842,719

†	Securities are exempt from registration under rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $5,978,454, which represents approximately 15.3% of net assets as of July 31, 2004.

#	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2004.

±	Perpetual Maturity. Maturity date presented represents the next call date.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

¤	Joint repurchase agreement was entered into on July 30, 2004. Pursuant to exemptive relief granted by the SEC, and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. or their affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At July 31, 2004, Investment Grade Credit Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $3,200,000 in principal amount. At July 31, 2004, the following repurchase agreements held in this joint account were fully collateralized by Federal Agency obligations.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value
ABN AMRO, Inc.	$500,000,000	1.37%	08/02/2004	$500,057,083
Banc of America Securities LLC	1,800,000,000	1.37	08/02/2004	1,800,205,500
Barclays Capital PLC	1,000,000,000	1.37	08/02/2004	1,000,114,167
Bear Stearns & Co.	500,000,000	1.37	08/02/2004	500,057,083
Credit Suisse First Boston Corp.	500,000,000	1.37	08/02/2004	500,057,083
Greenwich Capital Markets	400,000,000	1.37	08/02/2004	400,045,667
J.P. Morgan Chase & Co.	502,400,000	1.37	08/02/2004	502,457,357
Morgan Stanley & Co.	400,000,000	1.33	08/02/2004	400,044,333
Morgan Stanley & Co.	1,500,000,000	1.37	08/02/2004	1,500,171,250
UBS LLC	500,000,000	1.34	08/02/2004	500,055,833
UBS LLC	250,000,000	1.37	08/02/2004	250,028,542
Westdeutsche Landesbank AG	700,000,000	1.37	08/02/2004	700,079,917

TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT II	$8,552,400,000			$8,553,373,815

Investment Abbreviations:
REIT-Real Estate Investment Trust

FORWARD FOREIGN CURRENCY CONTRACTS — At July 31, 2004, The Fund had outstanding forward foreign currency exchange contract to sell foreign currency as follows:

			Unrealized
Open Forward Foreign	Value on
Currency Sale Contract	Settlement Date	Current Value	Gain	Loss
Euro
expiring 8/25/04	$268,345	$268,043	$302	$—

FUTURES CONTRACTS — At July 31, 2004, the following futures contracts were open as follows:

	Number of
	Contracts Long	Settlement		Unrealized
Type	(Short)	Month	Market Value	Gain (Loss)
U.S. Treasury Bonds	12	September 2004	$1,298,625	$31,156
2 Year U.S. Treasury Notes	6	September 2004	1,266,750	5,212
5 Year U.S. Treasury Notes	13	September 2004	1,423,500	15,961
10 Year U.S. Treasury Notes	3	September 2004	332,156	(118)
10 Year Germany Federal Bonds	(4)	September 2004	(379,852)	(7,228)
10 Year Interest Rate Swap	(2)	September 2004	(215,188)	(7,367)

			$3,725,991	$37,616

At July 31, 2004, $75,000 was segregated as collateral for the futures initial margin requirement.

At July 31, 2004, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$39,225,696

Gross unrealized gain	112,205
Gross unrealized loss	(495,182)

Net unrealized security loss	$(382,977)

GOLDMAN SACHS U.S. MORTGAGES FUND

     Statement of Investments

     July 31, 2004 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 98.8%
Adjustable Rate Federal National Mortgage Association (FNMA) # — 6.6%
$88,417	3.07%	07/01/2022	$90,279
87,241	2.96	07/01/2027	89,167
182,897	2.96	11/01/2027	186,934
68,692	2.96	01/01/2031	70,202
90,489	2.96	06/01/2032	92,425
86,347	3.07	08/01/2032	88,198
181,173	3.07	05/01/2033	184,901
8,170,158	4.52	05/01/2033	8,241,655
1,503,763	4.90	06/01/2033	1,528,604
1,412,524	3.32	07/01/2033	1,404,993
1,741,250	3.87	11/01/2033	1,757,930
832,597	3.82	12/01/2033	839,635
1,761,652	4.38	12/01/2033	1,760,619
88,473	2.96	11/01/2035	90,312
347,705	2.96	12/01/2037	355,006
173,519	2.96	01/01/2038	177,179
190,642	2.96	11/01/2040	194,696

			17,152,735

Adjustable Rate Non-Agency# — 2.6%
Structured Adjustable Rate Mortgage Loan Series 2004-6, Class 3A2
2,945,489	4.82%	06/25/2034	2,954,697
Structured Asset Securities Corp. Series 2003-37A, Class 3A7
816,469	4.52	12/25/2033	818,919
Structured Asset Securities Corp. Series 2003-40A, Class 3A1
244,114	4.62	01/25/2034	246,411
Wells Fargo Mortgage Backed Securities Trust Series 2003-G, Class A1
2,810,222	4.10	06/25/2033	2,726,542

			6,746,569

Commercial Mortgage-Backed Securities (CMBS) — 0.6%
Interest Only@ — 0.6%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T10, Class X2#†
6,500,000	1.27%	03/13/2040	378,458
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-C1, Class X2#†
6,500,000	1.13	01/15/2038	315,621
LB-UBS Commercial Mortgage Trust Series 2003-C5, Class XCP#†
9,300,000	1.21	04/15/2037	363,452
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2#†
7,000,000	1.55	02/11/2036	483,003

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)			1,540,534

Federal Home Loan Mortgage Corp. (FHLMC) — 29.6%
656,881	7.00%	04/01/2031	695,466
3,110,236	7.00	04/01/2032	3,300,500
6,533,108	7.00	05/01/2032	6,915,096
1,558,073	6.00	05/01/2033	1,599,298
2,976,502	6.00	03/01/2034	3,055,134
10,000,000	5.50	TBA-15Yr ¥	10,262,500
49,000,000	6.50	TBA-30Yr ¥	51,205,000

			77,032,994

Federal National Mortgage Association (FNMA) — 54.4%
19,799	5.50%	04/01/2016	20,386
18,731	5.50	08/01/2016	19,286
231,050	5.50	11/01/2016	237,900
193,545	5.50	12/01/2016	199,283
257,457	5.50	01/01/2017	265,090
14,333	6.00	02/01/2018	14,882
4,558,971	5.00	05/01/2018	4,598,864
190,195	6.00	05/01/2018	197,474
2,808,876	5.00	06/01/2018	2,835,680
68,443	6.50	07/01/2018	71,871
166,926	6.50	09/01/2018	175,286
1,022,641	6.00	11/01/2018	1,061,783
235,876	6.50	11/01/2018	247,689
1,568,704	6.00	12/01/2018	1,628,746
1,330,355	6.00	01/01/2019	1,381,276
129,005	6.50	01/01/2019	135,465
38,809	6.50	03/01/2019	40,724
471,595	6.00	04/01/2019	490,847
165,433	6.50	04/01/2019	173,600
91,910	6.00	05/01/2019	95,329
696,668	6.50	07/01/2021	729,116
390,639	7.00	09/01/2021	414,288
1,335,147	7.00	06/01/2022	1,415,584
549,470	7.00	07/01/2022	582,574
1,000,204	6.50	03/01/2032	1,046,009
30,623,566	5.00	03/01/2034	29,948,407
33,000,000	5.00	TBA-15Yr ¥	33,237,204
13,000,000	5.50	TBA-15Yr ¥	13,349,375
45,000,000	6.50	TBA-30Yr ¥	46,954,710

			141,568,728

Collateralized Mortgage Obligations (CMOs) — 5.0%
Interest Only@ — 0.3%
ABN AMRO Mortgage Corp. Series 2003-8, Class A2
641,490	5.50%	06/25/2033	97,307
CS First Boston Mortgage Securities Corp. Series 2003-08, Class 3A2
34,766	5.50	04/25/2033	2,125
CS First Boston Mortgage Securities Corp. Series 2003-10, Class 3A13
31,676	5.75	05/25/2033	1,660
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
149,135	5.50	06/25/2033	10,052
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
641,486	5.25	07/25/2033	84,819
FHLMC Series 2541, Class QI
275,406	6.00	01/15/2029	14,444
FHLMC Series 2575, Class IB
576,302	5.50	08/15/2030	89,284
FHLMC Series 2620, Class IO
907,041	5.50	08/15/2031	127,902
FNMA Series 2003-36, Class IO
889,263	5.50	12/25/2031	115,381

GOLDMAN SACHS U.S. MORTGAGES FUND

     Statement of Investments (continued)

     July 31, 2004 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Master Adjustable Rate Mortgages Trust Series 2003-6, Class 1A1X#
$4,445,810	1.90%	12/25/2033	$38,158
Washington Mutual Series 2003-AR4, Class X1#
799,647	1.18	01/25/2008	7,035
Washington Mutual Series 2003-AR12, Class X#
1,850,910	0.53	02/25/2034	10,033
Washington Mutual Series 2003-S3, Class 1A41
1,502,936	5.50	06/25/2033	114,835

			713,035

Sequential Fixed Rate CMOs — 4.7%
CS First Boston Mortgage Securities Corp. Series 2002-5, Class PPA1
370,117	6.50%	03/25/2032	385,744
FHLMC Series 1703, Class GC
2,500,000	6.50	04/15/2009	2,664,703
FHLMC Series 1823, Class A
2,000,000	6.50	08/15/2023	2,072,329
FHLMC Series 2456, Class VH
1,000,000	6.00	03/15/2020	1,062,983
FNMA REMIC Trust Series 1993-101, Class PJ
1,000,000	7.00	06/25/2008	1,052,051
FNMA REMIC Trust Series 2001-62, Class VF
500,000	6.00	07/25/2019	517,615
FNMA Series 2002-24, Class AE
2,000,000	6.00	04/25/2016	2,035,523
GNMA REMIC Trust Series 2002-40, Class ZE
2,289,191	6.50	12/20/2030	2,350,450

			12,141,398

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)			12,854,433

TOTAL MORTGAGE-BACKED OBLIGATIONS			$256,895,993

Asset-Backed Securities — 3.7%
Home Equity — 3.7%
Countrywide Home Equity Loan Trust Series 2003-D, Class A#
$1,490,356	1.64%	06/15/2029	$1,488,859
Impac CMB Trust Series 2004-2, Class A1#
1,382,917	1.71	04/25/2034	1,383,636
Impac CMB Trust Series 2004-6, Class 1A2#
2,994,749	1.84	10/25/2034	2,991,803
Residential Asset Mortgage Products, Inc. Series 2004-RZ1, Class AII#
1,929,061	1.69	03/25/2034	1,929,001
Residential Funding Mortgage Securities Series 2004-HS2, Class AII#
1,934,246	1.56	06/25/2029	1,934,246

TOTAL-ASSET-BACKED-SECURITIES			$9,727,545

U.S. Treasury Obligations — 1.1%
United States Treasury Interest-Only Stripped Securities@
$400,000	0.00	05/15/2014	$251,219
United States Treasury Principal-Only Stripped Securities•
200,000	0.00	05/15/2017	104,248
200,000	0.00	11/15/2022	73,314
United States Treasury Bond
2,400,000	4.75	05/15/2014	2,451,468

TOTAL U.S.TREASURY OBLIGATIONS			$2,880,249

Repurchase Agreement — 54.1%
Joint Repurchase Agreement Account II¤
$140,700,000	1.37%	08/02/2004	$140,700,000
Maturity Value: $140,716,016

TOTAL REPURCHASE AGREEMENT			$140,700,000

TOTAL-INVESTMENTS — 157.7%			$410,203,787

†	Securities are exempt from registration under rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $1,540,534, which represents approximately 0.6% of net assets as of July 31, 2004.

#	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2004.

¥	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate (generally +/- 2.5%) principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

@	Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.

•	Security issued with a zero coupon. Income is recognized through the accretion of discount.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

¤	Joint repurchase agreement was entered in to on July 30, 2004. Pursuant to exemptive relief granted by th e SEC, and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. or their affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.
At July 30, 2004, U.S. Mortgages Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $140,700,000 in principal amount. At July 30, 2004, the following repurchase agreements held in this joint account were fully collateralized by Federal Agency obligations.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value
ABN AMRO, Inc.	$500,000,000	1.37%	08/02/2004	$500,057,083
Banc of America Securities LLC	1,800,000,000	1.37	08/02/2004	1,800,205,500
Barclays Capital PLC	1,000,000,000	1.37	08/02/2004	1,000,114,167
Bear Stearns & Co.	500,000,000	1.37	08/02/2004	500,057,083
Credit Suisse First Boston Corp.	500,000,000	1.37	08/02/2004	500,057,083
Greenwich Capital Markets	400,000,000	1.37	08/02/2004	400,045,667
J.P. Morgan Chase & Co.	502,400,000	1.37	08/02/2004	502,457,357
Morgan Stanley & Co.	400,000,000	1.33	08/02/2004	400,044,333
Morgan Stanley & Co.	1,500,000,000	1.37	08/02/2004	1,500,171,250
UBS LLC	500,000,000	1.34	08/02/2004	500,055,833
UBS LLC	250,000,000	1.37	08/02/2004	250,028,542
Westdeutsche Landesbank AG	700,000,000	1.37	08/02/2004	700,079,917

TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT II	$8,552,400,000			$8,553,373,815

Investment Abbreviations:
REMIC—Real Estate Mortgage Investment Conduit

FUTURES CONTRACTS - At July 31, 2004 the following futures contracts were open as follows:

	Number of
	Contracts Long	Settlement		Unrealized
Type	(Short)	Month	Market Value	Gain (Loss)
U.S. Treasury Bonds	90	September 2004	$9,739,688	$211,283
2 Year U.S. Treasury Notes	(15)	September 2004	(3,166,875)	(13,206)
5 Year U.S. Treasury Notes	74	September 2004	8,103,000	102,746
10 Year U.S. Treasury Notes	115	September 2004	12,732,656	212,208

			$27,408,469	$513,031

At July 31, 2004, the fund segregated cash of $250,000 as collateral for futures transactions.

At July 31, 2004, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$409,849,530

Gross unrealized gain	1,281,819
Gross unrealized loss	(927,562)

Net unrealized security gain	$354,257

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Statement of Investments

July 31, 2004 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 69.3%
Adjustable Rate Federal Home Loan Mortgage Corp. (FHLMC) # — 1.4%
$1,203,068	5.58%	11/01/2018	$1,217,143
4,068,081	3.86	11/01/2019	4,138,987
2,681,004	6.88	11/01/2019	2,762,507
2,595,802	6.46	08/01/2028	2,681,982
1,353,252	3.25	05/01/2029	1,398,562
1,693,188	3.31	12/01/2030	1,755,994
403,685	3.10	02/01/2031	404,500
6,237,844	3.89	09/01/2033	6,130,041
2,195,598	5.84	05/01/2035	2,252,052

			22,741,768
Adjustable Rate Federal National Mortgage Association (FNMA) # — 15.8%
488,496	3.11%	03/01/2017	500,798
1,848,757	6.65	04/01/2017	1,909,766
122,435	3.12	11/01/2017	125,349
2,983,662	3.20	07/01/2018	3,042,851
630,318	3.45	08/01/2018	646,441
431,172	3.00	10/01/2018	435,954
898,595	3.36	10/01/2018	920,463
25,616	2.90	11/01/2018	25,814
459,228	3.11	01/01/2019	468,471
897,770	3.20	03/01/2019	915,565
1,679,624	4.01	04/01/2019	1,708,124
1,177,138	3.05	05/01/2019	1,202,206
2,972,546	3.12	05/01/2019	3,047,552
866,774	3.35	06/01/2019	884,417
563,231	3.50	06/01/2019	577,334
556,546	6.18	07/01/2019	573,460
901,392	3.36	08/01/2019	923,849
1,099,150	4.26	08/01/2019	1,118,030
70,521	3.28	09/01/2019	72,122
106,830	3.85	09/01/2019	108,864
171,622	3.34	11/01/2019	175,111
4,843,392	3.68	11/01/2019	5,018,722
99,381	3.34	04/01/2020	101,908
2,150,852	5.63	05/01/2020	2,227,143
1,325,424	3.10	06/01/2020	1,358,157
426,091	3.45	06/01/2020	436,485
693,783	3.36	11/01/2020	711,074
1,526,721	2.23	12/25/2020	1,524,100
810,094	3.57	03/01/2021	829,858
201,126	3.63	12/01/2021	206,946
2,596,375	3.53	01/01/2022	2,654,002
150,793	6.32	02/01/2022	156,660
330,594	4.42	05/20/2022	334,430
11,749,288	2.62	12/01/2022	11,939,114
637,932	2.95	02/01/2023	655,218
34,010	6.23	12/01/2023	34,591
2,164,772	3.16	01/01/2024	2,230,094
1,839,778	3.05	03/01/2024	1,893,744
12,741,666	3.32	04/01/2024	12,975,312
1,828,220	4.38	06/20/2024	1,849,437
645,813	5.09	01/01/2025	660,919
228,147	7.08	10/01/2025	238,502
4,459,860	1.72	03/25/2027	4,397,662
40,380	6.37	01/01/2028	41,478
1,400,809	3.72	01/01/2029	1,431,083
2,871,259	3.77	05/01/2030	2,933,937
1,756,276	5.81	05/01/2031	1,824,223
838,175	4.01	06/01/2031	851,310
4,631,410	5.67	07/01/2031	4,740,770
2,161,091	4.28	08/01/2031	2,210,732
707,042	6.23	08/01/2031	730,208
2,223,083	6.30	08/01/2031	2,290,470
3,789,127	5.70	11/01/2031	3,872,565
1,117,489	5.68	12/01/2031	1,142,231
1,683,238	6.21	01/01/2032	1,740,885
2,792,611	6.27	01/01/2032	2,877,262
1,367,031	6.22	02/01/2032	1,408,726
4,596,000	6.13	03/01/2032	4,671,261
940,946	6.17	03/01/2032	964,413
782,211	5.26	05/01/2032	796,120
1,494,427	5.97	07/01/2032	1,528,994
1,596,461	4.81	09/01/2032	1,630,309
1,496,141	5.02	10/01/2032	1,530,204
2,760,421	4.95	12/01/2032	2,801,156
3,516,133	4.66	01/01/2033	3,603,691
1,876,730	5.02	01/01/2033	1,911,245
6,731,219	5.00	02/01/2033	6,779,752
5,895,051	4.50	03/01/2033	6,014,703
35,359,479	4.76	03/01/2033	35,921,085
1,258,896	4.79	04/01/2033	1,291,758
25,969,480	3.89	05/01/2033	25,509,738
13,868,959	4.54	05/01/2033	14,153,532
3,024,749	4.75	05/01/2033	3,095,692
7,340,348	3.88	07/01/2033	7,332,104
37,512,463	3.99	04/01/2034	38,489,485
3,312,841	5.80	07/01/2040	3,398,790

			261,336,531
Adjustable Rate Government National Mortgage Association (GNMA) # — 2.4%
40,000,000	4.50%	08/01/2034	39,687,500
Adjustable Rate Non-Agency# — 8.8%
Bank of America Mortgage Securities Series 2002-J, Class A2
2,827,063	4.88%	09/25/2032	2,843,559
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
10,202,970	5.10	03/25/2033	10,326,003
Indy Mac Index Mortgage Loan Trust Series 2004-AR4, Class 1A
5,948,294	4.82	08/25/2034	6,015,213
Merrill Lynch Mortgage Investors, Inc. Series 2002-A2, Class 2A
1,126,741	5.95	05/25/2032	1,128,387
Sequoia Mortgage Trust Series 2004-7, Class A1
48,000,000	2.92	07/20/2034	49,108,675
Sequoia Mortgage Trust Series 8, Class 1A2
1,313,118	3.46	08/20/2032	1,317,811
Sequoia Mortgage Trust Series 8, Class 3A
19,268,474	3.06	08/20/2032	19,191,978
Washington Mutual Series 2002-AR6, Class A
11,013,927	2.64	06/25/2042	11,110,686
Washington Mutual Series 2002-AR7, Class A6
5,487,731	5.53	07/25/2032	5,522,332
Washington Mutual Series 2002-AR9, Class 1A
20,635,420	2.64	08/25/2042	20,634,293

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Washington Mutual Series 2004-AR2, Class A
$17,765,651	2.64%	04/25/2044	$17,756,591

			144,955,528
Commercial Mortgage-Backed Securities (CMBS) — 1.0%
Interest Only@ — 1.0%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2001-TOP2, Class X2#†
142,041,083	1.14%	02/15/2035	5,892,091
Greenwich Capital Commercial Funding Corp. Series 2003-C2, Class XP#†
35,933,000	1.14	01/05/2036	1,676,993
Salomon Brothers Mortgage Securities VII Series 2002-Key2, Class X2#†
88,598,000	2.04	03/18/2036	8,673,957

			16,243,041
Federal Home Loan Mortgage Corp. (FHLMC) — 5.9%
5,699,601	7.00%	02/01/2009	6,040,019
4,523,400	6.00	03/01/2009	4,755,378
3,125,088	7.00	03/01/2009	3,311,407
7,367,223	7.00	04/01/2009	7,808,013
3,300,209	7.00	05/01/2009	3,496,970
2,709,473	7.00	06/01/2009	2,871,014
2,748,175	7.50	06/01/2009	2,914,406
538,373	6.50	03/01/2013	568,332
805,254	6.50	04/01/2013	850,064
430,871	6.50	05/01/2013	454,848
880,530	6.50	06/01/2013	929,529
8,112,520	8.00	12/01/2015	8,672,771
1,388,181	6.00	05/01/2017	1,449,906
1,822,459	7.00	04/01/2021	1,933,246
872,287	7.00	08/01/2021	925,313
6,865,179	7.00	03/01/2022	7,280,689
2,496,216	7.00	05/01/2022	2,647,297
10,472,126	7.00	06/01/2022	11,105,944
148,040	7.00	12/01/2025	156,774
1,221,273	7.00	12/01/2030	1,288,493
1,011,202	7.00	01/01/2031	1,066,731
5,621,056	6.50	03/01/2033	5,869,424
21,000,000	6.50	TBA-30 Yr ¥	21,945,000

			98,341,568
Federal National Mortgage Association (FNMA) — 15.3%
5,475	6.00%	04/01/2008	5,755
390,798	6.00	08/01/2008	410,803
378,085	6.00	09/01/2008	397,439
100,366	6.00	10/01/2008	105,503
1,910	6.00	11/01/2008	2,008
160,797	6.00	12/01/2008	169,028
338,311	6.00	01/01/2009	355,628
2,732	6.00	02/01/2009	2,872
592,291	6.00	05/01/2009	622,669
10,147	6.00	12/01/2009	10,667
2,107,490	6.00	01/01/2011	2,215,370
4,717,831	6.00	09/01/2011	4,925,887
5,697,792	6.00	01/01/2012	5,949,654
1,469,120	6.50	01/01/2012	1,558,247
14,836,524	6.00	03/01/2012	15,493,324
7,193,511	6.00	04/01/2012	7,512,232
3,589,385	6.50	04/01/2012	3,799,986
9,675,698	6.00	05/01/2012	10,104,646
1,625,308	6.50	05/01/2012	1,720,673
7,688,524	6.00	06/01/2012	8,029,574
1,894,098	6.50	06/01/2012	2,005,268
69,463,143	5.50	01/01/2013	71,428,820
426,260	6.00	04/01/2013	432,065
3,534,510	8.00	01/01/2016	3,775,060
3,670,313	6.50	03/01/2017	3,880,140
1,335,538	7.00	03/01/2017	1,415,481
770,798	7.00	05/01/2017	816,937
16,049,192	5.50	03/01/2018	16,505,588
1,929,047	5.50	04/01/2018	1,983,904
967,630	7.00	07/01/2021	1,022,219
1,240,484	7.00	11/01/2021	1,310,467
822,534	7.00	12/01/2021	868,937
1,111,124	7.00	01/01/2022	1,173,809
206,281	7.00	02/01/2022	217,919
886,617	7.00	01/01/2028	937,583
14,455,791	7.00	03/01/2032	15,248,431
27,756,115	7.00	04/01/2032	29,278,040
9,656,315	7.00	07/01/2032	10,185,791
1,972,784	6.50	12/01/2032	2,057,320
9,559,393	6.50	03/01/2033	9,971,443
5,339,827	6.50	04/01/2033	5,569,996
8,199,809	7.00	04/01/2033	8,645,964

			252,123,147
Government National Mortgage Association (GNMA) — 0.0%
111,551	7.00%	12/15/2025	119,122
447,044	7.00	04/15/2026	477,320

			596,442
Collateralized Mortgage Obligations (CMOs) — 18.7%
Interest Only@ — 0.1%
FHLMC Series 2586, Class NX
4,878,765	4.50%	08/15/2016	649,298
FHLMC Series 2587, Class IG
5,679,474	4.50	10/15/2016	747,590
FNMA REMIC Trust Series 1990-145, Class B
3,752	1,004.96	12/25/2020	77,663

			1,474,551
Inverse Floater# — 0.3%
FHLMC Series 1606, Class SC
3,797,190	18.65%	11/15/2008	4,376,714
FNMA Series 1996-20, Class SB
3,490,709	14.82	10/25/2008	657,217
GNMA REMIC Trust Series 2001-62, Class SB
109,715	21.48	11/16/2027	127,253

			5,161,184
Inverse Floating Rate — Interest Only#@ — 0.1%
FNMA Series 1996-40, Class SG
3,744,493	16.59%	03/25/2009	801,093
Planned Amortization Class (PAC) CMOs — 4.7%
FHLMC Series 1364, Class K
1,246,287	5.00%	09/15/2007	1,262,347
FHLMC Series 1377, Class H

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
$2,908,316	6.00%	09/15/2007	$2,949,211
FHLMC Series 1415, Class N
2,955,738	6.75	11/15/2007	3,027,712
FHLMC Series 1445, Class K
130,730	7.00	10/15/2007	130,974
FHLMC Series 1680, Class PJ
2,804,000	6.50	02/15/2023	2,917,413
FHLMC Series 1692, Class PJ
1,450,979	6.50	04/15/2023	1,470,464
FHLMC Series 1703, Class GA
2,048,419	6.50	10/15/2008	2,081,797
FHLMC Series 2078, Class PL
189,370	6.25	06/15/2012	189,274
FHLMC Series 2113, Class TE
6,274,342	6.00	01/15/2014	6,603,797
FHLMC Series 2298, Class PD
1,975,944	6.50	03/15/2030	2,007,034
FHLMC Series 2395, Class PE
9,538,126	6.00	02/15/2030	9,835,780
FHLMC Series 2479, Class TC
7,420,264	5.50	12/15/2014	7,580,449
FNMA REMIC Trust Series 1992-193, Class HD
3,310,039	7.00	11/25/2007	3,443,593
FNMA REMIC Trust Series 1993-225, Class WC
1,865,437	6.50	12/25/2013	1,977,216
FNMA REMIC Trust Series 1993-35, Class H
917,185	6.75	02/25/2008	938,306
FNMA Series 1993-121, Class Z
17,212,644	7.00	07/25/2023	18,131,322
FNMA Series 1994-72, Class J
7,455,000	6.00	06/25/2023	7,778,122
GNMA Series 2002-3, Class LE
5,948,449	6.50	08/20/2030	6,001,479

			78,326,290
Regular Floater CMOs# — 3.6%
FHLMC Series 1509, Class F
8,722,311	2.44%	04/15/2008	8,800,811
FHLMC Series 1606, Class FC
13,940,337	2.61	11/15/2008	13,999,241
FHLMC Series 1612, Class FD
1,471,053	2.61	11/15/2008	1,477,778
FHLMC Series 1661, Class FD
14,779,817	2.63	01/15/2009	15,050,911
FHLMC Series 1665, Class FA
1,022,945	4.25	06/15/2023	1,039,515
FHLMC Series 1826, Class F
504,970	1.84	09/15/2021	505,458
FNMA REMIC Trust Series 1993-190, Class F
9,042,475	2.81	10/25/2008	9,089,722
FNMA REMIC Trust Series 1993-196, Class FD
758,866	2.66	10/25/2008	761,843
FNMA REMIC Trust Series 1993-214, Class FA
2,151,943	2.11	12/25/2008	2,172,617
FNMA REMIC Trust Series 1993-233, Class FA
1,812,383	2.70	12/25/2008	1,823,293
FNMA REMIC Trust Series 1994-15, Class FC
585,529	3.99	06/25/2023	591,114
FNMA Series 1993-231, Class FE
3,647,080	2.21	12/25/2008	3,690,057
FNMA Series 1998-66, Class FC
942,410	1.91	11/17/2028	950,299

			59,952,659
Sequential Fixed Rate CMOs — 9.6%
FHLMC Series 1216, Class GC
2,897,018	7.00%	03/15/2007	2,969,073
FHLMC Series 1246, Class J
651,793	7.50	05/15/2007	668,620
FHLMC Series 1423, Class FF
8,739,135	7.00	12/15/2007	9,043,868
FHLMC Series 1720, Class PJ
4,801,016	7.25	01/15/2024	5,033,122
FHLMC Series 2006, Class K
705,045	6.50	05/15/2012	708,280
FHLMC Series 2145, Class KA
1,512,418	6.35	09/15/2026	1,515,742
FHLMC Series 2282, Class VB
9,144,707	6.00	06/15/2014	9,182,946
FHLMC Series 2359, Class PC
15,204,509	6.00	07/15/2015	15,460,969
FHLMC Series 2368, Class PQ
5,021,999	6.50	08/15/2030	5,061,377
FHLMC Series 2416, Class PF
1,257,929	6.00	08/15/2018	1,261,469
FHLMC Series 2423, Class MB
5,584,020	7.00	07/15/2030	5,626,827
FHLMC Series 2441, Class JA
9,854,207	6.00	12/15/2029	9,966,302
FHLMC Series 2448, Class AV
10,329,652	6.50	09/15/2013	10,563,716
FHLMC Series 2470, Class BA
19,630,000	6.00	02/15/2030	20,498,097
First Nationwide Trust Series 2001-4, Class 1A1
6,822,835	6.75	09/21/2031	6,879,717
FNMA REMIC Trust Series 1993-014, Class A
178,628	6.00	02/25/2008	182,414
FNMA REMIC Trust Series 1993-135, Class PG
3,698,154	6.25	07/25/2008	3,826,256
FNMA REMIC Trust Series 1993-212, Class PC
7,580,565	4.50	09/25/2008	7,676,622
FNMA REMIC Trust Series 1996-14, Class J
1,003,547	6.15	03/25/2009	1,038,432
FNMA Series 1994-28, Class H
5,649,557	6.25	03/25/2023	5,707,905
FNMA Series 2003-32, Class KA
13,479,228	5.00	07/25/2013	13,756,923
GNMA REMIC Trust Series 2001-59, Class QJ
5,150,275	6.00	09/20/2028	5,181,407
GNMA REMIC Trust Series 2001-60, Class PK
7,951,269	6.00	09/20/2028	7,986,151
GNMA Series 2002-1, Class PB
8,052,614	6.00	02/20/2029	8,114,581
Residential Funding Mortgage Sec I Series 2002-S9, Class A5
187,237	6.00	07/25/2017	189,225

			158,100,041
Support — 0.3%
FHLMC Series 1639, Class M
4,522,615	6.00%	12/15/2008	4,653,002
TOTAL COLLATERALIZED MORTGAGE

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
OBLIGATIONS (CMOS)			$308,468,820
TOTAL MORTGAGE-BACKED OBLIGATIONS			$1,144,494,345
Agency Debentures — 7.7%
Federal Home Loan Mortgage Corp.
$40,000,000	2.88%	03/15/2006	$40,041,080
Federal National Mortgage Association
20,900,000	2.15	04/13/2006	20,704,460
50,000,000	3.01	06/02/2006	50,011,150
9,350,000	5.00^	03/21/2007	9,515,877
7,300,000	5.16	06/15/2011	7,322,177

TOTAL AGENCY DEBENTURES			$127,594,744
Asset-Backed Securities — 6.9%
Auto — 4.4%
AmeriCredit Automobile Receivable Trust Series 2002-A, Class A4
$7,035,000	4.61%	01/12/2009	$7,183,757
Capital One Auto Investment LLC Series 2000-B, Class A4†
10,204,729	6.78	10/15/2007	10,220,674
Duck Auto Grantor Trust Series 2002-B, Class A†
15,626,309	2.99	07/15/2007	15,636,075
Long Beach Auto Receivable Trust Series 2001-B, Class A4†
32,500,000	4.60	10/13/2008	33,231,250
Union Acceptance Corp. Series 2000-B, Class A4§
5,376,669	0.00/7.54	10/10/2006	5,426,499

			71,698,255
Home Equity — 2.5%
ACE Securities Corp. Series 2003-FM1, Class A2#
9,911,501	1.82	11/25/2032	9,924,763
Impac CMB Trust Series 2004-3, Class 1A#
21,965,093	1.70	06/25/2034	21,899,565
Indy Mac Home Equity Loan Asset-Backed Trust Series 2002-B, Class AV#
10,040,900	1.90	10/25/2033	10,067,569

			41,891,897
TOTAL ASSET-BACKED SECURITIES			$113,590,152
U.S. Treasury Obligations — 1.0%
United States Treasury Principal-Only Stripped Securities•
$17,920,000	0.00%	05/15/2011	$17,033,749

TOTAL U.S. TREASURY OBLIGATIONS			$17,033,749
Repurchase Agreement — 19.4%
Joint Repurchase Agreement Account II ¤
$319,600,000	1.37%	08/02/2004	$319,600,000
Maturity Value: $319,636,381
TOTAL-REPURCHASE-AGREEMENT			$319,600,000
TOTAL-INVESTMENTS - 104.3%			$1,722,312,990

#	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2004.

@	Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.

§	These securities are issued with a zero coupon which increases to the stated rate at a set date in the future.

†	Securities are exempt from registration under rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $75,331,040, which represents approximately 4.6% of net assets as of July 31, 2004.

^	A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

•	Security issued with a zero coupon. Income is recognized through the accretion of discount.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

¤	Joint repurchase agreement was entered into on July 30, 2004. Pursuant to exemptive relief granted by the SEC, and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. or their affiliates, transfer uninvested cash in to joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. At July 30, 2004, Ultra Short Duration Government Fund had an undivided in terest in the following Joint Repurchase Agreement Account II which equaled $319,600,000 in principal amount. At July 30, 2004, the following repurchase agreements held in this joint account were fully collateralized by Federal Agency obligations.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value
ABN AMRO, Inc.	$500,000,000	1.37%	08/02/2004	$500,057,083
Banc of America Securities LLC	1,800,000,000	1.37	08/02/2004	1,800,205,500
Barclays Capital LLC	1,000,000,000	1.37	08/02/2004	1,000,114,167
Bear Stearns & Co.	500,000,000	1.37	08/02/2004	500,057,083
Credit Suisse First Boston Corp.	500,000,000	1.37	08/02/2004	500,057,083
Greenwich Capital Markets	400,000,000	1.37	08/02/2004	400,045,667
J.P Morgan Chase & Co.	502,400,000	1.37	08/02/2004	502,457,357
Morgan Stanley & Co.	400,000,000	1.33	08/02/2004	400,044,333
Morgan Stanley & Co.	1,500,000,000	1.37	08/02/2004	1,500,171,250
UBS LLC	500,000,000	1.34	08/02/2004	500,055,833
UBS LLC	250,000,000	1.37	08/02/2004	250,028,542
Westdeutsche Landesbank AG	700,000,000	1.37	08/02/2004	700,079,917
TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT II	$8,552,400,000			$8,553,373,815

Investment Abbreviations:

REMIC —Real Estate Mortgage Investment Conduit

FUTURES CONTRACTS —At July 31, 2004, the following futures contracts were open as follows:

	Number of
	Contracts
	Long	Settlement		Unrealized
Type	(Short)	Month	Market value	Gain (Loss)
Eurodollars	1,196	September 2004	$293,199,400	$(550,605)
Eurodollars	1,317	December 2004	321,479,700	(58,885)
Eurodollars	663	March 2005	161,175,300	(106,371)
Eurodollars	(115)	June 2005	(27,850,125)	(21,953)
Eurodollars	(232)	September 2005	(55,987,400)	(199,989)
Eurodollars	(945)	December 2005	(227,331,563)	(99,251)
Eurodollars	(653)	March 2006	(156,720,000)	44,124
US Treasury Bonds	290	September 2004	31,383,438	385,392
2 Year US Treasury Notes	(730)	September 2004	(154,121,250)	(774,539)
5 Year US Treasury Notes	(2,334)	September 2004	(255,573,000)	(3,832,329)
10 Year US Treasury Notes	1,664	September 2004	184,236,000	4,769,207

			$113,890,500	$(445,199)

SWAP CONTRACTS —At July 31, 2004, The Fund had an outstanding swap contracts as follows:

Rate Type
		Notional		Payments	Payments
		Amount	Termination	made by	received by the	Unrealized
Swap Type	Swap Counterparty	(000s)	Date	the Fund	Fund	Depreciation
3 month LIBOR
Interest Rate	Banc of America Securities LLC	$160,000	6/10/2014	5.2785%	Floating	$(4,232,046)

LIBOR — London Interbank Offered Rate

At July 31, 2004, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	1,729,432,987

Gross unrealized gain	4,575,322
Gross unrealized lo ss	(11,695,319)

Net unrealized security loss	$(7,119,997)

GOLDMAN SACHS GOVERNMENT INCOME FUND

Statement of Investments

July 31, 2004 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations — 60.4%
Adjustable Rate Federal National Mortgage Association (FNMA) # — 2.0%
$578,035	4.50%	03/01/2033	$589,768
3,727,411	3.99	04/01/2034	3,824,492
3,993,913	4.59	08/01/2035	4,117,085
3,758,795	4.56	07/01/2036	3,875,197

			12,406,542

Adjustable Rate Non-Agency# — 5.6%
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-5, Class 1A1
503,821	4.16%	08/25/2033	501,020
Countrywide Home Loans Series 2003-37, Class 1A1
578,084	3.99	08/25/2033	571,707
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
1,779,588	5.10	03/25/2033	1,801,047
Sequoia Mortgage Trust Series 2004-1, Class A
3,746,934	2.19	02/20/2034	3,739,271
Structured Adjustable Rate Mortgage Loan Series 2004-1, Class 3A3
780,910	4.66	02/25/2034	789,398
Structured Adjustable Rate Mortgage Loan Series 2004-5, Class 1A
5,540,881	4.55	05/25/2034	5,495,415
Structured Asset Securities Corp. Series 2003-24A, Class 1A3
2,385,321	5.00	07/25/2033	2,370,389
Structured Asset Securities Corp. Series 2003-34A, Class 3A3
4,801,537	4.70	11/25/2033	4,735,243
Structured Asset Securities Corp. Series 2003-40A, Class 3A1
4,800,908	4.62	01/25/2034	4,846,078
Washington Mutual Series 2002-AR6, Class A1
2,335,892	2.64	06/25/2042	2,356,413
Washington Mutual Series 2002-AR9, Class 1A
3,235,361	2.64	08/25/2042	3,235,184
Washington Mutual Series 2004-AR2, Class A
4,815,872	2.64	04/25/2044	4,813,416

			35,254,581

Commercial Mortgage-Backed Securities (CMBS) — 1.1%
Interest Only@ — 1.0%
Bear Stearns Commercial Mortgage Securities Series 2003-T10, Class X2#†
23,000,000	1.27%	03/13/2040	1,339,159
CS First Boston Mortgage Securities Corp. Series 2003-C3, Class ASP#†
14,257,307	1.88	05/15/2038	1,087,961
JP Morgan Chase Commercial Mortgage Securities Series 2004-C1, Class X2#†
24,750,000	1.13	01/15/2038	1,201,786
LB-UBS Commercial Mortgage Trust Series 2003-C5, Class XCP#†
20,250,000	1.21	04/15/2037	791,388
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2#†
26,500,000	1.55	02/11/2036	1,828,513

			6,248,807

Sequential Fixed Rate CMBS — 0.1%
CS First Boston Mortgage Securities Corp. Series 1997-C2, Class A3
600,000	6.55%	01/17/2035	644,667

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)
			$6,893,474

Federal Home Loan Mortgage Corp. (FHLMC) — 25.2%
5,140,873	5.50%	12/01/2008	5,256,519
474,158	7.00	06/01/2009	502,427
402,156	6.50	08/01/2010	426,707
2,799,625	6.50	12/01/2013	2,955,418
68,518	6.50	02/01/2014	72,331
40,187	7.00	02/01/2015	42,523
4,440,643	5.50	07/01/2015	4,577,535
519,575	8.00	07/01/2015	555,027
52,061	7.00	01/01/2016	55,087
168,804	7.00	02/01/2016	178,644
1,552,406	5.50	05/01/2018	1,595,281
5,638,535	5.50	06/01/2018	5,794,261
383,856	7.50	03/01/2027	410,691
2,665,239	6.50	07/01/2028	2,797,132
40,060	8.00	07/01/2030	43,042
94,101	7.50	12/01/2030	100,595
22,354	7.50	01/01/2031	23,897
1,313,762	7.00	04/01/2031	1,390,933
4,056,250	7.00	04/01/2032	4,279,586
2,738,034	6.00	05/01/2033	2,811,639
13,000,000	5.50	TBA-15 -Yr¥	3,341,250
106,000,000	6.50	TBA-30 Yr¥	110,770,000

			157,980,525

Federal National Mortgage Association (FNMA) — 20.7%
1,704,747	6.50%	09/01/2008	1,812,596
7,280,514	6.30	12/01/2008	7,848,674
1,758,926	5.50	05/01/2009	1,798,840
8,834,518	5.50	09/01/2014	9,114,704
221,586	7.00	03/01/2015	234,697
103,605	8.00	01/01/2016	110,623
1,348,660	6.00	03/01/2017	1,408,380
2,709,508	5.00	09/01/2018	2,736,364
13,266,347	5.00	10/01/2018	13,395,993
36,336	6.50	08/01/2025	37,959
47,773	6.50	09/01/2025	49,906
71,448	6.50	10/01/2025	74,638
83,849	6.50	11/01/2025	87,594
23,070	6.50	12/01/2025	24,100
1,818	6.50	05/01/2026	1,899
8,120	6.50	06/01/2028	8,505
148,209	6.50	11/01/2028	155,132
53,441	7.50	07/01/2029	57,013
15,777	7.50	08/01/2029	16,832
20,836	7.50	10/01/2029	22,229
432	7.50	01/01/2030	460
15,034	7.50	02/01/2030	16,031
1,926,880	7.00	07/01/2031	2,035,090
456,453	6.50	09/01/2031	477,206
423,659	6.50	10/01/2031	442,942

GOLDMAN SACHS GOVERNMENT INCOME FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
$399,023	6.50%	11/01/2031	$417,203
586,760	6.50	02/01/2032	613,576
602,819	6.50	07/01/2032	630,510
1,448,447	7.00	07/01/2032	1,527,869
4,262,976	6.50	08/01/2033	4,446,728
77,000,000	6.50	TBA-30 Yr¥	80,344,726

			129,949,019

Government National Mortgage Association (GNMA) — 0.0%
140,672	6.50%	12/15/2026	147,910

Collateralized Mortgage Obligations (CMOs) — 5.8%
Interest Only@ — 0.3%
Bear Stearns Asset Backed Securities Series 2003-AC2, Class AI0
5,250,000	5.00%	10/25/2005	218,925
Countrywide Home Loan Series 2003-42, Class 2X1#
1,807,416	0.39	10/25/2033	11,684
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
745,673	5.50	06/25/2033	50,260
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X#
758,488	0.78	07/25/2033	8,391
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X#
793,978	0.60	08/25/2033	6,329
FHLMC Series 2542, Class NU
440,340	5.50	05/15/2022	74,376
FHLMC Series 2620, Class IO
3,446,757	5.50	08/15/2031	486,027
FNMA Interest-Only Stripped Security Series 151, Class 2
57,505	9.50	07/25/2022	12,004
FNMA Series 2003-36, Class IO
4,890,949	5.50	12/25/2031	634,594
Master Adjustable Rate Mortgage Trust Series 2003-2, Class 3AX#
251,314	0.68	08/25/2033	3,723
Master Adjustable Rate Mortgage Trust Series 2003-2, Class 4AX#
119,068	1.16	07/25/2033	1,956
Washington Mutual Series 2003-AR4, Class X1#
4,797,884	1.18	01/25/2008	42,212
Washington Mutual Series 2003-AR07, Class X#
2,413,523	0.97	06/25/2008	22,663
Washington Mutual Series 2003-AR12, Class X#
10,957,385	0.53	02/25/2034	59,397

			1,632,541

Inverse Floater# — 0.3%
FNMA REMIC Trust Series 1993-231, Class SA
190,738	18.09%	12/25/2008	203,772
GNMA Series 2001-48, Class SA
185,033	21.97	10/16/2031	219,598
GNMA Series 2001-51, Class SA
148,044	26.48	10/16/2031	187,165
GNMA Series 2001-51, Class SB
185,780	21.97	10/16/2031	219,719
GNMA Series 2001-59, Class SA
158,706	21.81	11/16/2024	187,978
GNMA Series 2001-62, Class SB
153,646	21.48	11/16/2027	178,207
GNMA Series 2002-13, Class SB
671,196	31.08	02/16/2032	928,669

			2,125,108

Planned Amortization Class (PAC) CMOs — 0.0%
GNMA Series 2000-10, Class UD
76,928	7.63%	05/16/2029	77,296

Principal Only — 0.0%
FNMA REMIC Trust Series G-35, Class N•
48,015	0.00/0.00	10/25/2021	42,028

Regular Floater CMOs# — 0.1%
FHLMC Series 1760, Class ZB
559,302	3.86%	05/15/2024	568,044

Sequential Fixed Rate CMOs — 5.1%
FNMA REMIC Trust Series 1993-78, Class H
140,945	6.50%	06/25/2008	147,038
FNMA REMIC Trust Series 1994-42, Class ZQ
4,820,955	7.00	04/25/2024	5,146,104
FNMA Series 2001-46, Class G
461,252	6.00	07/25/2029	461,947
FNMA Series 2001-53, Class GH
1,836,272	8.00	09/25/2016	1,969,167
FNMA Series 2001-62, Class VF
6,000,000	6.00	07/25/2019	6,211,380
GNMA Series 2001-59, Class QJ
1,098,725	6.00	09/20/2028	1,105,367
GNMA Series 2001-61, Class EA
4,151,337	6.00	09/16/2028	4,206,387
Master Asset Securitization Trust Series 2003-8, Class 1A1
9,876,853	5.50	09/25/2033	9,835,791
Residential Asset Mortgage Products, Inc. Series 2003-SL1, Class A11
2,755,297	7.13	03/25/2016	2,869,311

			31,952,492

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)			36,397,509

TOTAL MORTGAGE-BACKED OBLIGATIONS			$379,029,560

Agency Debentures — 15.6%
Federal Farm Credit Bank
$3,000,000	6.60%	07/07/2006	$3,208,176
Federal Home Loan Bank
1,000,000	5.68 ~	12/03/2004	1,065,852
2,700,000	5.38	05/15/2006	2,818,641
10,000,000	2.75	11/15/2006	9,917,530
4,000,000	2.88	02/15/2007	3,965,536
Federal Home Loan Mortgage Corp.
7,000,000	6.63	09/15/2009	7,789,545
4,500,000	7.00	03/15/2010	5,104,722
Federal National Mortgage Association
8,250,000	3.85	04/14/2009	8,185,213
10,000,000	4.10	04/20/2009	10,010,700
10,700,000	6.63	09/15/2009	11,901,666
17,900,000	7.13	06/15/2010	20,461,060

GOLDMAN SACHS GOVERNMENT INCOME FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
$2,700,000	5.16%	06/15/2011	$2,708,203
Small Business Administration
866,098	6.70	12/01/2016	921,206
781,809	7.15	03/01/2017	840,936
622,116	7.50	04/01/2017	674,742
333,212	7.30	05/01/2017	360,068
246,067	6.80	08/01/2017	263,144
559,091	6.30	05/01/2018	591,939
528,834	6.30	06/01/2018	560,025
Tennessee Valley Authority~
6,000,000	4.88	12/15/2006	6,285,084

TOTAL AGENCY DEBENTURES			$97,633,988

Asset-Backed Securities — 5.0%
Auto — 0.7%
CPS Auto Trust Series 2002-A, Class A2
$3,390,230	4.81%	12/15/2008	$3,462,272
MFN Auto Receivables Trust Series 2002-A, Class A2†
1,000,000	4.92	03/15/2008	1,010,000

			4,472,272

Home Equity — 4.2%
American Business Financial Services Series 1998-2, Class A6
755,721	6.46%	09/25/2029	782,343
Countrywide Home Equity Loan Trust Series 2003-E, Class A#
8,707,350	1.64	07/15/2029	8,704,633
Impac CMB Trust Series 2004-3, Class 1A#
5,730,024	1.70	06/25/2034	5,712,930
Residential Asset Mortgage Products, Inc. Series 2004-RZ1, Class AII#
11,092,101	1.69	03/25/2034	11,087,069
Saxon Asset Securities Trust Series 2003-2, Class AIO
7,818,182	4.75	01/25/2005	145,770

			26,432,745

Manufactured Housing — 0.1%
Mid-State Trust Series 4, Class A
479,948	8.33%	04/01/2030	525,522

TOTAL ASSET-BACKED SECURITIES			$31,430,539

U.S. Treasury Obligations — 11.4%
United States Treasury Interest-Only Stripped Securities@
$4,000,000	0.00	02/15/2012	$2,880,280
380,000	0.00	02/15/2014	242,923
8,000,000	0.00	05/15/2014	5,024,376
18,000,000	0.00	08/15/2014	11,157,120
8,000,000	0.00	05/15/2017	4,144,632
United States Treasury Principal-Only Stripped Securities•
20,600,000	0.00	05/15/2017	10,737,544
7,700,000	0.00	05/15/2020	3,299,989
7,400,000	0.00	08/15/2020	3,114,556
4,100,000	0.00	05/15/2021	1,633,727
12,700,000	0.00	02/15/2025	4,084,574
1,300,000	0.00	08/15/2025	406,393
12,000,000	0.00	11/15/2026	3,489,000
United States Treasury Bonds
1,800,000	7.50	11/15/2016	2,244,510
5,400,000	6.88 ^	08/15/2025	6,504,462
United States Treasury Note
12,500,000	3.63	07/15/2009	12,462,888

TOTAL U.S. TREASURY OBLIGATIONS			$71,426,974

Insured Revenue Bond — 0.4%
New Jersey Economic Development Authority Series A
$2,000,000	7.43%	02/15/2029	$2,404,800

TOTAL INSURED REVENUE BOND			$2, 404,800

Repurchase Agreement — 36.9%
Joint Repurchase Agreement Account II¤
$231,400,000	1.37%	08/02/2004	$231,400,000
Maturity Value: $231,426,341

TOTAL-REPURCHASE-AGREEMENT			$231,400,000

TOTAL INVESTMENTS — 129.7%			$813,325,861

†	Securities are exempt from registration under rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $7,258,807, which represents approximately 1.2% of net assets as of July 31, 2004.

¥	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate (generally +/- 2.5%) principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

#	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2004.

~	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are next interest reset date.

^	A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

@	Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.

¤	Security issued with a zero coupon. Income is recognized through the accretion of discount.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Statement of Investments

July 31, 2004 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 55.9%
Adjustable Rate Federal Home Loan Mortgage Corp. (FHLMC) # — 2.1%
$310,793	5.33%^	05/01/2018	$308,897
336,944	5.71	10/01/2025	344,540
11,294,532	3.39	07/01/2033	11,208,357
5,332,977	3.64	11/01/2033	5,330,239

			17,192,033

Adjustable Rate Federal National Mortgage Association (FNMA) # — 13.4%
819,719	2.96%	11/01/2017	839,226
991,019	4.94	02/01/2018	1,016,713
492,970	0.00	02/25/2018	454,042
624,429	5.98	02/25/2018	698,846
590,141	2.99	06/01/2018	600,195
875,576	3.49	03/01/2019	895,080
1,066,715	5.63	05/01/2020	1,104,552
904,729	4.06	12/01/2020	916,854
384,438	5.85	01/01/2023	397,488
1,605,809	5.67	07/01/2032	1,622,502
1,082,154	5.77	07/01/2032	1,100,719
2,878,967	5.37	01/01/2033	2,956,873
5,230,844	5.24	02/01/2033	5,354,319
22,407,582	4.25	05/01/2033	22,542,763
3,895,828	3.98	08/01/2033	3,868,369
15,426,541	4.42	02/01/2034	15,520,326
5,218,375	3.99	04/01/2034	5,354,289
14,925,057	4.27	06/01/2034	15,119,978
10,000,000	4.31	07/01/2034	10,150,590
4,659,565	4.59	08/01/2035	4,803,266
2,181,047	4.60	08/01/2035	2,248,329
9,083,756	4.56	07/01/2036	9,365,059

			106,930,378

Adjustable Rate Government National Mortgage Association (GNMA) # — 2.8%
10,000,000	4.50%	07/20/2034	10,060,938
12,000,000	4.50	08/20/2034	12,056,761

			22,117,699

Federal Home Loan Mortgage Corp. (FHLMC) — 7.8%
13,387,839	7.20%	10/01/2006	14,407,538
13,347,171	4.50	05/01/2008	13,516,434
87,513	7.00	01/01/2009	92,730
135,969	7.00	02/01/2009	144,076
53,928	7.00	03/01/2009	57,099
166,642	7.00	04/01/2009	176,543
116,726	7.00	05/01/2009	123,685
14,019	6.50	05/01/2010	14,877
84,916	6.50	06/01/2010	89,860
1,651,911	6.50	07/01/2010	1,748,791
227,120	7.00	07/01/2010	240,661
269,319	6.50	08/01/2010	285,599
324,003	7.00	01/01/2011	343,389
115,691	7.00	12/01/2012	122,553
399,914	6.50	01/01/2013	422,168
7,628,375	5.00	04/01/2013	7,678,247
218,718	6.50	04/01/2013	230,890
394,885	6.50	05/01/2013	416,860
217,456	6.50	06/01/2013	229,557
185,380	6.50	10/01/2013	195,696
461,545	8.50	10/01/2015	495,948
2,807,100	8.00	12/01/2015	3,000,959
126,950	7.00	03/01/2016	134,351
5,140,404	7.00	04/01/2022	5,451,523
83,260	7.50	01/01/2031	89,006
5,000,000	7.50	06/01/2031	5,366,858
5,656,394	6.00	03/01/2034	5,805,821
1,000,000	6.50	TBA-30 Yr.!	1,045,000

			61,926,719

Federal National Mortgage Association (FNMA) — 8.1%
8,110	7.00%	11/01/2007	8,601
165,916	7.00	12/01/2007	175,970
4,384	7.00	05/01/2008	4,651
35,406	7.00	08/01/2008	37,563
1,237,326	7.00	09/01/2008	1,312,697
1,010,687	6.00	12/01/2008	1,062,423
240,491	6.00	01/01/2009	252,813
24,440	6.00	05/01/2009	25,694
472,006	6.00	06/01/2009	496,168
263,741	6.00	09/01/2009	277,268
30,105	7.00	12/01/2009	31,939
176,428	8.50	05/01/2010	188,377
2,483	7.00	06/01/2010	2,633
4,119	6.00	08/01/2010	4,314
13,315	7.00	08/01/2010	14,121
9,412	7.00	01/01/2011	9,977
131,080	7.00	07/01/2011	138,944
3,121	7.00	11/01/2011	3,311
29,521,288	5.50	01/01/2013	30,354,856
136,005	6.00	01/01/2014	141,834
407,292	6.00	03/01/2014	424,747
33,629	5.50	04/01/2014	34,322
967,418	6.50	12/01/2014	1,023,604
56,741	8.50	09/01/2015	61,433
472,043	8.50	10/01/2015	511,077
126,203	8.50	12/01/2015	136,660
1,949,479	5.50	07/01/2018	2,007,048
1,138,759	5.50	08/01/2018	1,171,750
1,356,882	5.50	09/01/2018	1,396,192
199,662	5.50	12/01/2018	205,447
276,639	7.00	11/01/2019	293,814
263,965	8.00	02/01/2031	284,580
6,608,599	7.00	04/01/2032	6,970,962
602,819	6.50	07/01/2032	630,511
14,426,567	6.50	04/01/2033	15,048,412

			64,744,713

Government National Mortgage Association (GNMA) — 0.2%
217,318	6.50%	06/15/2008	232,919
112,585	6.50	07/15/2008	120,667
317,449	6.50	08/15/2008	340,239
167,723	6.50	09/15/2008	179,764
38,667	6.50	10/15/2008	41,443
10,764	6.50	11/15/2008	11,536
30,363	9.00	12/15/2008	32,982
29,047	6.50	01/15/2009	30,909
58,849	9.00	01/15/2009	64,132
2,833	6.50	03/15/2009	3,037

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
$19,535	6.50%	04/15/2009	$20,787
165,941	6.50	05/15/2009	176,578
18,803	6.50	07/15/2009	20,009
23,998	6.50	11/15/2009	25,536
9,956	9.00	01/15/2010	10,883
120,172	9.00	07/15/2012	132,038

			1,443,459

Collateralized Mortgage Obligations (CMOs) — 21.5%
Interest Only@ — 0.3%
FHLMC Series 2541, Class QI
2,478,650	6.00%	01/15/2029	130,000
FHLMC Series 2575, Class IB
5,186,721	5.50	08/15/2030	803,557
FHLMC Series 2586, Class NX
2,723,812	4.50	08/15/2016	362,503
FHLMC Series 2587, Class IG
3,340,867	4.50	10/15/2016	439,758
FHLMC Series 2620, Class IO
4,988,727	5.50	08/15/2031	703,460

			2,439,278

Inverse Floater# — 0.1%
FNMA REMIC Trust Series 1990-134, Class SC
152,691	19.40%	11/25/2020	197,044
FNMA REMIC Trust Series 1993-231, Class SA
254,317	18.09	12/25/2008	271,696
GNMA REMIC Trust 2001-59, Class SA
44,619	21.81	11/16/2024	52,849
GNMA REMIC Trust 2001-62, Class SB
70,290	21.48	11/16/2027	81,525

			603,114

IOette@# — 0.0%
FHLMC Series 1161, Class U
3,634	1,172.81%	11/15/2021	7,130

Planned Amortization Class (PAC) CMOs — 17.2%
FHLMC Series 1327, Class HA
1,541,292	7.50%	07/15/2007	1,579,435
FHLMC Series 1377, Class H
6,846,510	6.00	09/15/2007	6,942,780
FHLMC Series 1415, Class N
960,615	6.75	11/15/2007	984,006
FHLMC Series 1429, Class G
1,694,005	7.00	11/15/2007	1,747,884
FHLMC Series 1445, Class K
78,438	7.00	10/15/2007	78,584
FHLMC Series 1475, Class K
1,832,473	7.00	02/15/2008	1,899,751
FHLMC Series 1556, Class H
2,063,000	6.50	08/15/2013	2,191,300
FHLMC Series 1564, Class H
4,869,332	6.50	08/15/2008	5,061,606
FHLMC Series 1601, Class PL
2,631,248	6.00	10/15/2008	2,721,067
FHLMC Series 1606, Class H
4,490,147	6.00	11/15/2008	4,657,945
FHLMC Series 1655, Class K
14,000,000	6.50	01/15/2009	14,778,340
FHLMC Series 1697, Class PJ
1,678,232	6.00	07/15/2008	1,690,787
FHLMC Series 1703, Class GB
13,396,738	6.50	02/15/2009	14,051,040
FHLMC Series 1916, Class PC
3,700,000	6.75	12/15/2011	4,010,549
FHLMC Series 2470, Class QD
436,447	6.00	07/15/2028	436,233
FHLMC Series 2479, Class PE
8,000,000	6.00	05/15/2031	8,271,291
FNMA REMIC Trust Series 1992-142, Class K
3,353,729	7.00	08/25/2007	3,483,867
FNMA REMIC Trust Series 1993-010, Class PH
721,493	6.50	12/25/2007	735,637
FNMA REMIC Trust Series 1993-028, Class PJ
2,220,650	7.00	03/25/2008	2,295,979
FNMA REMIC Trust Series 1993-052, Class J
5,576,269	6.50	04/25/2008	5,780,360
FNMA REMIC Trust Series 1993-121, Class Z
9,562,580	7.00	07/25/2023	10,072,957
FNMA REMIC Trust Series 1993-126, Class PG
5,227,493	6.50	07/25/2008	5,445,634
FNMA REMIC Trust Series 1993-135, Class PG
4,226,462	6.25	07/25/2008	4,372,864
FNMA REMIC Trust Series 1993-209, Class H
923,875	6.00	03/25/2008	928,173
FNMA Series 1993-055, Class J
499,018	6.50	11/25/2007	499,318
FNMA Series 1993-118, Class J
3,376,079	6.50	06/25/2008	3,471,893
FNMA Series 1993-207, Class G
5,081,301	6.15	04/25/2023	5,186,460
FNMA Series 1994-23, Class PE
1,402,482	6.00	08/25/2022	1,417,566
FNMA Series 1994-86, Class PH
4,800,288	6.00	10/25/2008	4,848,613
FNMA Series 2002-16, Class PK
3,000,000	6.50	10/25/2030	3,134,492
FNMA Series 2002-22, Class VB
2,563,486	6.50	08/25/2009	2,670,528
GNMA REMIC Trust Series 2000-10, Class UD
134,625	7.63	05/16/2029	135,269
GNMA REMIC Trust Series 2001-59, Class QJ
1,373,407	6.00	09/20/2028	1,381,708
GNMA REMIC Trust Series 2002-45, Class QD
9,503,521	6.50	06/20/2031	9,894,042

			136,857,958

Planned Amortization — Interest Only@ — 0.0%
FHLMC Series 1587, Class HA
351,118	6.50%	10/15/2008	29,549

Principal Only — 0.0%
FNMA REMIC Trust Series G92-28, Class A•
205,943	0.00	05/25/2007	201,592

Sequential Fixed Rate CMOs — 3.2%
FHLMC Series 108, Class G
1,489,426	8.50%	12/15/2020	1,490,600
FHLMC Series 1980, Class Z
5,202,662	7.00	07/15/2027	5,499,792
FHLMC Series 2019, Class Z
4,898,984	6.50	12/15/2027	5,144,320
FHLMC Series 2145, Class KA

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Statement of Investments (continued)

July 31, 2004 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
$335,263	6.35%	09/15/2026	$336,000
FNMA REMIC Trust 1989-66, Class J
1,815,497	7.00	09/25/2019	1,931,943
FNMA REMIC Trust Series 1990-16, Class E
1,267,073	9.00	03/25/2020	1,360,596
FNMA REMIC Trust Series 1992-33, Class K
2,050,835	8.50	03/25/2018	2,286,288
FNMA Series 2003-32, Class KA
7,152,244	5.00	07/25/2013	7,299,592
GNMA REMIC Trust Series 1995-3, Class DQ
233,569	8.05	06/16/2025	248,849

			25,597,980

Target Amortization Class (TAC) — 0.7%
FNMA REMIC Trust Series 1994-18, Class D
5,333,333	6.75%	02/25/2024	5,609,524

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)			$171,346,125

TOTAL MORTGAGE-BACKED OBLIGATIONS			$445,701,126

Agency Debentures — 25.7%
Federal Farm Credit Bank
$10,000,000	4.90%	03/21/2006	$10,342,580
2,000,000	5.40	05/10/2006	2,088,048
12,500,000	6.60 ^	07/07/2006	13,367,400
Federal Home Loan Bank
8,555,000	6.50	11/15/2005	8,990,503
3,000,000	2.75	05/15/2006	2,995,176
3,000,000	5.38	05/15/2006	3,131,823
9,000,000	2.50	05/19/2006	8,943,867
10,000,000	1.50 #	08/30/2006	9,821,480
10,000,000	3.50	05/15/2007	10,041,010
7,000,000	3.79	11/28/2008	6,880,664
Federal Home Loan Mortgage Corp.
12,000,000	3.50	08/16/2005	12,005,712
15,000,000	2.27	04/28/2006	14,873,340
12,000,000	2.40	03/29/2007	11,739,024
10,000,000	3.00	07/27/2007	9,851,588
5,000,000	3.50	04/15/2008	4,960,675
16,000,000	3.00	07/09/2008	15,528,080
Federal National Mortgage Association
6,500,000	2.15	04/13/2006	6,439,186
12,000,000	2.30	04/28/2006	11,893,620
8,000,000	3.01	06/02/2006	8,001,784
3,000,000	3.51	08/23/2006	3,002,118
8,000,000	5.42	04/04/2007	8,171,650
10,000,000	6.63	10/15/2007	10,945,460
7,500,000	3.13 #	12/08/2008	7,442,040
Small Business Administration
637,177	7.20	06/01/2017	687,381
1,118,182	6.30	05/01/2018	1,183,878
1,322,084	6.30	06/01/2018	1,400,063

TOTAL AGENCY DEBENTURES			$204,728,150

U.S. Treasury Obligations — 10.5%
United States Treasury Interest-Only Stripped Securities@
$15,500,000	0.00%	05/15/2014	$9,734,729
United States Treasury Principal-Only Stripped Securities•
30,000,000	0.00	05/15/2011	28,516,320
United States Treasury Bond
9,900,000	3.63	07/15/2009	9,870,607
United States Treasury Note
35,600,000	2.50	05/31/2006	35,530,473

TOTAL U.S. TREASURY OBLIGATIONS			$83,652,129

Repurchase Agreement — 9.7%
Joint Repurchase Agreement Account II¤
$77,300,000	1.37%	08/02/2004	$77,300,000
Maturity Value: $77,308,799

TOTAL REPURCHASE AGREEMENT			$77,300,000

TOTAL INVESTMENTS — 101.8%			$811,381,405

     The accompanying notes are an integral part of these financial statements.

#	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2004.

@	Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.

!	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate (generally +/- 2.5%) principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

^	A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

•	Security issued with a zero coupon. Income is recognized through the accretion of discount.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

¤	Joint repurchase agreement was entered into on July 30, 2004. Pursuant to exemptive relief granted by the SEC, and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. or their affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.
At July 31, 2004, Short Duration Government Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $77,300,000 in principal amount. At July 31, 2004, the following repurchase agreements held in this joint account were fully collateralized by Federal Agency obligations.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value
ABN AMRO, Inc.	$500,000,000	1.37%	08/02/2004	$500,057,083
Banc of America Securities LLC	1,800,000,000	1.37	08/02/2004	1,800,205,500
Barclays Capital PLC	1,000,000,000	1.37	08/02/2004	1,000,114,167
Bear Stearns & Co.	500,000,000	1.37	08/02/2004	500,057,083
Credit Suisse First Boston Corp.	500,000,000	1.37	08/02/2004	500,057,083
Greenwich Capital Markets	400,000,000	1.37	08/02/2004	400,045,667
J.P. Morgan Chase & Co.	502,400,000	1.37	08/02/2004	502,457,357
Morgan Stanley & Co.	400,000,000	1.33	08/02/2004	400,044,333
Morgan Stanley & Co.	1,500,000,000	1.37	08/02/2004	1,500,171,250
UBS LLC	500,000,000	1.34	08/02/2004	500,055,833
UBS LLC	250,000,000	1.37	08/02/2004	250,028,542
Westdeutsche Landesbank AG	700,000,000	1.37	08/02/2004	700,079,917

TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT II	$8,552,400,000			$8,553,373,815

Investment Abbreviations:
REMIC—Real Estate Mortgage Investment Conduit

FUTURES CONTRACTS - At July 31, 2004, the Fund has the following derivative contracts outstanding:

	Number of
	Contracts Long	Settlement		Unrealized
Type	(Short)	Month	Market Value	Gain (Loss)
Eurodollars	(40)	September 2004	$(9,806,000)	$(3,636)
Eurodollars	313	December 2004	76,403,300	(40,332)
Eurodollars	332	March 2005	80,709,200	(82,413)
Eurodollars	47	June 2005	11,382,225	39,203
Eurodollars	64	September 2005	15,444,800	42,732
Eurodollars	(248)	December 2005	(59,659,500)	27,747
Eurodollars	(302)	March 2006	(72,480,000)	18,160
U.S. Treasury Bonds	131	September 2004	14,176,656	309,593
2 Year U.S. Treasury Notes	1,861	September 2004	392,903,625	1,519,017
5 Year U.S. Treasury Notes	(1,444)	September 2004	(158,118,000)	(2,266,051)
10 Year U.S. Treasury Notes	373	September 2004	41,298,094	403,928
10 Year Interest Rate Swap	(570)	September 2004	(61,328,437)	(1,938,137)

			$270,925,963	$(1,970,189)

At July 31, 2004, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$819,154,329

Gross unrealized gain	2,757,242
Gross unrealized loss	(10,530,166)

Net unrealized security loss	$(7,772,924)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of this filing, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (and 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*		/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	September 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	September 29, 2004

By (Signature and Title)*		JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	September 29, 2004

* Print the name and title of each signing officer under his or her signature.